UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22519

First Trust Exchange-Traded AlphaDEX® Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 765-8000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded AlphaDEX® Fund II
Annual Report
December 31, 2019

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust Brazil AlphaDEX® Fund (FBZ)
First Trust China AlphaDEX® Fund (FCA)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust South Korea AlphaDEX® Fund (FKO)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust Canada AlphaDEX® Fund (FCAN)
First Trust Australia AlphaDEX® Fund (FAUS)
First Trust United Kingdom AlphaDEX® Fund (FKU)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
First Trust Hong Kong AlphaDEX® Fund (FHK)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

First Trust Exchange-Traded AlphaDEX® Fund II
Annual Report
December 31, 2019

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded AlphaDEX® Fund II
Annual Letter from the Chairman and CEO
December 31, 2019
Dear Shareholders,
First Trust is pleased to provide you with the annual report for the First Trust Exchange-Traded AlphaDEX® Fund II (the “Funds”), which contains detailed information about the Funds for the twelve months ended December 31, 2019, including a market overview and a performance analysis.
A significant event for the markets in the past year was the decision by the Federal Reserve (the “Fed”) to reverse course with respect to monetary policy. For those who may not follow the Fed closely, after holding its federal funds target rate (upper bound) at an artificially low 0.25% for seven years (December 2008-December 2015) to help stimulate U.S. economic activity, the Fed spent the better part of the next four years (December 2015-July 2019) increasing its benchmark lending rate in an effort to normalize it. Over that period, the Fed increased the rate from 0.25% to 2.50%. To lend some perspective, the average federal funds target rate (upper bound) was 2.95% for the 30-year period ended December 31, 2019, so the Fed came close to achieving its goal of normalizing it, according to data from Bloomberg. From the end of July 2019 through the end of December, however, the Fed initiated three rate cuts that dropped it from 2.50% to 1.75%.
So why did the Fed reverse course on monetary policy? We believe, as well as others in the financial media, that the Fed’s reversal on monetary policy has to do with the trade tariffs. The Trump Administration first began implementing new trade tariffs on imported goods back in March 2018. While the original tariffs targeted just imported steel and aluminum, the use of tariffs quickly escalated to other goods and services. The lion’s share of the tariff conflict today is between the U.S. and China, the two-largest economies in the world. In our opinion, it is believed that President Donald J. Trump is utilizing tariffs as leverage to try and negotiate more favorable trade agreements between the U.S. and its major trading partners. One of the by-products of the escalation in the use of tariffs by all parties involved has been a slowdown in global economic growth, particularly in the U.S. The annualized U.S. real gross domestic product growth rate in the second quarter of 2018 (when new tariffs were introduced) was 3.5%. As of the second and third quarters of 2019, that annualized growth rate was down to 2.0% and 2.1%, respectively, according to data from the Bureau of Economic Analysis. For many months, President Trump has publicly challenged the Fed to lower rates aggressively to help offset the tempering of economic growth. Trump has noted that the Fed has room to lower rates due to the extremely low-to-negative rate levels found in many countries abroad as well as the lack of any significant inflationary pressure in the current climate. While the Fed has delivered some rate cuts in recent months, we believe that President Trump will continue to bang the drum for even more rate cuts.
It has been said in the financial media that this is the “most hated” bull market in history, yet it has been one of the most prosperous for investors. The bull market turns 11 years old on March 9, 2020. A Bloomberg survey of 21 equity strategists found that their average 2020 year-end price target for the S&P 500® Index was 3,318 as of December 17, 2019, according to its own release. The highest estimate was 3,500. The lowest estimate was 3,000. With a target of 3,650, Brian Wesbury, Chief Economist at First Trust Advisors L.P., is more bullish than all the strategists surveyed by Bloomberg. We encourage investors to stay the course.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded AlphaDEX® Fund II
Annual Report
December 31, 2019
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 27 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
The consensus among economists projects a 1.8% growth rate estimate for the U.S. economy in 2020 (on a fourth quarter to fourth quarter basis), according to a survey conducted by Bloomberg. However, Brian Wesbury, Chief Economist at First Trust Advisors L.P. believes the economy may grow at a 2.5% to 3.0% pace, in part due to home building and business investment that are poised to contribute more to economic growth in 2020 than what the broader consensus believes, in his opinion.
The combination of low interest rates, low inflation, strong job growth, regulatory reform and a more favorable U.S. corporate tax structure following the passage of the Tax Cuts and Jobs Act of 2017 makes the current climate an attractive one for investors, in our opinion. Minus tax reform, which took effect in 2018, and regulatory reform, which has been driven by the Trump Administration since it took office in 2017, investors have been prospering in a low rate/low inflation/strong job growth climate for the better part of the last decade. Very little has changed in that regard. One thing that has created some uncertainty in the markets is the extent of the potential fallout from the implementation and escalation of trade tariffs by the Trump Administration. That effort is now 21 months old and counting. The mid-December announcement that the U.S. and China had struck a “Phase One” deal is encouraging, in our opinion.
Investors are flocking to exchange-traded funds (“ETFs”) and related exchange-traded products (“ETPs”). The global ETF industry turns 30 years old on March 9, 2020. ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed globally stood at an all-time high of $6.350 trillion at the close of 2019, up 31.9% from the $4.815 trillion at the end of 2018, according to its own release. In 2019, net inflows to ETFs/ETPs listed globally totaled $571.03 billion, the second highest on record behind the $653.26 billion registered in 2017.
U.S. Stocks and Bonds
In 2019, three of the major U.S. stock indices posted substantial double-digit gains. The S&P 500® Index, S&P MidCap 400® Index and S&P SmallCap 600® Index posted total returns of 31.49%, 26.20%, and 22.78%, respectively, according to Bloomberg. All 11 major S&P 500® Index sectors posted positive total returns. The top-performing sectors were Information Technology, Communication Services and Financials, up 50.29%, 32.69% and 32.13%, respectively, while the only sector with a total return below 20% for the year was Energy, up 11.81%. The outlook for corporate earnings is encouraging, in our opinion. Bloomberg’s 2020 and 2021 consensus earnings growth estimates for the S&P 500® Index were 9.02% and 10.72%, respectively, as of December 31, 2019.
The yield on the benchmark 10-year Treasury Note (“T-Note”) closed trading on December 31, 2019, at 1.92%, down 77 basis points (“bps”) from its 2.69% close a year earlier, according to Bloomberg. The yield stood 48 bps below its 2.40% average for the 10-year period ended December 31, 2019. For those investors still concerned about the prospects for an inverted yield curve, the spread between the 2-year T-Note and the 10-year T-Note closed 2019 at 35 bps (1.57% vs. 1.92%), according to data from Bloomberg. For comparative purposes, the average spread was 117 bps (3.33% vs. 4.50%) for the 30-year period ended December 31, 2019. The yield curve, while not inverted, remains relatively flat. We will monitor this scenario moving forward.
In the U.S. bond market, all the major bond groups posted positive returns in 2019. The top-performing major debt group we track was high yield corporate bonds. The Bloomberg Barclays U.S. Corporate High Yield Index posted a total return of 14.32%. The worst-performing debt group that we track was government bonds. The Bloomberg Barclays U.S. Treasury: Intermediate Index posted a total return of 5.22%.

Market Overview (Continued)
Foreign Stocks and Bonds
The U.S. dollar rose by 0.23% against a basket of major currencies in 2019, as measured by the U.S. Dollar Index (DXY). With respect to U.S. investors, a flat U.S. dollar would have little to no impact on the returns of foreign securities, in our opinion. Aside from the currency aspect, foreign stocks and bonds performed quite well in 2019.
The Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of 12.13% (USD), while the Bloomberg Barclays Global Aggregate Index of higher quality debt rose 6.84% (USD). With respect to equities, the MSCI Emerging Markets Index of stocks posted a total return of 18.44% (USD), while the MSCI World ex USA Index was up 22.49% (USD) on a total return basis, according to Bloomberg.

Fund Performance Overview (Unaudited)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
The First Trust Asia Pacific ex-Japan AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC (the “Nasdaq”) under the ticker symbol “FPA.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ DM Asia Pacific Ex-Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Inception (4/18/11) to 12/31/19	5 Years Ended 12/31/19	Inception (4/18/11) to 12/31/19
Fund Performance
NAV	7.35%	3.22%	2.27%	17.17%	21.54%
Market Price	7.59%	3.13%	2.22%	16.66%	21.06%
Index Performance
NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index(1)	7.99%	3.84%	N/A	20.74%	N/A
NASDAQ DM Asia Pacific Ex-Japan Index(1)	15.53%	N/A	N/A	N/A	N/A
MSCI Pacific ex-Japan Index	18.36%	5.70%	4.23%	31.92%	43.45%
(See Notes to Fund Performance Overview Page 43.)
Performance Review
The Fund generated a net asset value (“NAV”) return of 7.35% during the 12-month period covered by this report. During the same period, the MSCI Pacific ex-Japan Index (“Benchmark”) generated a return of 18.36%. The Fund invested primarily in Hong Kong (33.0%), Australian (30.6%), and South Korean (28.8%) securities. The Hong Kong securities, with the heaviest weight of any country in the Fund, returned 6.8% and contributed 2.3% to the Fund’s total return. The greatest contribution to return came from investments in Australia. These securities returned 30.8% and contributed 7.7% to the Fund’s total return. The South Korean securities, meanwhile, returned -7.2%, causing a -1.4% drag on portfolio return. The total currency effect to the Fund over the same period was -0.9%. On a relative basis, the Fund underperformed the Benchmark. Investments in South Korean securities contributed -7.3% of underperformance, significantly more than any under-or-outperformance from the other countries represented in the Fund. The only outperformance in the Fund came from Australian investments, which caused 0.5% outperformance for the Fund versus the Benchmark.

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA) (Continued)
Sector Allocation	% of Total Long-Term Investments
Real Estate	23.5%
Materials	14.2
Consumer Discretionary	13.3
Industrials	13.3
Information Technology	8.6
Communication Services	6.6
Energy	5.7
Utilities	4.5
Financials	3.9
Consumer Staples	3.5
Health Care	2.9
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
BlueScope Steel Ltd.	2.1%
Fortescue Metals Group Ltd.	2.0
SK Hynix, Inc.	1.9
Qantas Airways Ltd.	1.9
NagaCorp Ltd.	1.8
Sino Biopharmaceutical Ltd.	1.7
LG Corp.	1.7
Sun Hung Kai Properties Ltd.	1.7
CK Asset Holdings Ltd.	1.7
Kerry Properties Ltd.	1.6
Total	18.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through December 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through December 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	71	40	4	0
1/1/16 – 12/31/16	73	34	4	0
1/1/17 – 12/31/17	102	47	5	0
1/1/18 – 12/31/18	51	10	1	0
1/1/19 – 12/31/19	44	9	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	76	52	9	0
1/1/16 – 12/31/16	81	52	7	1
1/1/17 – 12/31/17	69	28	0	0
1/1/18 – 12/31/18	104	71	13	1
1/1/19 – 12/31/19	88	83	27	1

Fund Performance Overview (Unaudited) (Continued)
First Trust Europe AlphaDEX® Fund (FEP)
The First Trust Europe AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Europe Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEP.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ DM Europe Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Inception (4/18/11) to 12/31/19	5 Years Ended 12/31/19	Inception (4/18/11) to 12/31/19
Fund Performance
NAV	24.38%	7.33%	5.31%	42.46%	56.92%
Market Price	24.67%	7.41%	5.30%	42.96%	56.81%
Index Performance
NASDAQ AlphaDEX® Europe Index(1)	25.65%	N/A	N/A	N/A	N/A
NASDAQ DM Europe Index(1)	24.08%	5.22%	N/A	28.99%	N/A
MSCI Europe Index	23.77%	5.06%	4.83%	27.98%	50.78%
(See Notes to Fund Performance Overview Page 43.)
Performance Review
The Fund generated a NAV return of 24.38% during the 12-month period covered by this report. During the same period, the MSCI Europe Index (“Benchmark”) generated a return of 23.77%. United Kingdom securities carried the highest allocation in the Fund over the period with a 22.9% weighting. These securities returned 34.0%, causing 9.1% return in the Fund. Securities in Italy showed the greatest return in the Fund, returning 39.9%, contributing 2.7% return in the Fund. The total currency effect to the Fund over the same period totaled -0.4%. On a relative basis, the Fund outperformed the Benchmark. United Kingdom securities created 3.1% of relative outperformance. French securities created the greatest amount of underperformance for the Fund, causing the Fund to underperform the Benchmark by -1.2%.

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Europe Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Europe AlphaDEX® Fund (FEP) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	22.2%
Industrials	14.0
Financials	12.8
Materials	11.5
Real Estate	9.8
Utilities	7.7
Information Technology	5.1
Consumer Staples	5.1
Communication Services	4.3
Energy	4.2
Health Care	3.3
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
International Consolidated Airlines Group S.A.	1.1%
Flutter Entertainment PLC	1.0
Avast PLC	0.9
Anglo American PLC	0.9
Hella GmbH & Co., KGaA	0.9
Altice Europe N.V.	0.9
Bellway PLC	0.9
ASM International N.V.	0.9
boohoo Group PLC	0.9
JD Sports Fashion PLC	0.9
Total	9.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through December 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through December 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 - 12/31/15	144	46	5	0
1/1/16 - 12/31/16	46	4	0	0
1/1/17 - 12/31/17	177	28	0	0
1/1/18 - 12/31/18	139	17	1	0
1/1/19 - 12/31/19	76	3	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 - 12/31/15	51	6	0	0
1/1/16 - 12/31/16	170	29	3	0
1/1/17 - 12/31/17	46	0	0	0
1/1/18 - 12/31/18	89	3	1	1
1/1/19 - 12/31/19	168	4	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Latin America AlphaDEX® Fund (FLN)
The First Trust Latin America AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Latin America Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FLN.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Latin America Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Inception (4/18/11) to 12/31/19	5 Years Ended 12/31/19	Inception (4/18/11) to 12/31/19
Fund Performance
NAV	26.26%	7.35%	0.25%	42.54%	2.15%
Market Price	26.82%	7.48%	0.25%	43.43%	2.23%
Index Performance
NASDAQ AlphaDEX® Latin America Index(1)	28.26%	N/A	N/A	N/A	N/A
NASDAQ Latin America Index(1)	21.16%	5.25%	N/A	29.13%	N/A
MSCI EM Latin America Index	17.46%	4.18%	-2.06%	22.72%	-16.55%
(See Notes to Fund Performance Overview Page 43.)
Performance Review
The Fund generated a NAV return of 26.26% during the 12-month period covered by this report. During the same period, the MSCI EM Latin America Index (“Benchmark”) generated a return of 17.46%. Brazilian securities carried the greatest weight and also had the greatest contribution to the Fund’s return during the period. Brazil was weighted at 63.5% and the total contribution to return was 26.2%. The total currency effect to the Fund over the same period totaled -2.8%. On a relative basis, the Fund outperformed the Benchmark. Securities in Brazil caused the most outperformance, contributing 9.0% of outperformance against the Benchmark. The largest underperformance for the Fund came via investments in Colombian securities, which caused -0.5% underperformance for the Fund versus the Benchmark.

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Latin America Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Latin America AlphaDEX® Fund (FLN) (Continued)
Sector Allocation	% of Total Long-Term Investments
Utilities	20.8%
Consumer Staples	14.2
Financials	12.7
Materials	12.1
Consumer Discretionary	10.7
Industrials	10.2
Communication Services	7.3
Energy	5.8
Real Estate	3.1
Health Care	3.1
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
TIM Participacoes S.A.	4.0%
Magazine Luiza S.A.	3.9
Sul America S.A.	3.8
Gerdau S.A. (Preference Shares)	3.7
Natura & Co. Holding S.A.	3.5
Cia Paranaense de Energia, Class B (Preference Shares)	3.4
Cosan S.A.	3.2
Fibra Uno Administracion S.A. de C.V.	3.1
Notre Dame Intermedica Participacoes S.A.	3.1
Coca-Cola Femsa S.A.B. de C.V.	3.0
Total	34.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through December 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through December 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	83	36	1	0
1/1/16 – 12/31/16	83	14	6	1
1/1/17 – 12/31/17	46	37	2	0
1/1/18 – 12/31/18	69	11	1	1
1/1/19 – 12/31/19	93	9	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	110	21	1	0
1/1/16 – 12/31/16	88	56	2	2
1/1/17 – 12/31/17	113	53	0	0
1/1/18 – 12/31/18	120	48	1	0
1/1/19 – 12/31/19	117	31	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Brazil AlphaDEX® Fund (FBZ)
The First Trust Brazil AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Brazil Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FBZ.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Brazil Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Inception (4/18/11) to 12/31/19	5 Years Ended 12/31/19	Inception (4/18/11) to 12/31/19
Fund Performance
NAV	41.06%	10.31%	-0.37%	63.35%	-3.19%
Market Price	42.85%	10.48%	-0.31%	64.59%	-2.70%
Index Performance
NASDAQ AlphaDEX® Brazil Index(1)	44.18%	N/A	N/A	N/A	N/A
NASDAQ Brazil Index(1)	30.59%	11.21%	N/A	70.14%	N/A
MSCI Brazil Index	26.30%	8.74%	-1.64%	52.04%	-13.42%
(See Notes to Fund Performance Overview Page 43.)
Performance Review
The Fund generated a NAV return of 41.06% during the 12-month period covered by this report. During the same period, the MSCI Brazil Index (“Benchmark”) generated a return of 26.30%. The Fund allocated 21.6% to the Utilities sector, more than the weight allocated to any other sector. Investments in this sector returned 50.3% and contributed 11.1% to the Fund’s total return. This was the greatest contribution to Fund performance of any sector during the period. The worst-performing sector, and the only negatively contributing sector, in the Fund was Information Technology. Only two securities and an average weight of 2.3% were allocated to this sector in the Fund. These investments contributed -0.5% to the Fund’s total return. The total currency effect to the Fund over the same period was -5.8%. On a relative basis, the Fund outperformed the Benchmark. This outperformance came primarily from investments in the Utilities and Materials sectors, which received allocations of 21.6% and 11.2%, respectively, and caused 4.2% and 4.1% outperformance, respectively, versus the Benchmark. A small amount of underperformance came from investments in Information Technology, which caused -0.2% underperformance versus the Benchmark.

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Brazil Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Brazil AlphaDEX® Fund (FBZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Utilities	20.6%
Consumer Discretionary	17.8
Consumer Staples	12.1
Materials	11.0
Financials	10.8
Industrials	8.1
Communication Services	7.1
Health Care	4.5
Energy	3.7
Information Technology	2.9
Real Estate	1.4
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Sul America S.A.	4.3%
Cia Paranaense de Energia, Class B (Preference Shares)	3.8
TIM Participacoes S.A.	3.6
Alpargatas S.A. (Preference Shares)	3.5
JBS S.A.	3.3
Bradespar S.A. (Preference Shares)	3.2
Telefonica Brasil S.A. (Preference Shares)	3.1
MRV Engenharia e Participacoes S.A.	3.0
Natura & Co. Holding S.A.	3.0
Magazine Luiza S.A.	2.9
Total	33.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through December 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through December 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	32	7	5	0
1/1/16 – 12/31/16	88	14	3	2
1/1/17 – 12/31/17	71	21	2	0
1/1/18 – 12/31/18	104	13	2	4
1/1/19 – 12/31/19	66	6	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	78	123	6	1
1/1/16 – 12/31/16	101	39	4	1
1/1/17 – 12/31/17	122	34	1	0
1/1/18 – 12/31/18	112	14	2	0
1/1/19 – 12/31/19	87	89	3	0

Fund Performance Overview (Unaudited) (Continued)
First Trust China AlphaDEX® Fund (FCA)
The First Trust China AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® China Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FCA.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ China Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Inception (4/18/11) to 12/31/19	5 Years Ended 12/31/19	Inception (4/18/11) to 12/31/19
Fund Performance
NAV	17.34%	6.76%	1.61%	38.69%	14.95%
Market Price	19.14%	6.67%	1.65%	38.12%	15.36%
Index Performance
NASDAQ AlphaDEX® China Index(1)	18.64%	N/A	N/A	N/A	N/A
NASDAQ China Index(1)	19.23%	7.43%	N/A	43.07%	N/A
MSCI China Index	23.46%	7.49%	4.98%	43.51%	52.68%
(See Notes to Fund Performance Overview Page 43.)
Performance Review
The Fund generated a NAV return of 17.34% during the 12-month period covered by this report. During the same period, the MSCI China Index (“Benchmark”) generated a return of 23.46%. The most heavily weighted sector in the Fund during the same period was the Real Estate sector, which had an allocation of 21.8%. These investments had a great return of 56.2% and contributed 10.1% to Fund performance, far more than the contribution of any other sector. The most negatively contributing sector were the investments in Utilities, which received an allocation in the Fund of 11.5% and contributed -0.8% to Fund performance. The total currency effect to the Fund over the same period was 0.5%. On a relative basis, the Fund underperformed the Benchmark. The majority of this underperformance came from investments in the Consumer Discretionary sector. These investments attributed -4.8% of underperformance versus the Benchmark. Investments in the Real Estate sector, which the Fund overweighted versus the Benchmark, contributed 4.9% outperformance for the Fund.

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® China Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust China AlphaDEX® Fund (FCA) (Continued)
Sector Allocation	% of Total Long-Term Investments
Real Estate	25.2%
Materials	17.5
Industrials	14.9
Consumer Discretionary	11.7
Energy	8.6
Utilities	6.9
Consumer Staples	6.5
Communication Services	5.0
Health Care	1.5
Financials	1.3
Information Technology	0.9
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	4.1%
Country Garden Services Holdings Co., Ltd.	3.7
China Aoyuan Group Ltd.	3.7
Dongfeng Motor Group Co., Ltd., Class H	3.7
Maanshan Iron & Steel Co., Ltd., Class H	3.3
Li Ning Co., Ltd.	3.3
Times China Holdings Ltd.	3.2
Longfor Group Holdings Ltd.	3.2
China Merchants Port Holdings Co., Ltd.	3.2
Sunac China Holdings Ltd.	3.1
Total	34.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through December 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through December 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	58	35	19	6
1/1/16 – 12/31/16	42	14	2	0
1/1/17 – 12/31/17	24	12	0	0
1/1/18 – 12/31/18	78	76	26	3
1/1/19 – 12/31/19	89	49	10	2
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	69	44	19	2
1/1/16 – 12/31/16	65	91	36	2
1/1/17 – 12/31/17	100	96	18	1
1/1/18 – 12/31/18	47	17	3	1
1/1/19 – 12/31/19	84	14	3	1

Fund Performance Overview (Unaudited) (Continued)
First Trust Japan AlphaDEX® Fund (FJP)
The First Trust Japan AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Japan Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FJP.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Inception (4/18/11) to 12/31/19	5 Years Ended 12/31/19	Inception (4/18/11) to 12/31/19
Fund Performance
NAV	8.27%	4.21%	4.30%	22.91%	44.28%
Market Price	8.19%	3.95%	4.17%	21.38%	42.69%
Index Performance
NASDAQ AlphaDEX® Japan Index(1)	9.17%	4.89%	N/A	26.95%	N/A
NASDAQ Japan Index(1)	18.63%	8.04%	N/A	47.23%	N/A
MSCI Japan Index	19.61%	7.70%	6.82%	44.93%	77.54%
(See Notes to Fund Performance Overview Page 43.)
Performance Review
The Fund generated a NAV return of 8.27% during the 12-month period covered by this report. During the same period, the MSCI Japan Index (“Benchmark”) generated a return of 19.61%. The Industrials sector received the greatest allocation during the period, with a 23.4% weight in the Fund. These investments contributed 2.8% to the Fund’s total return. The Information Technology sector garnered the Fund’s best returns, and at a 13.7% weight, the sector contributed 5.5% to the Fund’s total return. The most negative investments were those in the Utilities sector, which contributed -1.8% to the Fund’s total return. The total currency effect to the Fund over the same period totaled 0.8%. On a relative basis, the Fund underperformed the Benchmark. This underperformance came substantially from the Health Care and Utilities sectors, which contributed -3.5% and -2.3% to underperformance, respectively. Information Technology garnered 0.7% of outperformance and Financials garnered 0.5% of outperformance against the Benchmark.

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Japan Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Japan AlphaDEX® Fund (FJP) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	27.5%
Information Technology	19.9
Consumer Discretionary	18.7
Materials	17.7
Communication Services	4.9
Financials	2.9
Consumer Staples	2.8
Energy	1.4
Utilities	1.4
Real Estate	1.4
Health Care	1.4
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Advantest Corp.	3.2%
Kobe Bussan Co., Ltd.	2.2
SUMCO Corp.	2.2
Hitachi High-Technologies Corp.	2.2
Hitachi Chemical Co., Ltd.	1.9
ITOCHU Corp.	1.9
Yamaha Motor Co., Ltd.	1.8
Tosoh Corp.	1.7
NEC Corp.	1.6
Taiyo Nippon Sanso Corp.	1.6
Total	20.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through December 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through December 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	96	29	9	1
1/1/16 – 12/31/16	61	28	10	2
1/1/17 – 12/31/17	113	39	5	0
1/1/18 – 12/31/18	104	32	9	0
1/1/19 – 12/31/19	97	26	5	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	83	30	3	1
1/1/16 – 12/31/16	88	48	12	3
1/1/17 – 12/31/17	76	17	1	0
1/1/18 – 12/31/18	82	22	2	0
1/1/19 – 12/31/19	91	25	7	1

Fund Performance Overview (Unaudited) (Continued)
First Trust South Korea AlphaDEX® Fund (FKO)
The First Trust South Korea AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® South Korea Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FKO.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ South Korea Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Inception (4/18/11) to 12/31/19	5 Years Ended 12/31/19	Inception (4/18/11) to 12/31/19
Fund Performance
NAV	-5.02%	-0.86%	-2.54%	-4.24%	-20.07%
Market Price	-4.93%	-1.22%	-2.64%	-5.98%	-20.76%
Index Performance
NASDAQ AlphaDEX® South Korea Index(1)	-4.78%	N/A	N/A	N/A	N/A
NASDAQ South Korea Index(1)	9.34%	4.81%	N/A	26.46%	N/A
MSCI South Korea Index	12.50%	5.87%	2.12%	32.99%	20.06%
(See Notes to Fund Performance Overview Page 43.)
Performance Review
The Fund generated a NAV return of -5.02% during the 12-month period covered by this report. During the same period, the MSCI South Korea Index (“Benchmark”) generated a return of 12.50%. Industrials received a greater allocation in the Fund than any other sector during the same period, with an average weight of 22.8%. This sector returned -5.9%, contributing -1.7% to the Fund’s total return. The greatest contributor to Fund performance were investments in Information Technology, which contributed 3.3% to the Fund’s return. The greatest drag on Fund performance were investments in Materials, which contributed -2.2% to the Fund’s return. The total currency effect to the Fund over the same period was -3.4%. On a relative basis, the Fund underperformed the Benchmark. The bulk of this underperformance came from investments in Information Technology, which the Fund underweighted in comparison to the Benchmark. Investments in this sector caused -7.9% of underperformance versus the Benchmark. Some of the outperformance was gained by the Fund by allocating less weight than the Benchmark to the poorly performing Health Care sector. Investments in this sector were a drag on the Benchmark and caused 2.1% of outperformance for the Fund versus the Benchmark during the period.

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® South Korea Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust South Korea AlphaDEX® Fund (FKO) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	20.3%
Industrials	17.1
Financials	15.6
Information Technology	14.4
Materials	9.7
Communication Services	8.5
Consumer Staples	5.6
Utilities	4.7
Energy	4.1
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
SK Hynix, Inc.	4.7%
GS Holdings Corp.	3.5
Kia Motors Corp.	3.5
Hankook Tire & Technology Co., Ltd.	3.3
Samsung Electronics Co., Ltd.	3.3
Doosan Bobcat, Inc.	3.3
Kakao Corp.	3.2
SK Telecom Co., Ltd.	3.2
Hyundai Glovis Co., Ltd.	3.1
Lotte Chemical Corp.	3.1
Total	34.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through December 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through December 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	27	18	2	18
1/1/16 – 12/31/16	49	28	7	1
1/1/17 – 12/31/17	49	32	6	0
1/1/18 – 12/31/18	52	50	7	2
1/1/19 – 12/31/19	41	11	5	1
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	57	66	40	24
1/1/16 – 12/31/16	72	64	23	8
1/1/17 – 12/31/17	85	63	16	0
1/1/18 – 12/31/18	59	58	23	0
1/1/19 – 12/31/19	40	57	93	4

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
The First Trust Developed Markets ex-US AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Developed Markets Ex-US Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FDT.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Developed Markets Ex-US Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Inception (4/18/11) to 12/31/19	5 Years Ended 12/31/19	Inception (4/18/11) to 12/31/19
Fund Performance
NAV	16.56%	5.49%	3.46%	30.61%	34.48%
Market Price	16.74%	5.31%	3.42%	29.53%	33.95%
Index Performance
NASDAQ AlphaDEX® Developed Markets Ex-US Index(1)	17.65%	N/A	N/A	N/A	N/A
NASDAQ Developed Markets Ex-US Index(1)	21.68%	5.55%	N/A	31.03%	N/A
MSCI World ex USA Index	22.49%	5.42%	4.77%	30.22%	49.99%
(See Notes to Fund Performance Overview Page 43.)
Performance Review
The Fund generated a NAV return of 16.56% during the 12-month period covered by this report. During the same period, the MSCI World ex USA Index (“Benchmark”) generated a return of 22.49%. Japan was far and away the most heavily allocated country in the Fund during the past year. Japanese investments received an allocation in the Fund of 26.2%. No other country received an allocation greater than 10%. Japanese securities returned a modest 11.3% and contributed 3.5% to the Fund’s return. Investments in the United Kingdom had a greater contribution to return than Japanese securities or any other country. The United Kingdom was allocated 7.8% of the Fund, returned 43.5%, and contributed 3.5% to the Fund’s return. The worst performers in the Fund were investments in New Zealand. These securities returned -18.2% but, with an allocation of only 0.3%, had only a -0.1% drag on the Fund’s return. The total currency effect to the Fund over the same period was 0.0%. On a relative basis, the Fund underperformed the Benchmark. That underperformance was due, most significantly, to the selection effect among the investments in Japan. Overall, Japanese investments caused -2.6% of underperformance and South Korean investments caused -2.1% of underperformance for the Fund versus the Benchmark. Investments in the United Kingdom made up some of this ground, earning 1.7% outperformance for the Fund versus the Benchmark.

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Developed Markets Ex-US Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	19.2%
Industrials	15.4
Materials	13.8
Real Estate	11.2
Financials	8.8
Information Technology	8.0
Consumer Staples	6.0
Utilities	5.9
Communication Services	4.8
Energy	4.7
Health Care	2.2
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
BlueScope Steel Ltd.	0.7%
Fortescue Metals Group Ltd.	0.6
Avast PLC	0.6
Anglo American PLC	0.6
ASM International N.V.	0.6
boohoo Group PLC	0.6
iA Financial Corp., Inc.	0.6
JD Sports Fashion PLC	0.6
SK Hynix, Inc.	0.6
Tosoh Corp.	0.6
Total	6.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through December 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through December 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	132	45	2	0
1/1/16 – 12/31/16	99	15	1	0
1/1/17 – 12/31/17	193	35	0	0
1/1/18 – 12/31/18	123	13	0	0
1/1/19 – 12/31/19	75	4	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	61	11	1	0
1/1/16 – 12/31/16	109	26	2	0
1/1/17 – 12/31/17	23	0	0	0
1/1/18 – 12/31/18	99	16	0	0
1/1/19 – 12/31/19	159	13	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
The First Trust Emerging Markets AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Emerging Markets Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEM.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Emerging Markets Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Inception (4/18/11) to 12/31/19	5 Years Ended 12/31/19	Inception (4/18/11) to 12/31/19
Fund Performance
NAV	19.81%	7.28%	1.60%	42.12%	14.83%
Market Price	20.33%	7.40%	1.67%	42.88%	15.54%
Index Performance
NASDAQ AlphaDEX® Emerging Markets Index(1)	21.57%	N/A	N/A	N/A	N/A
NASDAQ Emerging Markets Index(1)	18.08%	6.49%	N/A	36.93%	N/A
MSCI Emerging Markets Index	18.44%	5.61%	2.02%	31.39%	19.01%
(See Notes to Fund Performance Overview Page 43.)
Performance Review
The Fund generated a NAV return of 19.81% during the 12-month period covered by this report. During the same period, the MSCI Emerging Markets Index (“Benchmark”) generated a return of 18.44%. Chinese securities carried the highest allocation in the Fund over the period with a 37.8% weighting. These securities returned 22.5% over the period and contributed 7.4% to overall Fund return. The allocation to South Africa showed the greatest return with 107.8%. However, the Fund allocated only 3.8% to South Africa over the period, so the contribution to the Fund’s returns from these securities was 3.3%. The total currency effect to the Fund over the period totaled 0.8%. On a relative basis, the Fund outperformed the Benchmark. Chinese securities dominated the returns with a 37.7% allocation, yet the Fund slightly underperformed in that country by -0.1%, as the Benchmark also had a significant weight allocated to China. The most significant underperformance was created by the Fund’s investments in Turkey, which created -1.0% of underperformance against the Benchmark. The greatest area of outperformance for the Fund came from Brazil, which had contributions to the Fund’s return of 6.4%, while the Benchmark received contributions to return of 2.1%. The outperformance in Brazil can be attributed to both allocation effect and selection effect.

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Emerging Markets Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets AlphaDEX® Fund (FEM) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	18.6%
Utilities	17.1
Industrials	12.4
Energy	12.2
Financials	9.4
Consumer Discretionary	9.4
Consumer Staples	7.7
Real Estate	4.5
Information Technology	4.0
Communication Services	3.9
Health Care	0.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Impala Platinum Holdings Ltd.	1.6%
TIM Participacoes S.A.	1.3
Zhongsheng Group Holdings Ltd.	1.3
Sul America S.A.	1.3
Tata Steel Ltd.	1.3
KGHM Polska Miedz S.A.	1.3
Eregli Demir ve Celik Fabrikalari T.A.S.	1.2
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1.2
Inter RAO UES PJSC	1.2
Equatorial Energia S.A.	1.2
Total	12.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through December 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through December 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	34	12	4	0
1/1/16 – 12/31/16	93	46	8	0
1/1/17 – 12/31/17	149	69	2	0
1/1/18 – 12/31/18	72	49	7	0
1/1/19 – 12/31/19	82	34	6	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	98	88	16	0
1/1/16 – 12/31/16	69	27	8	1
1/1/17 – 12/31/17	30	1	0	0
1/1/18 – 12/31/18	64	45	14	0
1/1/19 – 12/31/19	89	38	2	1

Fund Performance Overview (Unaudited) (Continued)
First Trust Germany AlphaDEX® Fund (FGM)
The First Trust Germany AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Germany Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FGM.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Germany Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Inception (2/14/12) to 12/31/19	5 Years Ended 12/31/19	Inception (2/14/12) to 12/31/19
Fund Performance
NAV	21.06%	6.15%	7.01%	34.74%	70.56%
Market Price	20.56%	6.21%	6.99%	35.14%	70.27%
Index Performance
NASDAQ AlphaDEX® Germany Index(1)	21.97%	6.65%	N/A	37.98%	N/A
NASDAQ Germany Index(1)	20.95%	3.76%	N/A	20.26%	N/A
MSCI Germany Index	20.77%	3.89%	6.28%	21.00%	61.60%
(See Notes to Fund Performance Overview Page 43.)
Performance Review
The Fund generated a NAV return of 21.06% during the 12-month period covered by this report. During the same period, the MSCI Germany Index (“Benchmark”) generated a return of 20.77%. The Fund allocated 26.4% to investments in the Consumer Discretionary sector, more weight than was given to any other sector in the Fund. Investments in this sector returned 25.3%, contributing 7.1% to the Fund’s total performance. The sector exhibiting the best performance in the Fund was Information Technology. Investments in this sector returned 72.9%. With a 5.9% allocation, this sector contributed 2.4% to the Fund’s return. No sector exhibited a negative return in the Fund during the period. The least-performing sector were investments in Communication Services. This sector returned 7.1%. With its allocation of 6.1%, it contributed 0.5% to the Fund’s return. The total currency effect to the Fund over the same period was -2.3%. On a relative basis, the Fund outperformed the Benchmark. Consumer Staples caused the most outperformance of any sector. These investments earned 1.0% of outperformance versus the Benchmark. Meanwhile, investments in Industrials caused -1.3% of underperformance versus the Benchmark.

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Germany Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Germany AlphaDEX® Fund (FGM) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	31.2%
Real Estate	14.4
Health Care	11.6
Financials	9.4
Information Technology	9.4
Industrials	8.7
Communication Services	6.2
Materials	5.7
Consumer Staples	2.5
Utilities	0.9
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Bechtle AG	4.8%
Schaeffler AG (Preference Shares)	4.5
Porsche Automobil Holding SE (Preference Shares)	4.5
Talanx AG	4.5
Aroundtown S.A.	4.2
Stroeer SE & Co., KGaA	4.2
Deutsche Lufthansa AG	4.2
Hella GmbH & Co., KGaA	3.7
Puma SE	3.6
Covestro AG	3.6
Total	41.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through December 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through December 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	137	13	4	0
1/1/16 – 12/31/16	80	10	0	0
1/1/17 – 12/31/17	157	5	0	0
1/1/18 – 12/31/18	100	18	1	0
1/1/19 – 12/31/19	124	9	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	88	10	0	0
1/1/16 – 12/31/16	150	11	1	0
1/1/17 – 12/31/17	88	1	0	0
1/1/18 – 12/31/18	125	6	1	0
1/1/19 – 12/31/19	115	3	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Canada AlphaDEX® Fund (FCAN)
The First Trust Canada AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Canada Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FCAN.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Canada Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Inception (2/14/12) to 12/31/19	5 Years Ended 12/31/19	Inception (2/14/12) to 12/31/19
Fund Performance
NAV	23.45%	-3.58%	-1.02%	-16.66%	-7.76%
Market Price	23.42%	-3.56%	-1.04%	-16.57%	-7.87%
Index Performance
NASDAQ AlphaDEX® Canada Index(1)	24.59%	N/A	N/A	N/A	N/A
NASDAQ Canada Index(1)	27.91%	2.87%	N/A	15.22%	N/A
MSCI Canada Index	27.50%	2.97%	3.23%	15.76%	28.47%
(See Notes to Fund Performance Overview Page 43.)
Performance Review
The Fund generated a NAV return of 23.45% during the 12-month period covered by this report. During the same period, the MSCI Canada Index (“Benchmark”) generated a return of 27.50%. Investments in the Energy sector received an allocation of 21.4% during the period, more than that of any other sector in the Fund. This sector was a relative non-performer. Energy sector investments in the Fund returned 3.9%, contributing 0.8% to the Fund’s total performance. This 3.9% return was the least of any sector invested in by the Fund. The greatest driver of the Fund’s return was the Industrials sector. Receiving only an 8.8% allocation, investments in this sector returned 51.5%, contributing 4.1% to the Fund’s return. The total currency effect to the Fund over the same period was 2.8%. On a relative basis, the Fund underperformed the Benchmark. Most of the underperformance was due to the selection effect among investments within the Energy sector. While the allocation to the Energy sector was relatively similar between the Fund and the Benchmark, the Energy sector investments in the Benchmark experienced greater returns, thus contributing -5.2% of underperformance for the Fund versus the Benchmark. The sector with the greatest outperformance was the Financials sector. These investments resulted in 1.7% of outperformance for the Fund versus the Benchmark.

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Canada Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Canada AlphaDEX® Fund (FCAN) (Continued)
Sector Allocation	% of Total Long-Term Investments
Energy	21.4%
Financials	16.3
Materials	12.6
Real Estate	11.0
Industrials	9.7
Information Technology	7.7
Consumer Discretionary	7.1
Consumer Staples	6.2
Utilities	4.2
Communication Services	3.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Shopify, Inc., Class A	5.2%
Air Canada	4.9
Canadian Apartment Properties REIT	4.4
Onex Corp.	4.1
Kirkland Lake Gold Ltd.	4.0
Alimentation Couche-Tard, Inc., Class B	4.0
Cogeco Communications, Inc.	3.8
Intact Financial Corp.	3.7
Parkland Fuel Corp.	3.7
Allied Properties Real Estate Investment Trust	3.5
Total	41.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through December 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through December 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	94	0	0	0
1/1/16 – 12/31/16	67	0	0	0
1/1/17 – 12/31/17	68	1	0	0
1/1/18 – 12/31/18	111	4	0	1
1/1/19 – 12/31/19	96	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	156	1	1	0
1/1/16 – 12/31/16	184	1	0	0
1/1/17 – 12/31/17	181	1	0	0
1/1/18 – 12/31/18	129	6	0	0
1/1/19 – 12/31/19	155	0	0	1

Fund Performance Overview (Unaudited) (Continued)
First Trust Australia AlphaDEX® Fund (FAUS)
The First Trust Australia AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Australia Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol “FAUS.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Australia Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Inception (2/14/12) to 12/31/19	5 Years Ended 12/31/19	Inception (2/14/12) to 12/31/19
Fund Performance
NAV	22.63%	6.88%	5.65%	39.49%	54.18%
Market Price	23.55%	7.00%	5.73%	40.28%	55.05%
Index Performance
NASDAQ AlphaDEX® Australia Index(1)	23.85%	N/A	N/A	N/A	N/A
NASDAQ Australia Index(1)	22.55%	5.08%	N/A	28.09%	N/A
MSCI Australia Index	22.92%	5.42%	5.04%	30.21%	47.27%
(See Notes to Fund Performance Overview Page 43.)
Performance Review
The Fund generated a NAV return of 22.63% during the 12-month period covered by this report. During the same period, the MSCI Australia Index (“Benchmark”) generated a return of 22.92%. A weight of 29.9% in the Fund was allocated to the Materials sector. Investments in Materials experienced superior performance compared to all other sectors in the Fund during the same period, with a 33.9% return and 9.0% contribution to the Fund’s return. No sector experienced a negative contribution to return in the Fund during the same period. The least-contributing sector in the Fund was Information Technology. Investments in this sector received an allocation of 3.5% and contributed 0.1%. The total currency effect to the Fund over the same period was -0.3%. On a relative basis, the Fund underperformed the Benchmark. The sector that caused the most underperformance for the Fund were investments in Health Care. These investments caused -1.7% of underperformance versus the Benchmark. Investments in the Financials sector caused 3.0% of outperformance for the Fund versus the Benchmark.

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Australia Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Australia AlphaDEX® Fund (FAUS) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	32.1%
Energy	16.4
Real Estate	13.0
Financials	9.0
Consumer Discretionary	8.3
Information Technology	6.7
Industrials	6.6
Health Care	4.1
Communication Services	3.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
BlueScope Steel Ltd.	5.1%
Fortescue Metals Group Ltd.	4.8
Origin Energy Ltd.	4.7
Magellan Financial Group Ltd.	4.5
Beach Energy Ltd.	4.1
Afterpay Ltd.	3.8
Telstra Corp., Ltd.	3.8
Medibank Pvt Ltd.	3.7
GPT (The) Group	3.7
South32 Ltd.	3.4
Total	41.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through December 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through December 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	104	20	3	4
1/1/16 – 12/31/16	67	90	30	10
1/1/17 – 12/31/17	53	16	1	0
1/1/18 – 12/31/18	127	37	1	0
1/1/19 – 12/31/19	120	49	4	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	99	21	0	1
1/1/16 – 12/31/16	21	22	10	2
1/1/17 – 12/31/17	116	64	1	0
1/1/18 – 12/31/18	72	11	3	0
1/1/19 – 12/31/19	71	8	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust United Kingdom AlphaDEX® Fund (FKU)
The First Trust United Kingdom AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® United Kingdom Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FKU.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ United Kingdom Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Inception (2/14/12) to 12/31/19	5 Years Ended 12/31/19	Inception (2/14/12) to 12/31/19
Fund Performance
NAV	32.36%	4.13%	7.29%	22.45%	74.08%
Market Price	32.55%	4.15%	7.28%	22.52%	73.94%
Index Performance
NASDAQ AlphaDEX® United Kingdom Index(1)	34.64%	N/A	N/A	N/A	N/A
NASDAQ United Kingdom Index(1)	22.93%	3.72%	N/A	20.05%	N/A
MSCI United Kingdom Index	21.05%	3.25%	4.79%	17.36%	44.59%
(See Notes to Fund Performance Overview Page 43.)
Performance Review
The Fund generated a NAV return of 32.36% during the 12-month period covered by this report. During the same period, the MSCI United Kingdom Index (“Benchmark”) generated a return of 21.05%. The Consumer Discretionary sector received the greatest allocation in the Fund during the same period, with an average weight in the Fund of 20.9%. This sector was the second-best performing sector during the same period. With a return of 55.1%, this sector contributed 11.3% to Fund return. The only sector with a superior return was Information Technology. This sector had a slightly better return of 57.4%, but an allocation of only 6.6%, leading to a contribution to Fund return of 3.0%. The least-performing sector was the Energy sector, which contributed 0.1% to Fund return. The total currency effect to the Fund over the same period was 5.2%. On a relative basis, the Fund outperformed the Benchmark. Most of this outperformance came from investments in the Consumer Discretionary sector, which caused 6.2% of outperformance for the Fund versus the Benchmark. The most underperformance for the Fund came from the underweight in the Health Care sector. This sector caused -0.8% underperformance for the Fund versus the Benchmark.

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® United Kingdom Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust United Kingdom AlphaDEX® Fund (FKU) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	25.1%
Industrials	15.2
Financials	11.5
Information Technology	10.4
Materials	10.3
Real Estate	8.9
Communication Services	7.4
Consumer Staples	5.2
Energy	2.8
Utilities	2.0
Health Care	1.2
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
JD Sports Fashion PLC	3.0%
Bellway PLC	2.8
Persimmon PLC	2.8
Barratt Developments PLC	2.8
Berkeley Group Holdings PLC	2.7
IWG PLC	2.7
Segro PLC	2.5
AVEVA Group PLC	2.4
boohoo Group PLC	2.3
Ashtead Group PLC	2.2
Total	26.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through December 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through December 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	115	58	4	0
1/1/16 – 12/31/16	111	11	0	0
1/1/17 – 12/31/17	92	1	0	0
1/1/18 – 12/31/18	105	18	1	1
1/1/19 – 12/31/19	95	25	3	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	66	9	0	0
1/1/16 – 12/31/16	121	9	0	0
1/1/17 – 12/31/17	148	10	0	0
1/1/18 – 12/31/18	111	14	1	0
1/1/19 – 12/31/19	91	35	3	0

Fund Performance Overview (Unaudited) (Continued)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
The First Trust India NIFTY 50 Equal Weight ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NIFTY 50 Equal Weight Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “NFTY.” The Fund commenced trading on February 15, 2012.
The Index is an equally weighted total return index designed to provide diversified exposure to the NIFTY 50 Index, the main index for Indian equity securities. The NIFTY 50 Index is a market capitalization-weighted index comprising the 50 largest and most liquid Indian equity securities. All constituents of the NIFTY 50 Index will be included in the Index, but will be equally weighted.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Inception (2/14/12) to 12/31/19	5 Years Ended 12/31/19	Inception (2/14/12) to 12/31/19
Fund Performance
NAV	0.71%	1.78%	4.27%	9.21%	39.03%
Market Price	0.22%	1.79%	4.27%	9.29%	38.97%
Index Performance
NIFTY 50 Equal Weight Index*	2.02%	N/A	N/A	N/A	N/A
NIFTY 50 Index	11.88%	6.98%	7.21%	40.16%	73.10%
(See Notes to Fund Performance Overview Page 43.)
Performance Review
The Fund generated a NAV return of 0.71% during the 12-month period covered by this report. During the same period, the NIFTY 50 Index (“Benchmark”) generated a return of 11.88%. Financials received the greatest allocation of any sector in the Fund, with an average weight of 21.6%. This sector returned 7.1% and contributed 1.3% to Fund return, which was greater than any other sector. The sector with the greatest performance in the Fund was Information Technology. Investments in this sector returned 10.5% and, with their 10.2% allocation, contributed 1.1% to Fund return. The worst-performing sector and the greatest drag on the Fund were investments in Utilities. This sector returned -11.6%, received an allocation of 5.8%, and contributed -0.8% to Fund return. The total currency effect to the Fund over the same period was -2.3%. On a relative basis, the Fund underperformed the Benchmark. The most significant source of underperformance were investments in Financials. This sector caused -4.2% of underperformance for the Fund. The most outperformance came from investments in Consumer Staples, which caused 0.8% of outperformance versus the Benchmark.

*	On April 17, 2018, the Fund’s underlying index changed from the NASDAQ AlphaDEX® Taiwan Index to the Index. On July 14, 2015, the Fund’s underlying index changed from the Defined Taiwan Index to the NASDAQ AlphaDEX® Taiwan Index. Therefore, the Fund’s performance and total returns shown for the periods prior to April 17, 2018, are not necessarily indicative of the performance that the Fund, based on the current index, would have generated. Since the Fund’s new underlying index had an inception date of September 29, 2017, it was not in existence for all the periods disclosed.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.

Fund Performance Overview (Unaudited) (Continued)
First Trust India NIFTY 50 Equal Weight ETF (NFTY) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	19.9%
Materials	16.2
Consumer Discretionary	14.1
Energy	10.0
Information Technology	9.8
Consumer Staples	7.9
Utilities	6.1
Communication Services	6.1
Health Care	6.0
Industrials	3.9
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Coal India Ltd.	2.1%
Tata Steel Ltd.	2.1
Zee Entertainment Enterprises Ltd.	2.1
NTPC Ltd.	2.1
UPL Ltd.	2.1
Bajaj Finance Ltd.	2.1
Nestle India Ltd.	2.1
Hero MotoCorp Ltd.	2.1
Tata Motors Ltd.	2.1
GAIL India Ltd.	2.0
Total	20.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through December 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through December 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	51	23	2	1
1/1/16 – 12/31/16	56	17	10	1
1/1/17 – 12/31/17	31	7	5	0
1/1/18 – 12/31/18	59	52	29	4
1/1/19 – 12/31/19	82	46	22	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	73	76	23	3
1/1/16 – 12/31/16	77	63	25	3
1/1/17 – 12/31/17	88	109	11	0
1/1/18 – 12/31/18	66	33	8	0
1/1/19 – 12/31/19	57	40	5	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Hong Kong AlphaDEX® Fund (FHK)
The First Trust Hong Kong AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Hong Kong Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FHK.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Hong Kong Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Inception (2/14/12) to 12/31/19	5 Years Ended 12/31/19	Inception (2/14/12) to 12/31/19
Fund Performance
NAV	5.86%	2.11%	5.45%	11.03%	51.84%
Market Price	6.94%	2.26%	5.48%	11.80%	52.22%
Index Performance
NASDAQ AlphaDEX® Hong Kong Index(1)	6.14%	N/A	N/A	N/A	N/A
NASDAQ Hong Kong Index(1)	11.23%	5.35%	N/A	29.75%	N/A
MSCI Hong Kong Index	10.34%	7.09%	8.18%	40.86%	85.79%
(See Notes to Fund Performance Overview Page 43.)
Performance Review
The Fund generated a NAV return of 5.86% during the 12-month period covered by this report. During the same period, the MSCI Hong Kong Index (“Benchmark”) generated a return of 10.34%. The most heavily weighted sector in the Fund was Real Estate by a large margin. This sector received an allocation of 41.8%, while no other sector was weighted more than 10% in the Fund. Performance for the investments in the Real Estate sector were relatively flat during the same period and contributed only 1.0% to the Fund’s total return. The sector with the best return in the Fund was Information Technology which returned 42.1% and contributed 3.1% to Fund return. The only sector with a negative contribution to return in the Fund were investments in the Industrials sector. This sector received a 9.2% allocation, returned -7.0% and contributed -0.8% to total Fund return. The total currency effect to the Fund over the same period was 0.5%. On a relative basis, the Fund underperformed the Benchmark. Much of this underperformance came from the overweighting of the non-performing Real Estate sector in the Fund. Investments in this sector caused -3.3% of underperformance for the Fund versus the Benchmark. Investments in the Information Technology sector contributed 2.3% to outperformance for the Fund versus the Benchmark.

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Hong Kong Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Hong Kong AlphaDEX® Fund (FHK) (Continued)
Sector Allocation	% of Total Long-Term Investments
Real Estate	34.8%
Industrials	13.6
Consumer Discretionary	10.6
Materials	9.6
Information Technology	9.4
Financials	7.2
Consumer Staples	5.9
Utilities	5.4
Health Care	3.5
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Shimao Property Holdings Ltd.	5.4%
Nine Dragons Paper Holdings Ltd.	5.0
Kingboard Holdings Ltd.	4.8
Lee & Man Paper Manufacturing Ltd.	4.6
Techtronic Industries Co., Ltd.	4.5
Kerry Logistics Network Ltd.	4.1
AIA Group Ltd.	4.1
NagaCorp Ltd.	3.6
Sino Biopharmaceutical Ltd.	3.5
WH Group Ltd.	3.5
Total	43.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through December 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through December 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	72	67	12	2
1/1/16 – 12/31/16	48	4	1	0
1/1/17 – 12/31/17	43	4	0	0
1/1/18 – 12/31/18	69	19	2	0
1/1/19 – 12/31/19	54	16	2	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	47	35	16	1
1/1/16 – 12/31/16	95	87	15	2
1/1/17 – 12/31/17	138	66	0	0
1/1/18 – 12/31/18	107	49	4	1
1/1/19 – 12/31/19	72	67	40	1

Fund Performance Overview (Unaudited) (Continued)
First Trust Switzerland AlphaDEX® Fund (FSZ)
The First Trust Switzerland AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Switzerland Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FSZ.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Switzerland Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Inception (2/14/12) to 12/31/19	5 Years Ended 12/31/19	Inception (2/14/12) to 12/31/19
Fund Performance
NAV	25.91%	9.17%	9.80%	55.06%	108.80%
Market Price	25.46%	9.17%	9.77%	55.08%	108.45%
Index Performance
NASDAQ AlphaDEX® Switzerland Index(1)	26.87%	8.91%	N/A	53.22%	N/A
NASDAQ Switzerland Index(1)	29.60%	6.64%	N/A	37.94%	N/A
MSCI Switzerland Index	32.32%	7.08%	9.38%	40.81%	102.61%
(See Notes to Fund Performance Overview Page 43.)
Performance Review
The Fund generated a NAV return of 25.91% during the 12-month period covered by this report. During the same period, the MSCI Switzerland Index (“Benchmark”) generated a return of 32.32%. Industrials received a greater allocation in the Fund than any other sector. This sector carried an average weight of 23.9%, returned 38.5% and contributed 8.3% to Fund return. The best performer was the Real Estate sector. Investments in this sector returned 48.4% but were allocated only 3.1% in the Fund, which brought its contribution to Fund return to a relatively muted 1.4%. The worst-performing sector in the Fund was Information Technology. Investments in this sector received an allocation of 2.0%, returned -6.4% and contributed -0.1% to Fund return. The total currency effect to the Fund over the period was 2.3%. On a relative basis, the Fund underperformed the Benchmark. Underperformance was caused relatively evenly by the Communication Services, Consumer Discretionary, and Consumer Staples sectors. However, the most underperformance came from investments in the Consumer Discretionary sector, which contributed -1.6% for the Fund versus the Benchmark. Four sectors earned a mild amount of outperformance for the Fund; the most being the 0.5% outperformance earned by investments in the Materials sector.

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Switzerland Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Switzerland AlphaDEX® Fund (FSZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	19.4%
Financials	17.2
Materials	15.5
Health Care	13.5
Consumer Discretionary	12.4
Communication Services	5.7
Consumer Staples	5.7
Utilities	4.3
Information Technology	3.4
Real Estate	2.9
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Belimo Holding AG	4.8%
LafargeHolcim Ltd.	4.4
SFS Group AG	4.4
BKW AG	4.3
Sika AG	4.3
Swiss Life Holding AG	3.9
Swatch Group (The) AG	3.8
Temenos AG	3.4
Lonza Group AG	3.4
UBS Group AG	3.3
Total	40.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through December 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through December 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	135	20	1	0
1/1/16 – 12/31/16	78	6	0	0
1/1/17 – 12/31/17	171	5	0	0
1/1/18 – 12/31/18	116	17	2	0
1/1/19 – 12/31/19	78	5	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	78	17	1	0
1/1/16 – 12/31/16	155	12	1	0
1/1/17 – 12/31/17	74	1	0	0
1/1/18 – 12/31/18	104	12	0	0
1/1/19 – 12/31/19	164	5	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
The First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FDTS.” The Fund commenced trading on February 16, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Developed Markets Ex-US Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Inception (2/15/12) to 12/31/19	5 Years Ended 12/31/19	Inception (2/15/12) to 12/31/19
Fund Performance
NAV	19.13%	6.05%	5.51%	34.12%	52.54%
Market Price	18.50%	5.86%	5.37%	32.96%	50.97%
Index Performance
NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index(1)	20.20%	6.32%	N/A	35.87%	N/A
NASDAQ Developed Markets Ex-US Small Cap Index(1)	19.39%	6.68%	N/A	38.17%	N/A
MSCI World ex-US Small Cap Index	25.41%	8.17%	8.16%	48.11%	85.49%
(See Notes to Fund Performance Overview Page 43.)
Performance Review
The Fund generated a NAV return of 19.13% during the 12-month period covered by this report. During the same period, the NASDAQ Developed Markets Ex-US Small Cap Index (“Benchmark”) generated a return of 19.39%. The greatest allocation in the Fund went to investments in Japan. This country received an average weight of 39.1% in the Fund. These securities returned 20.6%, contributing 8.6% in the Fund, more than any other country. The country with the best performance was Denmark. However, Denmark received an allocation of only 0.1%, so even with its return of 63.2%, Denmark contributed only 0.1% to Fund return. The only source of drag on the portfolio were investments in South Korea which received an allocation of 13.1% and caused -0.9% contribution to Fund return. The total currency effect to the Fund over the same period was 0.4%. On a relative basis, the Fund underperformed the Benchmark. South Korean investments caused -1.5% of underperformance for the Fund versus the Benchmark, more than investments in any other country. Japan, meanwhile, caused 1.2% of outperformance for the Fund.

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	21.0%
Consumer Discretionary	19.7
Materials	16.5
Information Technology	9.6
Energy	8.2
Real Estate	8.2
Health Care	4.9
Financials	4.4
Communication Services	3.2
Utilities	2.5
Consumer Staples	1.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Dart Group PLC	0.7%
Perseus Mining Ltd.	0.6
Bure Equity AB	0.6
Showa Corp.	0.5
BW LPG Ltd.	0.5
eRex Co., Ltd.	0.5
DB HiTek Co., Ltd.	0.5
Lee & Man Paper Manufacturing Ltd.	0.5
Frontline Ltd.	0.5
Organo Corp.	0.5
Total	5.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through December 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through December 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	42	23	7	7
1/1/16 – 12/31/16	16	1	0	0
1/1/17 – 12/31/17	10	4	0	0
1/1/18 – 12/31/18	92	23	2	0
1/1/19 – 12/31/19	40	7	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	125	44	3	1
1/1/16 – 12/31/16	58	137	38	2
1/1/17 – 12/31/17	44	171	22	0
1/1/18 – 12/31/18	92	37	5	0
1/1/19 – 12/31/19	108	75	20	2

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
The First Trust Emerging Markets Small Cap AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Emerging Markets Small Cap Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEMS.” The Fund commenced trading on February 16, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Emerging Markets Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Inception (2/15/12) to 12/31/19	5 Years Ended 12/31/19	Inception (2/15/12) to 12/31/19
Fund Performance
NAV	26.90%	7.52%	6.72%	43.71%	66.87%
Market Price	28.60%	7.75%	6.79%	45.24%	67.75%
Index Performance
NASDAQ AlphaDEX® Emerging Markets Small Cap Index(1)	28.83%	10.47%	N/A	64.54%	N/A
NASDAQ Emerging Markets Small Cap Index(1)	14.36%	5.11%	N/A	28.30%	N/A
MSCI Emerging Markets Small Cap Index	11.51%	2.97%	2.52%	15.75%	21.65%
(See Notes to Fund Performance Overview Page 43.)
Performance Review
The Fund generated a NAV return of 26.90% during the 12-month period covered by this report. During the same period, the MSCI Emerging Markets Small Cap Index (“Benchmark”) generated a return of 11.51%. Taiwanese securities were given the highest allocation in the Fund over the period with a 28.4% weighting. These securities returned 36.3% and contributed 8.9% to the Fund’s return. Russian securities were the top performing securities with a 98.7% return and 0.6% contribution. Indian securities, which were given a 1.7% allocation, were the worst performing securities with a -59.6% return. The total currency effect to the Fund over the same period totaled 0.2%. On a relative basis, the Fund outperformed the Benchmark. Hong Kong securities created 6.4% of relative outperformance for the Fund. Meanwhile, Polish securities provided -1.4% of underperformance to the Fund versus the Benchmark, the worst of any country represented in the Fund.

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
Nasdaq® and NASDAQ AlphaDEX® Emerging Markets Small Cap Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	20.7%
Information Technology	18.0
Materials	16.6
Consumer Discretionary	15.2
Real Estate	9.7
Consumer Staples	5.2
Energy	4.1
Utilities	3.6
Communication Services	3.6
Financials	2.9
Health Care	0.4
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Taiwan Surface Mounting Technology Corp.	1.2%
JSL S.A.	1.2
Q Technology Group Co., Ltd.	1.1
Even Construtora e Incorporadora S.A.	1.1
Pegasus Hava Tasimaciligi A.S.	1.0
Anadolu Cam Sanayii A.S.	1.0
Northam Platinum Ltd.	0.9
Harmony Gold Mining Co., Ltd.	0.9
Astral Foods Ltd.	0.9
KWG Group Holdings Ltd.	0.9
Total	10.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through December 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through December 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	40	20	1	0
1/1/16 – 12/31/16	63	81	40	1
1/1/17 – 12/31/17	86	100	3	1
1/1/18 – 12/31/18	50	35	3	0
1/1/19 – 12/31/19	17	4	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	89	74	28	0
1/1/16 – 12/31/16	35	21	10	1
1/1/17 – 12/31/17	54	7	0	0
1/1/18 – 12/31/18	65	72	26	0
1/1/19 – 12/31/19	106	103	20	1

Fund Performance Overview (Unaudited) (Continued)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
The First Trust Eurozone AlphaDEX® ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Eurozone Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEUZ.” The Fund commenced trading on October 22, 2014.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Eurozone Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Inception (10/21/14) to 12/31/19	5 Years Ended 12/31/19	Inception (10/21/14) to 12/31/19
Fund Performance
NAV	21.15%	7.64%	7.58%	44.50%	46.14%
Market Price	20.96%	7.63%	7.55%	44.45%	45.95%
Index Performance
NASDAQ AlphaDEX® Eurozone Index	22.26%	8.08%	8.17%	47.45%	50.38%
NASDAQ Eurozone Index	23.37%	5.74%	5.77%	32.21%	33.81%
MSCI EMU Index	23.20%	5.55%	5.60%	30.99%	32.69%
(See Notes to Fund Performance Overview Page 43.)
Performance Review
The Fund generated a NAV return of 21.15% during the 12-month period covered by this report. During the same period, the MSCI EMU Index (“Benchmark”) generated a return of 23.20%. During the period covered by this report, the Fund allocated more weight to investments in Germany than to any other country. These investments received an allocation of 30.1%, returned 18.7%, and contributed 6.0% to Fund return, which was a greater contribution than any other country. No country caused negative return in the Fund. The least-performing country were the investments in Austrian securities. These investments returned 5.6% and, with a 2.8% allocation in the Fund, contributed 0.2% to Fund return. The total currency effect to the Fund over the same period was -2.2%. On a relative basis, the Fund underperformed the Benchmark. The largest portion of this underperformance came from investments in French securities, which caused -1.8% of underperformance. Investments in Spanish securities earned 1.1% of outperformance versus the Benchmark.

Nasdaq® and Nasdaq AlphaDEX® Eurozone Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Eurozone AlphaDEX® ETF (FEUZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	18.0%
Financials	14.4
Materials	12.0
Utilities	11.4
Industrials	10.9
Real Estate	8.5
Communication Services	6.9
Information Technology	5.6
Health Care	5.4
Energy	3.8
Consumer Staples	3.1
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Galapagos N.V.	1.4%
ArcelorMittal S.A.	1.3
Hella GmbH & Co., KGaA	1.3
Altice Europe N.V.	1.3
ASM International N.V.	1.2
Deutsche Lufthansa AG	1.2
Porsche Automobil Holding SE (Preference Shares)	1.2
Hannover Rueck SE	1.2
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.2
Schaeffler AG (Preference Shares)	1.1
Total	12.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through December 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2015 through December 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	74	7	0	1
1/1/16 – 12/31/16	38	1	0	0
1/1/17 – 12/31/17	126	71	2	0
1/1/18 – 12/31/18	150	25	1	1
1/1/19 – 12/31/19	113	7	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/15 – 12/31/15	130	36	4	0
1/1/16 – 12/31/16	159	49	5	0
1/1/17 – 12/31/17	51	1	0	0
1/1/18 – 12/31/18	68	4	2	0
1/1/19 – 12/31/19	127	4	1	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded AlphaDEX® Fund II
Understanding Your Fund Expenses
December 31, 2019 (Unaudited)
As a shareholder of First Trust Asia Pacific ex-Japan AlphaDEX® Fund, First Trust Europe AlphaDEX® Fund, First Trust Latin America AlphaDEX® Fund, First Trust Brazil AlphaDEX® Fund, First Trust China AlphaDEX® Fund, First Trust Japan AlphaDEX® Fund, First Trust South Korea AlphaDEX® Fund, First Trust Developed Markets ex-US AlphaDEX® Fund, First Trust Emerging Markets AlphaDEX® Fund, First Trust Germany AlphaDEX® Fund, First Trust Canada AlphaDEX® Fund, First Trust Australia AlphaDEX® Fund, First Trust United Kingdom AlphaDEX® Fund, First Trust India NIFTY 50 Equal Weight ETF, First Trust Hong Kong AlphaDEX® Fund, First Trust Switzerland AlphaDEX® Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund, First Trust Emerging Markets Small Cap AlphaDEX® Fund or First Trust Eurozone AlphaDEX® ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended December 31, 2019.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Actual	$1,000.00	$979.00	0.80%	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust Europe AlphaDEX® Fund (FEP)
Actual	$1,000.00	$1,078.70	0.80%	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust Latin America AlphaDEX® Fund (FLN)
Actual	$1,000.00	$1,097.90	0.80%	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust Brazil AlphaDEX® Fund (FBZ)
Actual	$1,000.00	$1,172.30	0.80%	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust China AlphaDEX® Fund (FCA)
Actual	$1,000.00	$1,047.40	0.80%	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08

First Trust Exchange-Traded AlphaDEX® Fund II
Understanding Your Fund Expenses (Continued)
December 31, 2019 (Unaudited)
	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Japan AlphaDEX® Fund (FJP)
Actual	$1,000.00	$1,081.50	0.80%	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust South Korea AlphaDEX® Fund (FKO)
Actual	$1,000.00	$967.50	0.80%	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Actual	$1,000.00	$1,050.30	0.80%	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust Emerging Markets AlphaDEX® Fund (FEM)
Actual	$1,000.00	$1,076.40	0.80%	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust Germany AlphaDEX® Fund (FGM)
Actual	$1,000.00	$1,065.90	0.80%	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust Canada AlphaDEX® Fund (FCAN)
Actual	$1,000.00	$1,055.10	0.80%	$4.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust Australia AlphaDEX® Fund (FAUS)
Actual	$1,000.00	$1,038.90	0.80%	$4.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust United Kingdom AlphaDEX® Fund (FKU)
Actual	$1,000.00	$1,149.90	0.80%	$4.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Actual	$1,000.00	$955.40	0.80%	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust Hong Kong AlphaDEX® Fund (FHK)
Actual	$1,000.00	$986.60	0.80%	$4.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust Switzerland AlphaDEX® Fund (FSZ)
Actual	$1,000.00	$1,055.90	0.80%	$4.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Actual	$1,000.00	$1,092.40	0.80%	$4.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Actual	$1,000.00	$1,156.50	0.80%	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust Eurozone AlphaDEX® ETF (FEUZ)
Actual	$1,000.00	$1,064.80	0.80%	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (July 1, 2019 through December 31, 2019), multiplied by 184/365 (to reflect the six-month period).

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) – 94.1%
	Australia – 29.4%
12,996	Afterpay Ltd. (b)	$267,032
4,866	AGL Energy Ltd.	70,104
78,680	Alumina Ltd.	126,991
6,094	Aristocrat Leisure Ltd.	143,989
15,803	Aurizon Holdings Ltd.	57,999
184,260	Beach Energy Ltd.	324,554
38,816	BlueScope Steel Ltd.	410,221
397	CSL Ltd.	76,825
35,860	Downer EDI Ltd.	205,596
1,959	Flight Centre Travel Group Ltd.	60,571
52,975	Fortescue Metals Group Ltd.	397,403
61,745	Harvey Norman Holdings Ltd.	176,351
15,929	LendLease Group	196,736
5,438	Magellan Financial Group Ltd.	217,328
6,278	National Australia Bank Ltd.	108,510
8,049	Newcrest Mining Ltd.	170,864
16,890	Northern Star Resources Ltd.	134,052
20,682	Orica Ltd.	319,009
11,698	Origin Energy Ltd.	69,367
74,114	Qantas Airways Ltd.	369,788
14,846	QBE Insurance Group Ltd.	134,186
58,272	Qube Holdings Ltd.	134,536
1,437	Ramsay Health Care Ltd.	73,140
2,585	REA Group Ltd.	187,933
3,018	Rio Tinto Ltd.	212,635
36,185	Santos Ltd.	207,713
4,343	SEEK Ltd.	68,726
38,448	Tabcorp Holdings Ltd.	122,223
20,083	Treasury Wine Estates Ltd.	228,874
13,423	WiseTech Global Ltd.	220,136
2,879	Woodside Petroleum Ltd.	69,459
12,505	Woolworths Group Ltd.	317,318
		5,880,169
	Bermuda – 5.7%
32,542	China Gas Holdings Ltd.	121,945
33,600	Hongkong Land Holdings Ltd.	193,200
102,258	Kerry Properties Ltd.	324,793
298,934	Nine Dragons Paper Holdings Ltd.	310,738
81,709	NWS Holdings Ltd.	114,506
23,150	Yue Yuen Industrial Holdings Ltd.	68,330
		1,133,512
	Cayman Islands – 10.6%
737,460	Bosideng International Holdings Ltd.	265,937
46,335	CK Asset Holdings Ltd.	334,477
21,351	CK Hutchison Holdings Ltd.	203,583
201,510	NagaCorp Ltd.	351,698
43,016	Shimao Property Holdings Ltd.	166,714
247,539	Sino Biopharmaceutical Ltd.	346,262
34,650	Wharf Real Estate Investment Co., Ltd.	211,440
Shares	Description	Value

	Cayman Islands (Continued)
171,859	Xinyi Glass Holdings Ltd.	$227,607
		2,107,718
	Hong Kong – 10.9%
101,055	Hang Lung Group Ltd.	249,775
54,088	Henderson Land Development Co., Ltd.	265,501
78,113	Hysan Development Co., Ltd.	306,245
194,021	New World Development Co., Ltd.	265,922
21,969	Sun Hung Kai Properties Ltd.	336,345
34,000	Swire Pacific Ltd., Class A	315,902
57,597	Wharf Holdings (The) Ltd.	146,500
44,525	Wheelock & Co., Ltd.	296,841
		2,183,031
	New Zealand – 4.5%
46,971	Contact Energy Ltd.	225,457
5,797	Fisher & Paykel Healthcare Corp., Ltd.	86,636
80,067	Mercury NZ Ltd.	272,201
22,740	Spark New Zealand Ltd.	66,286
4,490	Xero Ltd. (b)	252,069
		902,649
	Singapore – 2.4%
27,223	BOC Aviation Ltd. (c) (d)	276,866
98,800	Genting Singapore Ltd.	67,583
46,600	Wilmar International Ltd.	142,750
		487,199
	South Korea – 30.6%
444	CJ ENM Co., Ltd.	61,276
5,981	GS Holdings Corp.	266,868
2,134	Hana Financial Group, Inc.	68,092
9,329	Hankook Tire & Technology Co., Ltd.	270,645
6,268	Hanon Systems	60,433
1,929	Hyundai Glovis Co., Ltd.	238,529
646	Hyundai Heavy Industries Holdings Co., Ltd.	188,809
1,194	Hyundai Mobis Co., Ltd.	264,312
1,123	Hyundai Motor Co.	117,015
5,801	Hyundai Steel Co.	157,760
11,396	Industrial Bank of Korea	116,281
1,665	Kakao Corp.	221,002
1,762	KB Financial Group, Inc.	72,601
6,598	Kia Motors Corp.	252,749
7,695	Korea Aerospace Industries Ltd.	226,568
8,712	Korea Electric Power Corp.	209,429
999	Korea Investment Holdings Co., Ltd.	62,543
1,213	Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	132,686
336	Korea Zinc Co., Ltd.	123,481
5,373	LG Corp.	342,883

See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
10,631	LG Display Co., Ltd.	$149,383
2,232	LG Electronics, Inc.	139,156
16,531	LG Uplus Corp.	202,983
1,275	Lotte Chemical Corp.	246,963
1,916	NAVER Corp.	308,992
390	Neoplux Co., Ltd. (b)	1,111
994	POSCO	203,278
1,461	Samsung Electro-Mechanics Co., Ltd.	157,919
6,134	Samsung Electronics Co., Ltd.	295,972
369	SK Holdings Co., Ltd.	83,599
4,575	SK Hynix, Inc.	372,266
1,557	SK Telecom Co., Ltd.	320,434
2,270	S-Oil Corp.	187,065
		6,123,083
	Total Common Stocks	18,817,361
	(Cost $17,688,754)
REAL ESTATE INVESTMENT TRUSTS (a) – 5.3%
	Australia – 2.2%
32,012	Charter Hall Group	248,906
15,630	Dexus	128,330
15,136	GPT (The) Group	59,481
		436,717
	Hong Kong – 2.8%
486,057	Champion REIT	321,239
22,898	Link REIT	242,430
		563,669
	Singapore – 0.3%
38,000	Mapletree Commercial Trust	67,526
	Total Real Estate Investment Trusts	1,067,912
	(Cost $984,285)
	Total Investments – 99.4%	19,885,273
	(Cost $18,673,039) (e)
	Net Other Assets and Liabilities – 0.6%	112,156
	Net Assets – 100.0%	$19,997,429

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for federal income tax purposes was $18,948,136. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,799,217 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $862,080. The net unrealized appreciation was $937,137.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,817,361	$ 18,817,361	$ —	$ —
Real Estate Investment Trusts*	1,067,912	1,067,912	—	—
Total Investments	$ 19,885,273	$ 19,885,273	$—	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Australian Dollar	33.0%
South Korean Won	30.8
Hong Kong Dollar	30.5
New Zealand Dollar	3.3
Singapore Dollar	1.4
United States Dollar	1.0
Total	100.0%

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) – 97.1%
	Austria – 1.9%
17,283	ams AG (b)	$701,285
21,672	CA Immobilien Anlagen AG	910,390
55,219	IMMOFINANZ AG	1,480,346
42,978	OMV AG	2,414,278
66,268	Raiffeisen Bank International AG	1,664,311
100,392	voestalpine AG	2,799,477
		9,970,087
	Belgium – 3.7%
27,729	Ageas	1,638,539
47,028	Elia System Operator S.A./N.V.	4,172,628
20,184	Galapagos N.V. (b)	4,222,433
34,597	KBC Ancora	1,737,022
17,290	Sofina S.A.	3,735,322
29,702	Solvay S.A.	3,441,618
		18,947,562
	Denmark – 2.3%
15,606	Carlsberg A.S., Class B	2,328,069
11,363	Genmab A.S. (b)	2,526,968
16,547	Orsted A.S. (c) (d)	1,711,369
57,477	Pandora A.S.	2,500,332
7,689	Rockwool International A.S., Class B	1,821,302
9,325	Royal Unibrew A.S.	853,854
		11,741,894
	Finland – 2.4%
19,285	Huhtamaki OYJ	895,132
24,342	Kesko OYJ, Class B	1,722,363
109,029	Nokian Renkaat OYJ	3,134,493
191,430	Stora Enso OYJ, Class R	2,783,936
104,044	UPM-Kymmene OYJ	3,607,387
		12,143,311
	France – 11.9%
32,995	Arkema S.A.	3,504,894
32,719	Atos SE	2,727,611
57,585	Bouygues S.A.	2,446,786
64,437	Casino Guichard Perrachon S.A. (e)	3,014,034
20,666	Cie Generale des Etablissements Michelin SCA	2,529,053
112,149	Cie Plastic Omnium S.A.	3,132,359
14,832	Eiffage S.A.	1,696,980
43,491	Elis S.A.	902,501
94,181	Engie S.A.	1,521,257
5,334	EssilorLuxottica S.A.	812,511
20,672	Eurazeo SE	1,414,455
123,939	Eutelsat Communications S.A.	2,014,434
48,627	Faurecia S.A.	2,619,792
39,409	Ingenico Group S.A.	4,279,051
18,701	Korian S.A.	879,352
154,157	Peugeot S.A.	3,683,151
53,583	Renault S.A.	2,535,189
13,235	Rubis SCA	812,802
Shares	Description	Value

	France (Continued)
19,534	Safran S.A.	$3,016,089
56,119	Societe Generale S.A.	1,952,353
244,513	Suez	3,698,534
14,187	Teleperformance	3,459,607
44,195	TOTAL S.A.	2,439,018
121,310	Veolia Environnement S.A.	3,226,301
21,415	Vinci S.A.	2,378,099
		60,696,213
	Germany – 19.6%
73,995	1&1 Drillisch AG (e)	1,899,044
4,939	adidas AG	1,605,514
55,008	BASF SE	4,155,662
43,686	Bayerische Motoren Werke AG	3,584,049
20,232	Carl Zeiss Meditec AG	2,580,334
265,096	Commerzbank AG	1,640,525
23,974	Continental AG	3,099,530
77,689	Covestro AG (c) (d)	3,612,109
54,578	CTS Eventim AG & Co., KGaA	3,431,389
30,926	Daimler AG	1,712,630
241,914	Deutsche Lufthansa AG	4,452,934
105,318	Deutsche Wohnen SE	4,302,484
31,144	Evonik Industries AG	950,560
22,741	Hannover Rueck SE	4,395,128
31,910	HeidelbergCement AG	2,325,142
85,985	Hella GmbH & Co., KGaA	4,758,812
14,620	KION Group AG	1,009,538
26,873	LEG Immobilien AG	3,181,641
13,955	MorphoSys AG (b)	1,984,841
2,894	MTU Aero Engines AG	826,483
14,857	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,382,921
59,080	Porsche Automobil Holding SE (Preference Shares)	4,416,235
49,677	Puma SE	3,808,646
24,315	Rheinmetall AG	2,792,872
148,823	Rocket Internet SE (b) (c) (d)	3,689,258
24,588	RWE AG	754,323
300,434	Schaeffler AG (Preference Shares)	3,244,605
13,488	Scout24 AG (c) (d)	891,883
30,297	Stroeer SE & Co., KGaA	2,448,558
168,438	TAG Immobilien AG	4,186,842
53,387	Talanx AG	2,645,684
117,218	Uniper SE	3,880,076
18,081	Volkswagen AG (Preference Shares)	3,574,404
11,699	Wacker Chemie AG	887,624
67,375	Zalando SE (b) (c) (d)	3,414,458
		100,526,738
	Ireland – 1.9%
193,797	Bank of Ireland Group PLC	1,061,259
89,322	CRH PLC	3,573,866

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Ireland (Continued)
41,004	Flutter Entertainment PLC	$5,009,914
		9,645,039
	Isle Of Man (U.K.) – 0.6%
251,847	GVC Holdings PLC	2,949,661
	Italy – 9.4%
837,791	A2A S.p.A.	1,571,262
154,022	ACEA S.p.A.	3,185,814
62,704	Amplifon S.p.A.	1,803,391
24,926	Banca Generali S.p.A.	809,707
167,638	Buzzi Unicem S.p.A	4,221,488
411,864	Enel S.p.A.	3,267,178
150,795	Eni S.p.A.	2,342,006
78,906	Freni Brembo S.p.A.	978,908
936,564	Hera S.p.A.	4,097,121
1,318,049	Iren S.p.A	4,083,494
130,754	Leonardo S.p.A.	1,532,668
389,878	Pirelli & C S.p.A. (c) (d)	2,247,856
338,169	Poste Italiane S.p.A. (c) (d)	3,838,761
143,232	Prysmian S.p.A.	3,452,655
1,347,507	Telecom Italia S.p.A. (b)	840,998
195,588	UniCredit S.p.A.	2,856,472
273,843	Unione di Banche Italiane S.p.A.	894,478
577,503	Unipol Gruppo S.p.A.	3,311,477
867,320	UnipolSai Assicurazioni S.p.A.	2,519,741
		47,855,475
	Jersey – 3.3%
1,176,170	boohoo Group PLC (b)	4,641,147
20,999	Ferguson PLC	1,905,346
763,116	IWG PLC	4,402,136
1,071,375	Man Group PLC	2,242,247
69,054	Wizz Air Holdings PLC (b) (c) (d)	3,562,715
		16,753,591
	Luxembourg – 2.7%
218,633	ArcelorMittal S.A.	3,836,054
470,029	Aroundtown S.A.	4,209,416
102,532	Grand City Properties S.A.	2,458,917
289,879	Tenaris S.A.	3,267,831
		13,772,218
	Netherlands – 3.9%
734,812	Altice Europe N.V. (b)	4,737,724
41,751	ASM International N.V.	4,690,234
9,313	ASML Holding N.V.	2,754,714
92,192	Koninklijke Ahold Delhaize N.V.	2,305,565
16,598	Koninklijke Philips N.V.	810,254
15,645	Randstad N.V.	955,367
55,919	Signify N.V. (c) (d)	1,747,500
79,506	STMicroelectronics N.V.	2,137,690
		20,139,048
Shares	Description	Value

	Norway – 1.0%
201,894	Equinor ASA	$4,035,902
84,431	Orkla ASA	855,533
		4,891,435
	Portugal – 0.6%
1,811,371	Banco Espirito Santo S.A. (b) (f) (g) (h) (i)	0
182,279	Jeronimo Martins SGPS S.A.	2,998,440
		2,998,440
	Spain – 2.6%
147,562	Banco Bilbao Vizcaya Argentaria S.A.	824,788
1,584,857	Banco de Sabadell S.A.	1,848,843
30,670	CIE Automotive S.A.	725,205
221,923	Iberdrola S.A.	2,285,187
656,922	International Consolidated Airlines Group S.A.	5,438,493
147,578	Repsol S.A.	2,305,948
		13,428,464
	Sweden – 10.2%
79,239	AAK AB	1,505,874
144,647	Axfood AB	3,218,376
167,102	Boliden AB	4,433,408
143,480	Castellum AB	3,370,107
70,866	Epiroc AB, Class A	865,174
78,114	Evolution Gaming Group AB (c) (d)	2,351,839
93,235	Fabege AB	1,549,877
81,131	Fastighets AB Balder, Class B (b)	3,752,363
158,487	Hennes & Mauritz AB, Class B	3,223,092
83,129	ICA Gruppen AB	3,880,273
170,763	Industrivarden AB, Class A	4,229,718
15,717	Investor AB, Class B	857,808
61,242	L E Lundbergforetagen AB, Class B	2,687,329
77,079	Pandox AB	1,744,623
189,604	Skanska AB, Class B	4,285,465
46,475	SKF AB, Class B	939,786
81,131	Sweco AB, Class B	3,128,702
109,506	Trelleborg AB, Class B	1,970,590
109,387	Volvo AB, Class B	1,832,391
203,263	Wallenstam AB, Class B	2,456,600
		52,283,395
	Switzerland – 1.4%
10,349	BKW AG	763,503
5,569	Helvetia Holding AG	787,187
31,224	LafargeHolcim Ltd.	1,732,516
2,895	Swatch Group (The) AG	807,656
3,215	Swiss Life Holding AG	1,613,812
7,367	Swiss Re AG	827,436
2,008	Zurich Insurance Group AG	823,907
		7,356,017

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom – 17.7%
213,999	3i Group PLC	$3,112,425
166,758	Anglo American PLC	4,799,888
27,565	Ashtead Group PLC	881,414
804,221	Avast PLC (c) (d)	4,823,548
111,842	Babcock International Group PLC	932,430
385,232	Barratt Developments PLC	3,809,738
301,001	Beazley PLC	2,216,805
93,257	Bellway PLC	4,702,719
59,734	Berkeley Group Holdings PLC	3,844,618
241,984	BP PLC	1,511,629
1,048,397	BT Group PLC	2,672,427
92,593	Carnival PLC	4,469,318
547,435	Cineworld Group PLC	1,588,765
59,635	Compass Group PLC	1,492,959
81,213	Dialog Semiconductor PLC (b)	4,109,369
207,887	Direct Line Insurance Group PLC	860,522
54,267	easyJet PLC	1,023,960
533,855	Evraz PLC	2,856,863
56,734	Hikma Pharmaceuticals PLC	1,496,234
111,363	Howden Joinery Group PLC	992,162
567,858	J Sainsbury PLC	1,729,273
415,275	JD Sports Fashion PLC	4,606,313
17,079	London Stock Exchange Group PLC	1,753,270
294,839	Meggitt PLC	2,565,091
928,685	Melrose Industries PLC	2,953,557
169,126	Pearson PLC	1,427,035
86,278	Persimmon PLC	3,079,949
533,626	Rentokil Initial PLC	3,201,990
74,136	Rio Tinto PLC	4,421,971
104,186	Royal Dutch Shell PLC, Class B	3,090,617
562,191	Signature Aviation PLC	2,362,119
31,857	Smith & Nephew PLC	773,274
1,545,699	Taylor Wimpey PLC	3,959,735
14,534	Whitbread PLC	932,939
623,141	Wm Morrison Supermarkets PLC	1,649,174
		90,704,100
	Total Common Stocks	496,802,688
	(Cost $459,408,969)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.6%
	Belgium – 0.4%
12,567	Warehouses De Pauw CVA	2,286,437
	France – 0.7%
19,568	Gecina S.A.	3,503,128
	Spain – 0.6%
127,447	Inmobiliaria Colonial Socimi S.A.	1,623,995
110,136	Merlin Properties Socimi S.A.	1,580,071
		3,204,066
Shares	Description	Value

	United Kingdom – 0.9%
307,882	Segro PLC	$3,658,965
417,163	Tritax Big Box REIT PLC	822,230
		4,481,195
	Total Real Estate Investment Trusts	13,474,826
	(Cost $10,568,014)
MONEY MARKET FUNDS – 0.1%
656,837	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.59% (j) (k)	656,837
	(Cost $656,837)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.8%
$3,987,171	BNP Paribas S.A., 1.56% (j), dated 12/31/19, due 1/2/20, with a maturity value of $3,987,516. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 4/30/26. The value of the collateral including accrued interest is $4,081,817. (k)	3,987,171
	(Cost $3,987,171)
	Total Investments – 100.6%	514,921,522
	(Cost $474,620,991) (l)
	Net Other Assets and Liabilities – (0.6)%	(3,031,886)
	Net Assets – 100.0%	$511,889,636

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $4,351,143 and the total value of the collateral held by the Fund is $4,644,008.

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
December 31, 2019
(f)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2019, securities noted as such are valued at $0 or 0.0% of net assets.
(g)	This issuer has filed for protection in bankruptcy court.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of December 31, 2019.
(k)	This security serves as collateral for securities on loan.
(l)	Aggregate cost for federal income tax purposes was $477,719,985. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $57,746,268 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,544,731. The net unrealized appreciation was $37,201,537.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Portugal	$ 2,998,440	$ 2,998,440	$ —	$ —**
Other Country Categories*	493,804,248	493,804,248	—	—
Real Estate Investment Trusts*	13,474,826	13,474,826	—	—
Money Market Funds	656,837	656,837	—	—
Repurchase Agreements	3,987,171	—	3,987,171	—
Total Investments	$ 514,921,522	$ 510,934,351	$ 3,987,171	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I –
Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$4,351,143
Non-cash Collateral (2)	(4,351,143)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At December 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$3,987,171
Non-cash Collateral (4)	(3,987,171)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
Euro	60.2%
British Pound Sterling	23.5
Swedish Krona	10.2
Danish Krone	2.3
Swiss Franc	1.6
United States Dollar	1.3
Norwegian Krone	0.9
Total	100.0%

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) – 96.6%
	Brazil – 75.0%
249,404	Alpargatas S.A. (Preference Shares) (b)	$2,058,372
259,890	Azul S.A. (Preference Shares) (c)	3,765,230
148,053	B3 S.A. - Brasil Bolsa Balcao	1,581,484
855,345	Banco Inter S.A. (Preference Shares) (d) (e)	3,334,032
253,648	BRF S.A. (c)	2,219,507
187,234	CCR S.A.	883,412
384,315	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	3,653,319
195,350	Cia de Saneamento Basico do Estado de Sao Paulo	2,940,909
523,042	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	2,935,911
1,126,931	Cia Energetica de Minas Gerais (Preference Shares)	3,863,171
260,414	Cia Paranaense de Energia, Class B (Preference Shares)	4,471,324
976,503	Cia Siderurgica Nacional S.A.	3,425,176
242,841	Cosan S.A.	4,199,778
644,089	Equatorial Energia S.A.	3,648,989
981,697	Gerdau S.A. (Preference Shares)	4,880,787
171,523	IRB Brasil Resseguros S.A.	1,660,780
490,104	Itausa - Investimentos Itau S.A. (Preference Shares)	1,716,649
492,495	JBS S.A.	3,158,667
223,797	Localiza Rent a Car S.A.	2,637,586
161,944	Lojas Americanas S.A. (Preference Shares)	1,043,073
63,994	Lojas Renner S.A.	893,883
435,986	Magazine Luiza S.A.	5,169,794
476,932	Natura & Co. Holding S.A.	4,584,722
238,141	Notre Dame Intermedica Participacoes S.A.	4,040,352
469,275	Petrobras Distribuidora S.A.	3,507,868
351,701	Petroleo Brasileiro S.A. (Preference Shares)	2,638,610
101,131	Raia Drogasil S.A.	2,806,639
131,828	Rumo S.A. (c)	855,324
338,481	Sul America S.A.	5,041,833
235,150	Telefonica Brasil S.A. (Preference Shares)	3,389,265
1,355,913	TIM Participacoes S.A.	5,281,815
266,594	WEG S.A.	2,297,001
		98,585,262
	Chile – 8.2%
934,058	Cencosud S.A.	1,229,759
12,880,503	Colbun S.A.	2,055,536
998,771	Empresas CMPC S.A.	2,443,964
82,129	Empresas COPEC S.A.	737,244
12,688,502	Enel Americas S.A.	2,817,980
8,958,247	Enel Chile S.A.	839,891
Shares	Description	Value

	Chile (Continued)
70,054	Latam Airlines Group S.A.	$702,916
		10,827,290
	Colombia – 2.0%
158,099	Grupo Argos S.A.	856,089
163,465	Grupo de Inversiones Suramericana S.A.	1,690,728
		2,546,817
	Mexico – 11.4%
2,650,175	Alfa S.A.B. de C.V., Class A	2,194,988
3,981,581	Cemex S.A.B. de C.V., Series CPO	1,490,921
637,404	Coca-Cola Femsa S.A.B. de C.V.	3,870,104
283,162	El Puerto de Liverpool S.A.B. de C.V.	1,404,765
84,558	Fomento Economico Mexicano S.A.B. de C.V.	797,526
21,874	Grupo Elektra S.A.B. de C.V.	1,611,208
995,395	Grupo Mexico S.A.B. de C.V., Series B	2,736,514
396,303	Grupo Televisa S.A.B., Series CPO	929,161
		15,035,187
	Total Common Stocks	126,994,556
	(Cost $111,402,542)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.1%
	Mexico – 3.1%
2,654,157	Fibra Uno Administracion S.A. de C.V.	4,110,206
	(Cost $3,897,487)
	Total Investments – 99.7%	131,104,762
	(Cost $115,300,029) (f)
	Net Other Assets and Liabilities – 0.3%	358,007
	Net Assets – 100.0%	$131,462,769

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year ended December 31, 2019.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
December 31, 2019
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Aggregate cost for federal income tax purposes was $117,078,735. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $17,161,336 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,135,309. The net unrealized appreciation was $14,026,027.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 126,994,556	$ 126,994,556	$ —	$ —
Real Estate Investment Trusts*	4,110,206	4,110,206	—	—
Total Investments	$ 131,104,762	$ 131,104,762	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
December 31, 2019
Shares	Description	Value
COMMON STOCKS – 99.3%
	Airlines – 4.6%
174,460	Azul S.A. (Preference Shares) (a)	$2,527,538
308,891	Gol Linhas Aereas Inteligentes S.A. (Preference Shares) (a)	2,825,761
		5,353,299
	Banks – 3.3%
46,671	Banco do Brasil S.A.	612,813
211,997	Banco do Estado do Rio Grande do Sul S.A., Class B (Preference Shares)	1,140,959
585,910	Itausa - Investimentos Itau S.A. (Preference Shares)	2,052,221
		3,805,993
	Capital Markets – 1.8%
201,612	B3 S.A. - Brasil Bolsa Balcao	2,153,595
	Chemicals – 0.5%
71,866	Braskem S.A., Class A (Preference Shares)	533,274
	Diversified Consumer Services – 4.3%
688,458	Cogna Educacao	1,956,168
260,427	YDUQS Part	3,075,119
		5,031,287
	Diversified Telecommunication Services – 3.4%
1,573,413	Oi S.A. (a)	336,375
252,200	Telefonica Brasil S.A. (Preference Shares)	3,635,010
		3,971,385
	Electric Utilities – 17.1%
349,647	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	3,323,763
508,783	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	2,855,873
339,052	Cia Energetica de Minas Gerais (Preference Shares)	1,162,286
258,998	Cia Paranaense de Energia, Class B (Preference Shares)	4,447,011
532,796	EDP - Energias do Brasil S.A.	2,927,087
411,350	Equatorial Energia S.A.	2,330,441
370,760	Transmissora Alianca de Energia Eletrica S.A.	2,873,766
		19,920,227
	Electrical Equipment – 0.9%
117,859	WEG S.A.	1,015,485
	Food & Staples Retailing – 2.7%
228,860	Atacadao S.A.	1,328,432
Shares	Description	Value

	Food & Staples Retailing (Continued)
66,162	Raia Drogasil S.A.	$1,836,161
		3,164,593
	Food Products – 6.4%
341,119	BRF S.A. (a)	2,984,908
593,181	JBS S.A.	3,804,427
64,616	M. Dias Branco S.A.	612,798
		7,402,133
	Health Care Providers & Services – 3.2%
187,311	Notre Dame Intermedica Participacoes S.A.	3,177,959
137,867	Odontoprev S.A.	578,173
		3,756,132
	Household Durables – 3.0%
657,693	MRV Engenharia e Participacoes S.A.	3,523,326
	Independent Power & Renewable Electricity Producers – 0.6%
57,913	Engie Brasil Energia S.A.	731,345
	Insurance – 5.6%
76,674	IRB Brasil Resseguros S.A.	742,400
48,712	Porto Seguro S.A.	759,736
335,482	Sul America S.A.	4,997,162
		6,499,298
	IT Services – 1.3%
749,244	Cielo S.A.	1,558,946
	Metals & Mining – 10.5%
383,175	Bradespar S.A. (Preference Shares)	3,646,292
753,280	Cia Siderurgica Nacional S.A.	2,642,201
662,490	Gerdau S.A. (Preference Shares)	3,293,758
844,785	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	1,997,142
48,581	Vale S.A.	643,689
		12,223,082
	Multiline Retail – 4.2%
106,763	Lojas Renner S.A.	1,491,290
286,184	Magazine Luiza S.A.	3,393,486
		4,884,776
	Oil, Gas & Consumable Fuels – 3.6%
163,649	Cosan S.A.	2,830,204
183,689	Petroleo Brasileiro S.A. (Preference Shares)	1,378,113
		4,208,317

See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Personal Products – 2.9%
356,518	Natura & Co. Holding S.A.	$3,427,188
	Pharmaceuticals – 1.3%
167,887	Hypera S.A.	1,489,519
	Real Estate Management & Development – 1.4%
351,355	BR Malls Participacoes S.A.	1,577,416
	Road & Rail – 2.6%
258,012	Localiza Rent a Car S.A.	3,040,838
	Software – 1.6%
114,508	TOTVS S.A.	1,837,445
	Specialty Retail – 2.6%
402,794	Petrobras Distribuidora S.A.	3,010,917
	Textiles, Apparel & Luxury Goods – 3.5%
493,378	Alpargatas S.A. (Preference Shares) (b)	4,071,929
	Water Utilities – 2.8%
213,028	Cia de Saneamento Basico do Estado de Sao Paulo	3,207,044
	Wireless Telecommunication Services – 3.6%
1,082,313	TIM Participacoes S.A.	4,216,035
	Total Investments – 99.3%	115,614,824
	(Cost $86,871,914) (c)
	Net Other Assets and Liabilities – 0.7%	759,366
	Net Assets – 100.0%	$116,374,190

(a)	Non-income producing security.
(b)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the fiscal year ended December 31, 2019, the Fund received 94,568 PIK shares of Alpargatas S.A.
(c)	Aggregate cost for federal income tax purposes was $88,564,986. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $29,506,736 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,456,898. The net unrealized appreciation was $27,049,838.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 115,614,824	$ 115,614,824	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Brazil	99.3%
Total Investments	99.3
Net Other Assets and Liabilities	0.7
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
December 31, 2019
Shares	Description	Value
COMMON STOCKS – 99.6%
	Automobiles – 6.7%
287,833	BAIC Motor Corp. Ltd., Class H (a) (b)	$163,267
120,750	Brilliance China Automotive Holdings Ltd.	125,208
366,770	Dongfeng Motor Group Co., Ltd., Class H	345,010
		633,485
	Banks – 0.7%
12,250	China Merchants Bank Co., Ltd., Class H	62,961
	Beverages – 2.0%
20,831	Anhui Gujing Distillery Co., Ltd., Class B	189,295
	Commercial Services & Supplies – 3.7%
104,000	Country Garden Services Holdings Co., Ltd.	350,346
	Communications Equipment – 0.9%
41,938	BYD Electronic International Co., Ltd. (c)	80,622
	Construction Materials – 7.5%
28,616	Anhui Conch Cement Co., Ltd., Class H	208,589
205,500	China National Building Material Co., Ltd., Class H	229,438
129,793	Huaxin Cement Co., Ltd., Class B	269,580
		707,607
	Diversified Telecommunication Services – 3.2%
478,033	China Telecom Corp., Ltd., Class H	196,923
110,250	China Unicom Hong Kong Ltd.	103,851
		300,774
	Food Products – 4.5%
60,375	Ausnutria Dairy Corp. Ltd.	86,933
15,750	China Mengniu Dairy Co., Ltd.	63,669
46,375	Yihai International Holding Ltd.	271,978
		422,580
	Gas Utilities – 4.4%
47,527	Beijing Enterprises Holdings Ltd.	218,047
24,500	China Resources Gas Group Ltd.	134,569
69,616	Kunlun Energy Co., Ltd.	61,466
		414,082
Shares	Description	Value

	Independent Power & Renewable Electricity Producers – 2.5%
281,475	China Longyuan Power Group Corp., Ltd., Class H	$178,082
42,233	China Resources Power Holdings Co., Ltd.	59,293
		237,375
	Insurance – 0.7%
5,250	Ping An Insurance Group Co. of China Ltd., Class H	62,052
	Machinery – 6.5%
106,625	Weichai Power Co., Ltd., Class H	224,955
458,175	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	383,953
		608,908
	Metals & Mining – 9.9%
659,928	Angang Steel Co., Ltd., Class H	274,395
341,187	China Hongqiao Group Ltd.	205,790
357,750	China Zhongwang Holdings Ltd.	142,782
757,764	Maanshan Iron & Steel Co., Ltd., Class H (c)	307,295
		930,262
	Oil, Gas & Consumable Fuels – 8.6%
178,017	China Petroleum & Chemical Corp., Class H	107,144
69,875	CNOOC Ltd.	116,215
202,750	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	95,751
277,547	Inner Mongolia Yitai Coal Co., Ltd., Class B	224,813
292,883	Yanzhou Coal Mining Co., Ltd., Class H	263,103
		807,026
	Pharmaceuticals – 1.5%
40,500	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	138,252
	Real Estate Management & Development – 25.1%
89,000	Agile Group Holdings Ltd.	133,860
214,250	China Aoyuan Group Ltd.	349,188
99,750	China Jinmao Holdings Group Ltd.	77,703
15,750	China Overseas Land & Investment Ltd.	61,344
39,375	Country Garden Holdings Co., Ltd.	63,062

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
December 31, 2019

Shares	Description	Value
COMMON STOCKS (Continued)
	Real Estate Management & Development (Continued)
125,277	Guangzhou R&F Properties Co., Ltd., Class H (c)	$231,188
59,291	KWG Group Holdings Ltd.	83,089
112,250	Logan Property Holdings Co., Ltd.	188,421
63,813	Longfor Group Holdings Ltd. (a) (b)	298,907
228,416	Seazen Group Ltd.	277,888
48,875	Sunac China Holdings Ltd.	291,972
150,375	Times China Holdings Ltd.	299,889
		2,356,511
	Textiles, Apparel & Luxury Goods – 4.9%
17,500	ANTA Sports Products Ltd.	156,645
102,313	Li Ning Co., Ltd.	306,586
		463,231
	Transportation Infrastructure – 4.6%
138,250	Beijing Capital International Airport Co., Ltd., Class H	133,951
176,534	China Merchants Port Holdings Co., Ltd.	298,592
		432,543
	Wireless Telecommunication Services – 1.7%
19,625	China Mobile Ltd.	164,963
	Total Common Stocks	9,362,875
	(Cost $9,093,336)
MONEY MARKET FUNDS – 0.7%
71,296	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.59% (d) (e)	71,296
	(Cost $71,296)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 4.6%
$432,785	BNP Paribas S.A., 1.56% (d), dated 12/31/19, due 1/2/20, with a maturity value of $432,822. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 4/30/26. The value of the collateral including accrued interest is $443,058. (e)	$432,785
	(Cost $432,785)
	Total Investments – 104.9%	9,866,956
	(Cost $9,597,417) (f)
	Net Other Assets and Liabilities – (4.9)%	(463,979)
	Net Assets – 100.0%	$9,402,977

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(b)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $477,529 and the total value of the collateral held by the Fund is $504,081.
(d)	Rate shown reflects yield as of December 31, 2019.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for federal income tax purposes was $9,613,186. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,111,686 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $857,916. The net unrealized appreciation was $253,770.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,362,875	$ 9,362,875	$ —	$ —
Money Market Funds	71,296	71,296	—	—
Repurchase Agreements	432,785	—	432,785	—
Total Investments	$ 9,866,956	$ 9,434,171	$ 432,785	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
December 31, 2019

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$477,529
Non-cash Collateral (2)	(477,529)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At December 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$432,785
Non-cash Collateral (4)	(432,785)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Country Allocation†	% of Net Assets
China	45.6%
Cayman Islands	38.0
Hong Kong	12.5
United States	5.4
Bermuda	3.4
Total Investments	104.9
Net Other Assets and Liabilities	(4.9)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	89.9%
United States Dollar	10.1
Total	100.0%

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
December 31, 2019
Shares	Description	Value
COMMON STOCKS – 99.9%
	Airlines – 1.8%
7,200	ANA Holdings, Inc.	$241,336
37,300	Japan Airlines Co., Ltd.	1,166,151
		1,407,487
	Auto Components – 6.8%
13,900	Aisin Seiki Co., Ltd.	520,666
6,100	Bridgestone Corp.	228,494
38,100	NGK Spark Plug Co., Ltd.	748,290
29,100	Stanley Electric Co., Ltd.	851,668
72,700	Sumitomo Electric Industries Ltd.	1,105,337
13,000	Toyota Industries Corp.	757,351
51,900	Yokohama Rubber (The) Co., Ltd.	1,017,891
		5,229,697
	Automobiles – 5.7%
36,900	Honda Motor Co., Ltd.	1,052,442
41,900	Isuzu Motors Ltd.	500,926
22,900	Mazda Motor Corp.	197,692
249,100	Mitsubishi Motors Corp.	1,050,000
33,300	Nissan Motor Co., Ltd.	194,949
67,100	Yamaha Motor Co., Ltd.	1,360,465
		4,356,474
	Biotechnology – 0.3%
4,700	PeptiDream, Inc. (a)	242,235
	Building Products – 2.7%
27,600	AGC, Inc.	998,279
5,500	Daikin Industries Ltd.	782,062
15,100	LIXIL Group Corp.	262,518
		2,042,859
	Chemicals – 14.0%
27,900	Air Water, Inc.	410,842
22,400	Asahi Kasei Corp.	254,398
35,100	Hitachi Chemical Co., Ltd.	1,477,912
136,600	Mitsubishi Chemical Holdings Corp.	1,027,753
48,200	Mitsui Chemicals, Inc.	1,188,864
2,600	Shin-Etsu Chemical Co., Ltd.	288,583
40,600	Showa Denko KK (b)	1,083,239
205,700	Sumitomo Chemical Co., Ltd.	942,788
56,200	Taiyo Nippon Sanso Corp.	1,255,843
56,000	Teijin Ltd.	1,053,978
62,800	Toray Industries, Inc.	428,338
84,900	Tosoh Corp.	1,324,426
		10,736,964
	Construction & Engineering – 2.8%
34,800	Kajima Corp.	466,968
72,700	Obayashi Corp.	814,283
86,900	Shimizu Corp.	892,553
		2,173,804
Shares	Description	Value

	Construction Materials – 0.6%
15,800	Taiheiyo Cement Corp.	$467,507
	Diversified Financial Services – 0.7%
32,000	ORIX Corp.	533,358
	Diversified Telecommunication Services – 0.3%
10,200	Nippon Telegraph & Telephone Corp.	258,814
	Electric Utilities – 0.8%
137,200	Tokyo Electric Power Co., Holdings, Inc. (a)	589,687
	Electronic Equipment, Instruments & Components – 3.6%
23,200	Hitachi High-Technologies Corp.	1,652,644
19,500	Hitachi Ltd.	830,215
3,700	Kyocera Corp.	254,714
		2,737,573
	Entertainment – 1.4%
2,600	Nintendo Co., Ltd.	1,052,156
	Food & Staples Retailing – 2.2%
49,200	Kobe Bussan Co., Ltd.	1,698,035
	Food Products – 0.6%
11,100	NH Foods Ltd.	460,733
	Gas Utilities – 0.3%
10,100	Tokyo Gas Co., Ltd.	246,470
	Health Care Equipment & Supplies – 0.4%
3,100	Hoya Corp.	298,145
	Health Care Providers & Services – 0.7%
12,200	Suzuken Co., Ltd.	501,339
	Hotels, Restaurants & Leisure – 0.3%
1,900	Oriental Land Co., Ltd.	260,200
	Household Durables – 2.3%
44,300	Iida Group Holdings Co., Ltd.	782,400
33,700	Nikon Corp.	416,850
57,300	Panasonic Corp.	542,914
		1,742,164
	Independent Power & Renewable Electricity Producers – 0.3%
10,500	Electric Power Development Co., Ltd.	255,796

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance – 2.2%
15,000	MS&AD Insurance Group Holdings, Inc.	$498,505
49,700	Sony Financial Holdings, Inc.	1,202,076
		1,700,581
	Internet & Direct Marketing Retail – 1.1%
100,400	Rakuten, Inc.	863,964
	IT Services – 7.9%
27,900	Itochu Techno-Solutions Corp.	789,586
30,300	NEC Corp.	1,260,466
28,400	Nihon Unisys Ltd.	895,219
35,800	NTT Data Corp.	483,352
6,300	Obic Co., Ltd.	855,810
23,700	Otsuka Corp.	954,282
9,700	SCSK Corp.	506,180
4,700	TIS, Inc.	278,137
		6,023,032
	Machinery – 9.9%
106,000	Amada Holdings Co., Ltd.	1,219,456
17,000	Daifuku Co., Ltd.	1,042,014
85,000	Hino Motors Ltd.	909,024
18,400	Hitachi Construction Machinery Co., Ltd.	556,293
9,900	Komatsu Ltd.	240,723
28,700	Kubota Corp.	455,904
5,500	Mitsubishi Heavy Industries Ltd.	215,029
30,900	Miura Co., Ltd.	1,080,668
107,100	NSK Ltd.	1,026,102
27,800	Sumitomo Heavy Industries Ltd.	800,828
		7,546,041
	Media – 1.2%
42,500	Hakuhodo DY Holdings, Inc.	691,547
16,100	Nippon Television Holdings, Inc.	216,632
		908,179
	Metals & Mining – 3.1%
81,200	JFE Holdings, Inc.	1,054,468
8,400	Mitsubishi Materials Corp.	230,149
69,500	Nippon Steel Corp.	1,057,963
		2,342,580
	Oil, Gas & Consumable Fuels – 1.4%
240,500	JXTG Holdings, Inc.	1,102,066
	Professional Services – 2.3%
50,800	Persol Holdings Co., Ltd.	958,914
21,500	Recruit Holdings Co., Ltd.	811,086
		1,770,000
Shares	Description	Value

	Real Estate Management & Development – 1.4%
44,400	Nomura Real Estate Holdings, Inc.	$1,070,618
	Road & Rail – 1.1%
14,700	Hitachi Transport System Ltd.	416,019
9,100	Sankyu, Inc.	460,632
		876,651
	Semiconductors & Semiconductor Equipment – 5.4%
43,400	Advantest Corp.	2,460,485
100,300	SUMCO Corp.	1,685,590
		4,146,075
	Software – 0.7%
10,500	OBIC Business Consultants Co., Ltd.	498,642
	Specialty Retail – 2.4%
1,200	Fast Retailing Co., Ltd.	717,868
4,400	Hikari Tsushin, Inc.	1,110,782
		1,828,650
	Technology Hardware, Storage & Peripherals – 2.4%
37,900	Brother Industries Ltd.	792,149
18,800	FUJIFILM Holdings Corp.	904,919
24,500	Konica Minolta, Inc.	160,770
		1,857,838
	Trading Companies & Distributors – 6.8%
62,400	ITOCHU Corp.	1,455,550
144,200	Marubeni Corp.	1,075,777
18,100	Mitsubishi Corp.	483,089
44,000	Mitsui & Co., Ltd.	788,035
148,600	Sojitz Corp.	481,406
63,400	Sumitomo Corp.	947,601
		5,231,458
	Wireless Telecommunication Services – 2.0%
28,100	KDDI Corp.	841,280
14,900	SoftBank Group Corp.	652,197
		1,493,477
	Total Common Stocks	76,551,349
	(Cost $77,309,800)
MONEY MARKET FUNDS – 0.3%
204,568	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.59% (c) (d)	204,568
	(Cost $204,568)

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
December 31, 2019
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.6%
$1,241,783	BNP Paribas S.A., 1.56% (c), dated 12/31/19, due 1/2/20, with a maturity value of $1,241,890. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 4/30/26. The value of the collateral including accrued interest is $1,271,260. (d)	$1,241,783
	(Cost $1,241,783)
	Total Investments – 101.8%	77,997,700
	(Cost $78,756,151) (e)
	Net Other Assets and Liabilities – (1.8)%	(1,350,651)
	Net Assets – 100.0%	$76,647,049

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $974,916 and the total value of the collateral held by the Fund is $1,446,351.
(c)	Rate shown reflects yield as of December 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for federal income tax purposes was $79,083,088. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,071,536 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,156,924. The net unrealized depreciation was $1,085,388.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 76,551,349	$ 76,551,349	$ —	$ —
Money Market Funds	204,568	204,568	—	—
Repurchase Agreements	1,241,783	—	1,241,783	—
Total Investments	$ 77,997,700	$ 76,755,917	$ 1,241,783	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$974,916
Non-cash Collateral (2)	(974,916)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At December 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$1,241,783
Non-cash Collateral (4)	(1,241,783)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Country Allocation†	% of Net Assets
Japan	99.9%
United States	1.9
Total Investments	101.8
Net Other Assets and Liabilities	(1.8)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments
December 31, 2019
Shares	Description	Value
COMMON STOCKS – 98.2%
	Air Freight & Logistics – 3.0%
776	Hyundai Glovis Co., Ltd.	$95,956
	Auto Components – 7.5%
3,558	Hankook Tire & Technology Co., Ltd.	103,222
4,288	Hanon Systems	41,343
424	Hyundai Mobis Co., Ltd.	93,859
		238,424
	Automobiles – 6.4%
892	Hyundai Motor Co.	92,945
2,838	Kia Motors Corp.	108,715
		201,660
	Banks – 5.2%
1,336	Hana Financial Group, Inc.	42,629
3,555	Industrial Bank of Korea	36,274
1,089	KB Financial Group, Inc.	44,871
1,112	Shinhan Financial Group Co., Ltd.	41,684
		165,458
	Capital Markets – 8.8%
1,238	Korea Investment Holdings Co., Ltd.	77,506
6,350	Macquarie Korea Infrastructure Fund	63,695
12,213	Mirae Asset Daewoo Co., Ltd.	79,734
5,167	NH Investment & Securities Co., Ltd.	56,743
		277,678
	Chemicals – 4.2%
141	LG Chem Ltd.	38,711
495	Lotte Chemical Corp.	95,880
		134,591
	Construction & Engineering – 2.1%
652	Daelim Industrial Co., Ltd.	51,023
466	Hyundai Engineering & Construction Co., Ltd.	17,045
		68,068
	Consumer Finance – 0.7%
654	Samsung Card Co., Ltd.	21,829
	Diversified Financial Services – 0.0%
215	Neoplux Co., Ltd. (a)	612
	Diversified Telecommunication Services – 2.0%
5,167	LG Uplus Corp.	63,445
	Electric Utilities – 2.2%
2,933	Korea Electric Power Corp.	70,507
Shares	Description	Value

	Electronic Equipment, Instruments & Components – 6.3%
4,198	LG Display Co., Ltd.	$58,989
511	Samsung Electro-Mechanics Co., Ltd.	55,233
422	Samsung SDI Co., Ltd.	86,119
		200,341
	Food & Staples Retailing – 2.5%
714	E-MART, Inc.	78,719
	Food Products – 1.7%
252	CJ CheilJedang Corp.	55,022
	Gas Utilities – 2.4%
2,367	Korea Gas Corp.	77,471
	Household Durables – 1.9%
945	LG Electronics, Inc.	58,917
	Industrial Conglomerates – 4.9%
1,299	LG Corp.	82,897
261	Samsung C&T Corp.	24,488
215	SK Holdings Co., Ltd.	48,709
		156,094
	Insurance – 0.6%
299	Samsung Life Insurance Co., Ltd.	19,262
	Interactive Media & Services – 3.2%
760	Kakao Corp.	100,878
	Internet & Direct Marketing Retail – 0.6%
141	CJ ENM Co., Ltd.	19,459
	Machinery – 6.7%
3,431	Doosan Bobcat, Inc.	101,911
231	Hyundai Heavy Industries Holdings Co., Ltd.	67,515
211	Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	23,081
3,061	Samsung Heavy Industries Co., Ltd. (a)	19,243
		211,750
	Metals & Mining – 5.2%
2,390	Hyundai Steel Co.	64,997
105	Korea Zinc Co., Ltd.	38,588
306	POSCO	62,578
		166,163
	Oil, Gas & Consumable Fuels – 4.1%
2,439	GS Holdings Corp.	108,826

See Notes to Financial Statements

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
157	SK Innovation Co., Ltd.	$20,364
		129,190
	Personal Products – 0.7%
19	LG Household & Health Care Ltd.	20,718
	Semiconductors & Semiconductor Equipment – 4.6%
1,797	SK Hynix, Inc.	146,221
	Specialty Retail – 1.3%
515	Hotel Shilla Co., Ltd.	40,436
	Technology Hardware, Storage & Peripherals – 3.2%
2,126	Samsung Electronics Co., Ltd.	102,582
	Textiles, Apparel & Luxury Goods – 2.4%
1,628	Fila Korea Ltd.	74,611
	Tobacco – 0.7%
254	KT&G Corp.	20,602
	Wireless Telecommunication Services – 3.1%
482	SK Telecom Co., Ltd.	99,197
	Total Investments – 98.2%	3,115,861
	(Cost $3,001,425) (b)
	Net Other Assets and Liabilities – 1.8%	56,935
	Net Assets – 100.0%	$3,172,796

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $3,046,411. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $203,360 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $133,910. The net unrealized appreciation was $69,450.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,115,861	$ 3,115,861	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
South Korea	98.2%
Total Investments	98.2
Net Other Assets and Liabilities	1.8
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) – 96.7%
	Australia – 4.6%
146,354	Afterpay Ltd. (b)	$3,007,170
2,074,990	Beach Energy Ltd.	3,654,872
437,113	BlueScope Steel Ltd.	4,619,565
596,559	Fortescue Metals Group Ltd.	4,475,211
59,792	LendLease Group	738,479
186,326	Orica Ltd.	2,873,979
667,691	Qantas Airways Ltd.	3,331,406
33,990	Rio Tinto Ltd.	2,394,789
113,079	Treasury Wine Estates Ltd.	1,288,696
120,927	WiseTech Global Ltd. (c)	1,983,190
140,819	Woolworths Group Ltd.	3,573,321
		31,940,678
	Austria – 0.3%
25,423	IMMOFINANZ AG	681,556
13,191	OMV AG	741,001
30,813	voestalpine AG	859,234
		2,281,791
	Belgium – 2.0%
25,532	Ageas	1,508,716
43,303	Elia System Operator S.A./N.V.	3,842,122
18,585	Galapagos N.V. (b)	3,887,927
15,920	Sofina S.A.	3,439,348
6,837	Solvay S.A.	792,214
		13,470,327
	Bermuda – 1.3%
252,000	Hongkong Land Holdings Ltd.	1,449,000
1,149,580	Kerry Properties Ltd.	3,651,310
3,364,123	Nine Dragons Paper Holdings Ltd.	3,496,965
		8,597,275
	Canada – 9.8%
108,490	Air Canada (b)	4,052,867
46,186	Alimentation Couche-Tard, Inc., Class B	1,465,731
435,068	B2Gold Corp.	1,745,566
66,636	Brookfield Asset Management, Inc., Class A	3,850,217
54,563	BRP, Inc.	2,485,809
106,391	Canadian Natural Resources Ltd.	3,441,086
26,344	Cogeco Communications, Inc.	2,296,516
130,690	Empire Co., Ltd., Class A	3,065,587
772,299	Encana Corp.	3,616,016
502,989	Husky Energy, Inc.	4,036,152
77,755	iA Financial Corp., Inc.	4,271,121
108,704	Imperial Oil Ltd.	2,875,501
21,094	Intact Financial Corp.	2,281,021
153,700	Kinross Gold Corp. (b)	729,115
31,595	Kirkland Lake Gold Ltd. (c)	1,392,706
49,699	Loblaw Cos., Ltd.	2,564,270
66,382	Magna International, Inc.	3,639,751
80,368	Metro, Inc.	3,316,716
57,079	Onex Corp.	3,611,860
Shares	Description	Value

	Canada (Continued)
53,261	Ritchie Bros. Auctioneers, Inc.	$2,285,397
2,274	Shopify, Inc., Class A (b)	904,136
31,653	Sun Life Financial, Inc.	1,443,282
44,871	Suncor Energy, Inc.	1,470,648
218,243	Teck Resources Ltd., Class B	3,784,862
32,799	TMX Group Ltd.	2,840,281
		67,466,214
	Cayman Islands – 3.0%
8,310,848	Bosideng International Holdings Ltd.	2,996,995
522,687	CK Asset Holdings Ltd.	3,773,102
320,889	CK Hutchison Holdings Ltd.	3,059,694
1,810,217	NagaCorp Ltd.	3,159,395
2,786,644	Sino Biopharmaceutical Ltd.	3,898,004
259,581	Wharf Real Estate Investment Co., Ltd.	1,584,009
1,929,667	Xinyi Glass Holdings Ltd.	2,555,621
		21,026,820
	Denmark – 0.7%
14,370	Carlsberg A.S., Class B	2,143,685
6,975	Genmab A.S. (b)	1,551,140
7,618	Orsted A.S. (d) (e)	787,889
		4,482,714
	Finland – 0.8%
11,207	Kesko OYJ, Class B	792,972
50,197	Nokian Renkaat OYJ	1,443,122
58,756	Stora Enso OYJ, Class R	854,479
71,852	UPM-Kymmene OYJ	2,491,234
		5,581,807
	France – 4.7%
7,595	Arkema S.A.	806,779
53,024	Bouygues S.A.	2,252,989
59,333	Casino Guichard Perrachon S.A. (c)	2,775,294
51,633	Cie Plastic Omnium S.A.	1,442,127
6,829	Eiffage S.A.	781,329
43,361	Engie S.A.	700,388
9,517	Eurazeo SE	651,188
36,287	Ingenico Group S.A.	3,940,063
17,220	Korian S.A.	809,713
113,557	Peugeot S.A.	2,713,128
37,004	Renault S.A.	1,750,782
13,490	Safran S.A.	2,082,883
225,146	Suez	3,405,586
13,063	Teleperformance	3,185,512
13,565	TOTAL S.A.	748,620
111,702	Veolia Environnement S.A.	2,970,771
13,146	Vinci S.A.	1,459,841
		32,476,993
	Germany – 9.4%
22,712	1&1 Drillisch AG	582,892

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
50,651	BASF SE	$3,826,506
20,113	Bayerische Motoren Werke AG	1,650,093
18,630	Carl Zeiss Meditec AG	2,376,020
16,556	Continental AG	2,140,478
42,922	Covestro AG (d) (e)	1,995,635
50,255	CTS Eventim AG & Co., KGaA	3,159,596
178,202	Deutsche Lufthansa AG	3,280,181
77,581	Deutsche Wohnen SE	3,169,363
20,940	Hannover Rueck SE	4,047,051
9,794	HeidelbergCement AG	713,646
63,340	Hella GmbH & Co., KGaA	3,505,532
12,372	LEG Immobilien AG	1,464,788
6,425	MorphoSys AG (b)	913,838
10,944	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,228,558
54,401	Porsche Automobil Holding SE (Preference Shares)	4,066,480
45,743	Puma SE	3,507,033
22,388	Rheinmetall AG	2,571,532
137,035	Rocket Internet SE (b) (d) (e)	3,397,039
18,598	Stroeer SE & Co., KGaA	1,503,062
124,078	TAG Immobilien AG	3,084,191
49,159	Talanx AG	2,436,158
107,934	Uniper SE	3,572,763
12,486	Volkswagen AG (Preference Shares)	2,468,337
46,529	Zalando SE (b) (d) (e)	2,358,016
		65,018,788
	Hong Kong – 3.1%
1,137,143	Hang Lung Group Ltd.	2,810,643
608,002	Henderson Land Development Co., Ltd.	2,984,495
878,458	Hysan Development Co., Ltd.	3,444,027
2,180,907	New World Development Co., Ltd.	2,989,116
196,812	Sun Hung Kai Properties Ltd.	3,013,189
380,715	Swire Pacific Ltd., Class A	3,537,308
372,508	Wheelock & Co., Ltd.	2,483,450
		21,262,228
	Ireland – 1.0%
82,247	CRH PLC	3,290,788
30,205	Flutter Entertainment PLC	3,690,480
		6,981,268
	Isle Of Man (U.K.) – 0.3%
154,599	GVC Holdings PLC	1,810,681
	Israel – 1.2%
9,016	Azrieli Group Ltd.	659,236
17,092	Elbit Systems Ltd.	2,660,834
643,908	Israel Discount Bank Ltd., Class A	2,985,251
Shares	Description	Value

	Israel (Continued)
85,463	Mizrahi Tefahot Bank Ltd.	$2,276,836
		8,582,157
	Italy – 4.6%
771,433	A2A S.p.A.	1,446,809
141,823	ACEA S.p.A.	2,933,488
57,738	Amplifon S.p.A.	1,660,567
123,488	Buzzi Unicem S.p.A	3,109,695
284,431	Enel S.p.A.	2,256,295
862,382	Hera S.p.A.	3,772,602
1,213,651	Iren S.p.A	3,760,055
119,666	Pirelli & C S.p.A. (d) (e)	689,939
311,383	Poste Italiane S.p.A. (d) (e)	3,534,697
131,887	Prysmian S.p.A.	3,179,180
531,761	Unipol Gruppo S.p.A.	3,049,187
798,622	UnipolSai Assicurazioni S.p.A.	2,320,159
		31,712,673
	Japan – 25.2%
64,100	Advantest Corp.	3,634,034
68,530	AGC, Inc.	2,478,698
45,100	Aisin Seiki Co., Ltd.	1,689,356
21,100	ANA Holdings, Inc.	707,250
143,850	Asahi Kasei Corp.	1,633,711
56,900	Bandai Namco Holdings, Inc.	3,472,495
18,300	Bridgestone Corp.	685,482
117,400	Brother Industries Ltd.	2,453,779
97,800	Chubu Electric Power Co., Inc.	1,387,499
31,000	Electric Power Development Co., Ltd.	755,207
37,500	Fukuoka Financial Group, Inc.	726,497
33,100	Goldwin, Inc. (c)	2,443,164
304,200	Haseko Corp.	4,118,340
172,000	Hino Motors Ltd.	1,839,437
65,100	Hitachi Chemical Co., Ltd.	2,741,084
88,100	Hitachi Construction Machinery Co., Ltd.	2,663,554
49,100	Hitachi High-Technologies Corp.	3,497,621
82,060	Honda Motor Co., Ltd.	2,340,472
87,100	Iida Group Holdings Co., Ltd.	1,538,308
128,600	Isuzu Motors Ltd.	1,537,448
171,500	ITOCHU Corp.	4,000,430
119,116	Japan Airlines Co., Ltd.	3,724,054
294,400	JFE Holdings, Inc.	3,823,095
310,900	JXTG Holdings, Inc.	1,424,666
108,000	Kajima Corp.	1,449,211
57,600	Kakaku.com, Inc.	1,480,620
63,300	Kansai Electric Power (The) Co., Inc.	736,670
81,300	KDDI Corp.	2,434,024
58,400	Kobe Bussan Co., Ltd.	2,015,554
61,800	Komatsu Ltd.	1,502,698
101,800	Konica Minolta, Inc.	668,017
120,800	LIXIL Group Corp.	2,100,144
319,900	Marubeni Corp.	2,386,553
79,800	Mazda Motor Corp.	688,900

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
99,400	Mitsubishi Chemical Holdings Corp.	$747,867
57,700	Mitsubishi Corp.	1,540,012
815,900	Mitsubishi Motors Corp.	3,439,162
129,900	Mitsui & Co., Ltd.	2,326,496
126,700	Mitsui Chemicals, Inc.	3,125,084
67,100	NEC Corp.	2,791,330
111,600	NGK Spark Plug Co., Ltd.	2,191,840
170,300	Nikon Corp.	2,106,513
203,300	Nippon Steel Corp.	3,094,733
29,716	Nippon Telegraph & Telephone Corp.	754,011
165,900	Nippon Television Holdings, Inc.	2,232,256
113,500	Nissan Motor Co., Ltd.	664,464
14,700	Nitto Denko Corp.	836,096
71,200	Nomura Research Institute Ltd.	1,532,057
252,300	NSK Ltd.	2,417,232
213,400	Obayashi Corp.	2,390,206
151,800	Oji Holdings Corp.	831,264
4,700	Oriental Land Co., Ltd.	643,652
95,000	ORIX Corp.	1,583,406
42,400	Pan Pacific International Holdings Corp.	706,699
262,200	Panasonic Corp.	2,484,330
50,600	Sega Sammy Holdings, Inc.	737,194
180,100	Sekisui House Ltd.	3,867,869
234,800	Shimizu Corp.	2,411,641
6,600	Shin-Etsu Chemical Co., Ltd.	732,557
135,500	Showa Denko KK (c)	3,615,245
90,200	SoftBank Group Corp.	3,948,196
456,900	Sojitz Corp.	1,480,179
58,300	Square Enix Holdings Co., Ltd.	2,913,524
80,400	Stanley Electric Co., Ltd.	2,353,062
39,200	Sugi Holdings Co., Ltd.	2,078,064
211,100	SUMCO Corp.	3,547,638
473,400	Sumitomo Chemical Co., Ltd.	2,169,741
136,000	Sumitomo Corp.	2,032,709
167,500	Sumitomo Electric Industries Ltd.	2,546,684
71,700	Sumitomo Heavy Industries Ltd.	2,065,446
119,350	Sumitomo Rubber Industries Ltd.	1,468,602
105,900	Taiheiyo Cement Corp.	3,133,482
18,300	Taisei Corp.	765,482
70,100	Taiyo Nippon Sanso Corp.	1,566,452
58,200	Taiyo Yuden Co., Ltd.	1,797,073
36,900	Teijin Ltd.	694,496
21,900	Tobu Railway Co., Ltd.	797,152
723,400	Tokyo Electric Power Co., Holdings, Inc. (b)	3,109,179
3,700	Tokyo Electron Ltd.	814,712
40,000	Toppan Printing Co., Ltd.	832,359
267,980	Tosoh Corp.	4,180,444
19,500	Tsuruha Holdings, Inc.	2,516,129
42,200	Welcia Holdings Co., Ltd.	2,699,278
156,300	Yamaha Motor Co., Ltd.	3,169,011
Shares	Description	Value

	Japan (Continued)
70,800	Yokohama Rubber (The) Co., Ltd.	$1,388,567
		174,648,949
	Jersey – 1.8%
1,083,011	boohoo Group PLC (b)	4,273,543
9,668	Ferguson PLC	877,227
702,672	IWG PLC	4,053,457
63,584	Wizz Air Holdings PLC (b) (d) (e)	3,280,500
		12,484,727
	Luxembourg – 1.2%
150,987	ArcelorMittal S.A.	2,649,162
346,240	Aroundtown S.A.	3,100,805
31,470	Grand City Properties S.A.	754,712
133,459	Tenaris S.A.	1,504,495
		8,009,174
	Netherlands – 1.8%
541,288	Altice Europe N.V. (b)	3,489,971
38,444	ASM International N.V.	4,318,732
5,717	ASML Holding N.V.	1,691,045
84,889	Koninklijke Ahold Delhaize N.V.	2,122,930
36,605	STMicroelectronics N.V.	984,204
		12,606,882
	New Zealand – 0.5%
396,714	Contact Energy Ltd.	1,904,194
450,824	Mercury NZ Ltd.	1,532,648
		3,436,842
	Norway – 0.4%
148,722	Equinor ASA	2,972,983
	Portugal – 0.3%
81,454	Banco Espirito Santo S.A. (b) (f) (g) (h) (i)	0
125,881	Jeronimo Martins SGPS S.A.	2,070,708
		2,070,708
	Singapore – 0.1%
76,752	BOC Aviation Ltd. (d) (e)	780,591
	South Korea – 5.6%
67,359	GS Holdings Corp.	3,005,512
131,323	Hankook Tire & Technology Co., Ltd.	3,809,837
10,859	Hyundai Glovis Co., Ltd.	1,342,762
3,361	Hyundai Mobis Co., Ltd.	744,015
21,775	Hyundai Steel Co.	592,178
37,151	Kia Motors Corp.	1,423,139
21,663	Korea Aerospace Industries Ltd.	637,836
60,502	LG Corp.	3,860,995
12,567	LG Electronics, Inc.	783,502
186,161	LG Uplus Corp.	2,285,863
14,356	Lotte Chemical Corp.	2,780,703

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
16,185	NAVER Corp.	$2,610,145
7,463	POSCO	1,526,222
8,223	Samsung Electro-Mechanics Co., Ltd.	888,819
86,344	Samsung Electronics Co., Ltd.	4,166,194
51,522	SK Hynix, Inc.	4,192,330
17,537	SK Telecom Co., Ltd.	3,609,154
8,522	S-Oil Corp.	702,276
		38,961,482
	Spain – 0.9%
204,346	Iberdrola S.A.	2,104,193
432,961	International Consolidated Airlines Group S.A.	3,584,376
45,296	Repsol S.A.	707,762
		6,396,331
	Sweden – 5.1%
36,482	AAK AB	693,311
133,189	Axfood AB	2,963,437
123,094	Boliden AB	3,265,825
66,058	Castellum AB	1,551,593
71,926	Evolution Gaming Group AB (d) (e)	2,165,532
42,926	Fabege AB	713,573
56,029	Fastighets AB Balder, Class B (b)	2,591,379
145,933	Hennes & Mauritz AB, Class B	2,967,786
76,544	ICA Gruppen AB	3,572,901
125,790	Industrivarden AB, Class A	3,115,758
37,594	L E Lundbergforetagen AB, Class B	1,649,643
70,973	Pandox AB	1,606,418
174,586	Skanska AB, Class B	3,946,026
74,705	Sweco AB, Class B	2,880,892
124,776	Wallenstam AB, Class B	1,508,020
		35,192,094
	Switzerland – 0.2%
2,960	Swiss Life Holding AG	1,485,811
	United Kingdom – 6.8%
98,525	3i Group PLC	1,432,958
153,550	Anglo American PLC	4,419,715
740,522	Avast PLC (d) (e)	4,441,494
177,360	Barratt Developments PLC	1,753,995
184,774	Beazley PLC	1,360,819
68,696	Bellway PLC	3,464,169
27,502	Berkeley Group Holdings PLC	1,770,092
68,207	Carnival PLC	3,292,244
54,911	Compass Group PLC	1,374,694
74,781	Dialog Semiconductor PLC (b)	3,783,910
122,892	Evraz PLC	657,642
382,383	JD Sports Fashion PLC	4,241,469
15,727	London Stock Exchange Group PLC	1,614,479
Shares	Description	Value

	United Kingdom (Continued)
271,486	Meggitt PLC	$2,361,921
855,127	Melrose Industries PLC	2,719,616
368,520	Rentokil Initial PLC	2,211,281
40,958	Rio Tinto PLC	2,443,011
47,967	Royal Dutch Shell PLC, Class B	1,422,913
368,046	Signature Aviation PLC	1,546,394
355,817	Taylor Wimpey PLC	911,524
		47,224,340
	Total Common Stocks	668,963,328
	(Cost $630,110,433)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.1%
	Australia – 0.2%
90,124	Charter Hall Group	700,749
88,009	Dexus	722,596
		1,423,345
	Belgium – 0.2%
7,714	Warehouses De Pauw CVA	1,403,483
	Canada – 0.4%
68,851	Canadian Apartment Properties REIT	2,810,667
	France – 0.4%
13,513	Gecina S.A.	2,419,142
	Hong Kong – 0.9%
5,474,326	Champion REIT	3,618,031
256,767	Link REIT	2,718,488
		6,336,519
	Japan – 0.8%
4,589	Invincible Investment Corp.	2,614,322
324	Orix JREIT, Inc.	701,645
2,370	Sekisui House REIT, Inc.	1,993,631
		5,309,598
	United Kingdom – 0.2%
141,748	Segro PLC	1,684,577
	Total Real Estate Investment Trusts	21,387,331
	(Cost $19,606,509)
MONEY MARKET FUNDS – 0.3%
1,841,223	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.59% (j) (k)	1,841,223
	(Cost $1,841,223)

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
December 31, 2019
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.6%
$11,176,703	BNP Paribas S.A., 1.56% (j), dated 12/31/19, due 1/2/20, with a maturity value of $11,177,672. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 4/30/26. The value of the collateral including accrued interest is $11,442,012. (k)	$11,176,703
	(Cost $11,176,703)
	Total Investments – 101.7%	703,368,585
	(Cost $662,734,868) (l)
	Net Other Assets and Liabilities – (1.7)%	(11,482,726)
	Net Assets – 100.0%	$691,885,859

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $9,504,611 and the total value of the collateral held by the Fund is $13,017,926.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2019, securities noted as such are valued at $0 or 0.0% of net assets.
(g)	This issuer has filed for protection in bankruptcy court.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of December 31, 2019.
(k)	This security serves as collateral for securities on loan.
(l)	Aggregate cost for federal income tax purposes was $667,517,742. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $68,390,632 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $32,539,789. The net unrealized appreciation was $35,850,843.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Portugal	$ 2,070,708	$ 2,070,708	$ —	$ —**
Other Country Categories*	666,892,620	666,892,620	—	—
Real Estate Investment Trusts*	21,387,331	21,387,331	—	—
Money Market Funds	1,841,223	1,841,223	—	—
Repurchase Agreements	11,176,703	—	11,176,703	—
Total Investments	$ 703,368,585	$ 692,191,882	$ 11,176,703	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
December 31, 2019
accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$9,504,611
Non-cash Collateral (2)	(9,504,611)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At December 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$11,176,703
Non-cash Collateral (4)	(11,176,703)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
Euro	26.6%
Japanese Yen	25.6
Canadian Dollar	10.0
British Pound Sterling	9.5
Hong Kong Dollar	8.0
South Korean Won	5.5
Swedish Krona	5.0
Australian Dollar	4.8
United States Dollar	2.1
Israeli Shekel	1.2
Danish Krone	0.6
New Zealand Dollar	0.5
Norwegian Krone	0.4
Swiss Franc	0.2
Total	100.0%
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) – 98.5%
	Bermuda – 1.2%
4,758,287	Brilliance China Automotive Holdings Ltd.	$4,933,968
1,330,616	Shenzhen International Holdings Ltd.	2,923,418
		7,857,386
	Brazil – 20.3%
406,540	Alpargatas S.A. (Preference Shares) (b)	3,355,241
423,635	Azul S.A. (Preference Shares) (c)	6,137,531
241,340	B3 S.A. - Brasil Bolsa Balcao	2,577,965
836,561	Banco Inter S.A. (Preference Shares) (d) (e)	3,260,814
413,466	BRF S.A. (c)	3,617,969
626,460	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	5,955,162
212,288	Cia de Saneamento Basico do Estado de Sao Paulo	3,195,904
426,301	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	2,392,889
1,469,579	Cia Energetica de Minas Gerais (Preference Shares)	5,037,784
318,370	Cia Paranaense de Energia, Class B (Preference Shares)	5,466,432
1,591,765	Cia Siderurgica Nacional S.A.	5,583,266
395,853	Cosan S.A.	6,846,022
1,312,389	Equatorial Energia S.A.	7,435,142
800,116	Gerdau S.A. (Preference Shares)	3,978,005
419,395	IRB Brasil Resseguros S.A.	4,060,814
802,801	JBS S.A.	5,148,847
364,806	Localiza Rent a Car S.A.	4,299,464
104,311	Lojas Renner S.A.	1,457,040
568,548	Magazine Luiza S.A.	6,741,676
621,945	Natura & Co. Holding S.A.	5,978,724
291,136	Notre Dame Intermedica Participacoes S.A.	4,939,476
956,184	Petrobras Distribuidora S.A.	7,147,551
164,849	Raia Drogasil S.A.	4,574,973
551,743	Sul America S.A.	8,218,470
191,657	Telefonica Brasil S.A. (Preference Shares)	2,762,392
2,210,228	TIM Participacoes S.A.	8,609,708
217,282	WEG S.A.	1,872,124
		130,651,385
	Cayman Islands – 9.6%
4,209,564	Agile Group Holdings Ltd.	6,331,390
463,214	ANTA Sports Products Ltd.	4,146,295
690,848	China Conch Venture Holdings Ltd.	3,014,364
7,998,443	China Hongqiao Group Ltd.	4,824,337
2,549,148	China Resources Cement Holdings Ltd.	3,245,197
Shares	Description	Value

	Cayman Islands (Continued)
1,773,492	Country Garden Services Holdings Co., Ltd.	$5,974,381
370,568	ENN Energy Holdings Ltd.	4,049,365
1,781,057	Li Ning Co., Ltd.	5,337,023
1,025,808	Longfor Group Holdings Ltd. (d) (e)	4,804,999
375,232	Meituan Dianping, Class B (c) (d)	4,906,913
173,876	Sunny Optical Technology Group Co., Ltd.	3,010,135
644,891	Yihai International Holding Ltd.	3,782,133
2,023,944	Zhongsheng Group Holdings Ltd.	8,285,591
		61,712,123
	Chile – 1.3%
7,075,962	Colbun S.A.	1,129,218
27,577,477	Enel Americas S.A.	6,124,661
114,197	Latam Airlines Group S.A.	1,145,842
		8,399,721
	China – 15.1%
17,513,271	Angang Steel Co., Ltd., Class H (f)	7,281,932
430,281	Anhui Conch Cement Co., Ltd., Class H	3,136,425
4,139,737	BAIC Motor Corp. Ltd., Class H (d) (e)	2,348,169
4,452,580	BBMG Corp., Class H	1,365,664
4,493,248	Beijing Capital International Airport Co., Ltd., Class H	4,353,531
3,140,312	China Coal Energy Co., Ltd.	1,245,276
1,634,628	China Communications Construction Co., Ltd., Class H	1,332,070
2,255,548	China Communications Services Corp., Ltd., Class H	1,644,125
6,830,127	China Longyuan Power Group Corp., Ltd., Class H	4,321,256
5,691,237	China National Building Material Co., Ltd., Class H	6,354,191
3,207,760	China Oilfield Services Ltd., Class H	5,030,457
6,449,210	China Petroleum & Chemical Corp., Class H	3,881,626
2,337,876	China Railway Construction Corp., Ltd., Class H	2,559,204
2,545,788	China Shenhua Energy Co., Ltd., Class H	5,318,767
11,224,550	China Telecom Corp., Ltd., Class H	4,623,899
6,723,808	Dongfeng Motor Group Co., Ltd., Class H	6,324,899
2,533,968	Guangzhou R&F Properties Co., Ltd., Class H (f)	4,676,214
15,007,240	Huaneng Renewables Corp., Ltd., Class H	5,835,496

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
1,929,636	Huaxin Cement Co., Ltd., Class B	$4,007,854
2,485,668	PetroChina Co., Ltd., Class H	1,247,252
2,063,370	Shandong Gold Mining Co., Ltd. (d) (e)	4,904,022
4,072,684	Sinotrans Ltd., Class H	1,385,036
5,823,755	Yanzhou Coal Mining Co., Ltd., Class H	5,231,611
1,477,912	Zhejiang Expressway Co., Ltd., Class H	1,346,608
9,433,060	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	7,904,968
		97,660,552
	Colombia – 0.4%
3,381,983	Grupo Aval Acciones y Valores S.A. (Preference Shares)	1,502,084
241,043	Interconexion Electrica S.A. ESP	1,437,211
		2,939,295
	Egypt – 0.2%
265,077	Commercial International Bank Egypt SAE	1,370,803
	Hong Kong – 7.7%
1,389,458	Beijing Enterprises Holdings Ltd.	6,374,642
853,520	BYD Electronic International Co., Ltd.	1,640,816
1,658,436	China Everbright International Ltd.	1,330,188
4,244,441	China Merchants Port Holdings Co., Ltd.	7,179,104
617,799	China Mobile Ltd.	5,193,054
1,220,020	China Overseas Land & Investment Ltd.	4,751,820
3,160,152	China Resources Power Holdings Co., Ltd.	4,436,695
4,187,899	CNOOC Ltd.	6,965,231
2,065,604	Fosun International Ltd.	3,011,340
3,465,652	Shenzhen Investment Ltd.	1,387,631
3,448,286	Sinotruk Hong Kong Ltd.	7,354,762
		49,625,283
	Hungary – 0.8%
543,434	MOL Hungarian Oil & Gas PLC	5,414,879
	India – 5.2%
6,964,945	Adani Power Ltd. (c)	6,030,327
66,418	Bajaj Finance Ltd.	3,940,473
10,524	Bajaj Finserv Ltd.	1,384,956
1,404,331	Hindalco Industries Ltd.	4,252,648
1,187,583	Hindustan Petroleum Corp., Ltd.	4,400,726
389,538	JSW Steel Ltd	1,473,767
54,465	Kotak Mahindra Bank Ltd.	1,285,241
1,242,345	Tata Steel Ltd.	8,216,085
Shares	Description	Value

	India (Continued)
1,162,156	Vedanta Ltd.	$2,482,142
		33,466,365
	Indonesia – 1.6%
18,322,068	Barito Pacific Tbk PT (c)	1,992,892
4,711,388	Indofood Sukses Makmur Tbk PT	2,689,555
3,526,387	United Tractors Tbk PT	5,467,710
		10,150,157
	Mexico – 1.4%
1,050,484	Coca-Cola Femsa S.A.B. de C.V.	6,378,187
36,049	Grupo Elektra S.A.B. de C.V.	2,655,319
		9,033,506
	Netherlands – 1.0%
182,657	X5 Retail Group N.V., GDR (d)	6,301,667
	Philippines – 0.2%
712,160	Bank of the Philippine Islands	1,236,032
	Poland – 4.6%
130,528	Dino Polska S.A. (c) (d) (e)	4,954,277
115,699	Grupa Lotos S.A.	2,548,861
320,200	KGHM Polska Miedz S.A. (c)	8,066,822
2,564,173	PGE Polska Grupa Energetyczna S.A. (c)	5,379,904
207,626	Polski Koncern Naftowy ORLEN S.A.	4,696,608
3,267,358	Polskie Gornictwo Naftowe i Gazownictwo S.A.	3,727,332
		29,373,804
	Russia – 4.7%
1,112,914	Alrosa PJSC	1,511,947
2,231,700,578	Federal Grid Co. Unified Energy System PJSC	7,214,362
92,340,062	Inter RAO UES PJSC	7,501,317
14,909	MMC Norilsk Nickel PJSC	4,588,512
100,068	PhosAgro PJSC, GDR (d)	1,270,864
2,112,411	Rostelecom PJSC	2,666,965
476,780,566	RusHydro PJSC	4,265,704
120,616	Tatneft PJSC	1,476,357
		30,496,028
	South Africa – 5.5%
63,665	Anglo American Platinum Ltd.	5,942,536
741,802	Exxaro Resources Ltd.	6,945,589
1,016,787	Impala Platinum Holdings Ltd. (c)	10,419,054
229,698	Sasol Ltd.	4,977,063
1,847,082	Sibanye Gold Ltd. (c)	4,733,098
703,553	Woolworths Holdings Ltd.	2,441,288
		35,458,628

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan – 4.8%
1,107,704	ASE Technology Holding Co., Ltd.	$3,074,389
905,608	Asia Cement Corp.	1,448,574
333,722	Catcher Technology Co., Ltd.	2,527,101
2,987,639	E. Sun Financial Holding Co., Ltd.	2,780,636
1,071,387	Hon Hai Precision Industry Co., Ltd.	3,245,219
1,871,731	Hua Nan Financial Holdings Co., Ltd.	1,373,656
974,229	Nanya Technology Corp.	2,710,435
1,972,971	Pou Chen Corp.	2,579,993
340,978	Realtek Semiconductor Corp.	2,673,044
988,967	Taiwan Cement Corp.	1,441,700
477,233	Yageo Corp.	6,957,028
		30,811,775
	Thailand – 4.4%
3,614,700	B Grimm Power PCL	6,335,492
11,666,700	BTS Group Holdings PCL	5,141,274
108,900	Electricity Generating PCL	1,192,479
1,112,600	Global Power Synergy PCL, Class F	3,185,092
977,100	Gulf Energy Development PCL	5,414,968
646,100	PTT Exploration & Production PCL	2,685,455
2,181,300	PTT Global Chemical PCL	4,150,869
		28,105,629
	Turkey – 8.5%
4,443,078	Akbank T.A.S. (c)	6,057,045
734,483	BIM Birlesik Magazalar A.S.	5,760,796
3,831,270	Enka Insaat ve Sanayi A.S.	4,134,603
5,266,830	Eregli Demir ve Celik Fabrikalari T.A.S.	8,003,386
3,769,886	Haci Omer Sabanci Holding A.S.	6,045,506
1,526,296	KOC Holding A.S.	5,213,369
251,414	Tupras Turkiye Petrol Rafinerileri A.S.	5,358,765
554,617	Turkcell Iletisim Hizmetleri A.S.	1,286,555
3,533,575	Turkiye Garanti Bankasi A.S. (c)	6,616,915
5,754,034	Turkiye Is Bankasi A.S., Class C (c)	6,199,926
		54,676,866
	Total Common Stocks	634,741,884
	(Cost $564,987,581)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.0%
	Mexico – 1.0%
4,374,220	Fibra Uno Administracion S.A. de C.V.	6,773,881
	(Cost $6,547,592)
Shares	Description	Value
WARRANTS (a) – 0.0%
	Thailand – 0.0%
1,149,940	BTS Group Holdings PCL, expiring 2/16/21 (c) (g) (h)	$0
	(Cost $0)
MONEY MARKET FUNDS – 0.2%
1,077,240	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.59% (i) (j)	1,077,240
	(Cost $1,077,240)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.0%
$6,539,128	BNP Paribas S.A., 1.56% (i), dated 12/31/19, due 1/2/20, with a maturity value of $6,539,695. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 4/30/26. The value of the collateral including accrued interest is $6,694,352. (j)	6,539,128
	(Cost $6,539,128)
	Total Investments – 100.7%	649,132,133
	(Cost $579,151,541) (k)
	Net Other Assets and Liabilities – (0.7)%	(4,517,268)
	Net Assets – 100.0%	$644,614,865

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year ended December 31, 2019.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $7,221,627 and the total value of the collateral held by the Fund is $7,616,368.

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
December 31, 2019
(g)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2019, securities noted as such are valued at $0 or 0.0% of net assets.
(h)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(i)	Rate shown reflects yield as of December 31, 2019.
(j)	This security serves as collateral for securities on loan.
(k)	Aggregate cost for federal income tax purposes was $581,466,827. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $90,270,158 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,604,852. The net unrealized appreciation was $67,665,306.

GDR	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$ 28,105,629	$ —	$ 28,105,629	$ —
Other Country Categories*	606,636,255	606,636,255	—	—
Real Estate Investment Trusts*	6,773,881	6,773,881	—	—
Warrants*	—**	—	—**	—
Money Market Funds	1,077,240	1,077,240	—	—
Repurchase Agreements	6,539,128	—	6,539,128	—
Total Investments	$ 649,132,133	$ 614,487,376	$ 34,644,757	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$7,221,627
Non-cash Collateral (2)	(7,221,627)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At December 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$6,539,128
Non-cash Collateral (4)	(6,539,128)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	32.8%
Brazilian Real	20.1
Turkish Lira	8.4
South African Rand	5.5
Indian Rupee	5.2
New Taiwan Dollar	4.7
Polish Zloty	4.5
Russian Ruble	4.5
Thai Baht	4.3
United States Dollar	3.0
Mexican Peso	2.4
Indonesian Rupiah	1.6
Chilean Peso	1.3
Hungarian Forint	0.8
Colombian Peso	0.5
Egyptian Pound	0.2
Philippine Peso	0.2
Total	100.0%

See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
December 31, 2019
Shares	Description	Value
COMMON STOCKS – 99.7%
	Airlines – 4.2%
327,933	Deutsche Lufthansa AG	$6,036,294
	Auto Components – 10.3%
23,126	Continental AG	2,989,895
95,972	Hella GmbH & Co., KGaA	5,311,539
604,150	Schaeffler AG (Preference Shares)	6,524,655
		14,826,089
	Automobiles – 12.1%
45,555	Bayerische Motoren Werke AG	3,737,384
60,606	Daimler AG	3,356,259
86,488	Porsche Automobil Holding SE (Preference Shares)	6,464,985
20,005	Volkswagen AG (Preference Shares)	3,954,757
		17,513,385
	Banks – 1.3%
312,831	Commerzbank AG	1,935,929
	Capital Markets – 0.8%
145,780	Deutsche Bank AG	1,131,078
	Chemicals – 4.3%
110,533	Covestro AG (a) (b)	5,139,172
14,205	Wacker Chemie AG	1,077,759
		6,216,931
	Construction Materials – 1.4%
27,779	HeidelbergCement AG	2,024,134
	Diversified Telecommunication Services – 0.8%
402,275	Telefonica Deutschland Holding AG	1,165,983
	Food Products – 2.5%
199,138	Suedzucker AG	3,665,552
	Health Care Equipment & Supplies – 5.3%
22,787	Carl Zeiss Meditec AG	2,906,192
21,928	Sartorius AG (Preference Shares)	4,693,039
		7,599,231
	Health Care Providers & Services – 0.7%
14,316	Fresenius Medical Care AG & Co., KGaA	1,059,203
	Health Care Technology – 3.5%
69,605	CompuGroup Medical SE	4,977,340
	Independent Power & Renewable Electricity Producers – 0.9%
37,116	Uniper SE	1,228,590
Shares	Description	Value

	Industrial Conglomerates – 2.9%
36,726	Rheinmetall AG	$4,218,425
	Insurance – 7.2%
20,852	Hannover Rueck SE	4,030,043
129,710	Talanx AG	6,428,001
		10,458,044
	Internet & Direct Marketing Retail – 1.8%
50,661	Zalando SE (a) (b) (c)	2,567,419
	IT Services – 5.3%
48,930	Bechtle AG	6,871,575
6,676	Wirecard AG (d)	805,010
		7,676,585
	Life Sciences Tools & Services – 2.2%
120,633	Evotec SE (c) (d)	3,118,989
	Machinery – 0.9%
17,828	KION Group AG	1,231,056
	Media – 4.2%
74,821	Stroeer SE & Co., KGaA	6,046,920
	Real Estate Management & Development – 14.3%
682,024	Aroundtown S.A.	6,107,970
122,515	Deutsche Wohnen SE	5,005,021
98,347	Grand City Properties S.A.	2,358,553
19,927	LEG Immobilien AG	2,359,266
194,565	TAG Immobilien AG	4,836,277
		20,667,087
	Road & Rail – 0.7%
10,492	Sixt SE	1,055,080
	Software – 4.0%
37,333	Nemetschek SE	2,462,334
24,554	SAP SE	3,313,880
		5,776,214
	Textiles, Apparel & Luxury Goods – 6.9%
14,562	adidas AG	4,733,650
67,409	Puma SE	5,168,126
		9,901,776
	Wireless Telecommunication Services – 1.2%
67,421	1&1 Drillisch AG (d)	1,730,326
	Total Common Stocks	143,827,660
	(Cost $134,016,463)

See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
MONEY MARKET FUNDS – 0.5%
743,418	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.59% (e) (f)	$743,418
	(Cost $743,418)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 3.1%
$4,512,739	BNP Paribas S.A., 1.56% (e), dated 12/31/19, due 1/2/20, with a maturity value of $4,513,131. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 4/30/26. The value of the collateral including accrued interest is $4,619,861. (f)	4,512,739
	(Cost $4,512,739)
	Total Investments – 103.3%	149,083,817
	(Cost $139,272,620) (g)
	Net Other Assets and Liabilities – (3.3)%	(4,822,619)
	Net Assets – 100.0%	$144,261,198

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(b)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $5,011,037 and the total value of the collateral held by the Fund is $5,256,157.
(e)	Rate shown reflects yield as of December 31, 2019.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for federal income tax purposes was $142,895,252. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,433,743 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,245,178. The net unrealized appreciation was $6,188,565.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 143,827,660	$ 143,827,660	$ —	$ —
Money Market Funds	743,418	743,418	—	—
Repurchase Agreements	4,512,739	—	4,512,739	—
Total Investments	$ 149,083,817	$ 144,571,078	$ 4,512,739	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$5,011,037
Non-cash Collateral (2)	(5,011,037)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At December 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
December 31, 2019
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$4,512,739
Non-cash Collateral (4)	(4,512,739)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Country Allocation†	% of Net Assets
Germany	93.8%
Luxembourg	5.9
United States	3.6
Total Investments	103.3
Net Other Assets and Liabilities	(3.3)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments
December 31, 2019
Shares	Description	Value
COMMON STOCKS – 91.1%
	Aerospace & Defense – 3.1%
5,840	CAE, Inc.	$154,618
	Airlines – 4.9%
6,476	Air Canada (a)	241,924
	Auto Components – 3.5%
3,156	Magna International, Inc.	173,045
	Capital Markets – 4.7%
2,462	Brookfield Asset Management, Inc., Class A	142,254
2,409	CI Financial Corp.	40,275
564	TMX Group Ltd.	48,841
		231,370
	Chemicals – 1.3%
1,729	Methanex Corp.	66,774
	Diversified Financial Services – 6.0%
10,754	Element Fleet Management Corp.	91,842
3,254	Onex Corp.	205,908
		297,750
	Electric Utilities – 0.8%
961	Emera, Inc.	41,288
	Food & Staples Retailing – 6.2%
6,238	Alimentation Couche-Tard, Inc., Class B	197,965
4,676	Empire Co., Ltd., Class A	109,685
		307,650
	Gas Utilities – 1.6%
5,190	AltaGas Ltd.	79,056
	Insurance – 5.6%
964	iA Financial Corp., Inc. (a)	52,953
1,699	Intact Financial Corp.	183,723
2,160	Manulife Financial Corp.	43,847
		280,523
	IT Services – 6.1%
511	CGI, Inc. (a)	42,763
653	Shopify, Inc., Class A (a)	259,631
		302,394
	Leisure Products – 3.0%
3,295	BRP, Inc.	150,115
	Media – 3.8%
2,183	Cogeco Communications, Inc.	190,301
	Metals & Mining – 11.2%
12,397	First Quantum Minerals Ltd.	125,732
4,556	Kirkland Lake Gold Ltd. (b)	200,828
14,259	Lundin Mining Corp.	85,210
Shares	Description	Value

	Metals & Mining (Continued)
8,505	Teck Resources Ltd., Class B	$147,497
		559,267
	Multi-Utilities – 1.8%
2,329	Atco Ltd., Class I	89,265
	Oil, Gas & Consumable Fuels – 21.3%
4,367	Canadian Natural Resources Ltd.	141,245
30,598	Encana Corp.	143,264
20,711	Husky Energy, Inc.	166,192
4,253	Imperial Oil Ltd.	112,503
4,949	Parkland Fuel Corp.	181,831
2,517	Suncor Energy, Inc.	82,495
12,327	Tourmaline Oil Corp.	144,482
5,421	Vermilion Energy, Inc. (b)	88,628
		1,060,640
	Real Estate Management & Development – 2.3%
1,224	FirstService Corp.	113,950
	Road & Rail – 1.7%
333	Canadian Pacific Railway Ltd.	84,889
	Software – 1.6%
83	Constellation Software, Inc.	80,610
	Textiles, Apparel & Luxury Goods – 0.6%
1,014	Gildan Activewear, Inc.	29,978
	Total Common Stocks	4,535,407
	(Cost $4,416,248)
REAL ESTATE INVESTMENT TRUSTS – 8.7%
	Equity Real Estate Investment Trusts – 8.7%
4,341	Allied Properties Real Estate Investment Trust	174,068
5,315	Canadian Apartment Properties REIT	216,971
1,978	RioCan Real Estate Investment Trust	40,762
	Total Real Estate Investment Trusts	431,801
	(Cost $392,631)
MONEY MARKET FUNDS – 0.7%
37,622	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.59% (c) (d)	37,622
	(Cost $37,622)

See Notes to Financial Statements

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments (Continued)
December 31, 2019
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 4.6%
$228,378	BNP Paribas S.A., 1.56% (c), dated 12/31/19, due 1/2/20, with a maturity value of $228,397. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 4/30/26. The value of the collateral including accrued interest is $233,799. (d)	$228,378
	(Cost $228,378)
	Total Investments – 105.1%	5,233,208
	(Cost $5,074,879) (e)
	Net Other Assets and Liabilities – (5.1)%	(255,830)
	Net Assets – 100.0%	$4,977,378

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $254,795 and the total value of the collateral held by the Fund is $266,000.
(c)	Rate shown reflects yield as of December 31, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for federal income tax purposes was $5,087,740. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $578,609 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $433,141. The net unrealized appreciation was $145,468.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,535,407	$ 4,535,407	$ —	$ —
Real Estate Investment Trusts*	431,801	431,801	—	—
Money Market Funds	37,622	37,622	—	—
Repurchase Agreements	228,378	—	228,378	—
Total Investments	$ 5,233,208	$ 5,004,830	$ 228,378	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I –
Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$254,795
Non-cash Collateral (2)	(254,795)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At December 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$228,378
Non-cash Collateral (4)	(228,378)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Country Allocation†	% of Net Assets
Canada	99.8%
United States	5.3
Total Investments	105.1
Net Other Assets and Liabilities	(5.1)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments
December 31, 2019
Shares	Description	Value
COMMON STOCKS – 86.9%
	Airlines – 2.1%
6,812	Qantas Airways Ltd.	$33,988
	Capital Markets – 5.3%
228	ASX Ltd.	12,546
1,803	Magellan Financial Group Ltd.	72,056
		84,602
	Chemicals – 3.4%
5,394	Incitec Pivot Ltd.	12,037
2,722	Orica Ltd.	41,985
		54,022
	Commercial Services & Supplies – 3.7%
4,394	Brambles Ltd.	36,139
15,788	Cleanaway Waste Management Ltd.	22,269
		58,408
	Construction Materials – 1.4%
7,185	Boral Ltd.	22,589
	Diversified Consumer Services – 3.2%
4,166	IDP Education Ltd.	50,196
	Diversified Telecommunication Services – 3.8%
24,164	Telstra Corp., Ltd.	60,028
	Health Care Providers & Services – 4.1%
1,018	Ramsay Health Care Ltd.	51,814
679	Sonic Healthcare Ltd.	13,699
		65,513
	Hotels, Restaurants & Leisure – 1.8%
1,197	Aristocrat Leisure Ltd.	28,283
	Insurance – 3.7%
26,620	Medibank Pvt Ltd.	59,031
	IT Services – 4.6%
2,935	Afterpay Ltd. (a)	60,306
1,135	Computershare Ltd.	13,365
		73,671
	Metals & Mining – 27.3%
31,576	Alumina Ltd.	50,964
447	BHP Group Ltd.	12,208
7,632	BlueScope Steel Ltd.	80,658
10,196	Fortescue Metals Group Ltd.	76,487
3,416	Iluka Resources Ltd.	22,294
2,303	Newcrest Mining Ltd.	48,888
4,736	Northern Star Resources Ltd.	37,589
719	Rio Tinto Ltd.	50,658
Shares	Description	Value

	Metals & Mining (Continued)
28,920	South32 Ltd.	$54,795
		434,541
	Multiline Retail – 3.4%
13,557	Harvey Norman Holdings Ltd.	38,720
509	Wesfarmers Ltd.	14,788
		53,508
	Oil, Gas & Consumable Fuels – 16.3%
37,064	Beach Energy Ltd.	65,284
2,229	Caltex Australia Ltd.	53,104
2,602	Oil Search Ltd.	13,238
12,581	Origin Energy Ltd.	74,603
5,196	Santos Ltd.	29,827
1,012	Woodside Petroleum Ltd.	24,416
		260,472
	Road & Rail – 0.8%
3,406	Aurizon Holdings Ltd.	12,501
	Software – 2.0%
1,991	WiseTech Global Ltd.	32,652
	Total Common Stocks	1,384,005
	(Cost $1,299,908)
REAL ESTATE INVESTMENT TRUSTS – 13.0%
	Equity Real Estate Investment Trusts – 13.0%
4,251	Dexus	34,903
2,448	Goodman Group	22,968
14,954	GPT (The) Group	58,766
17,629	Mirvac Group	39,340
19,159	Scentre Group	51,494
	Total Real Estate Investment Trusts	207,471
	(Cost $194,624)
	Total Investments – 99.9%	1,591,476
	(Cost $1,494,532) (b)
	Net Other Assets and Liabilities – 0.1%	1,692
	Net Assets – 100.0%	$1,593,168

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $1,518,078. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $143,248 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $69,850. The net unrealized appreciation was $73,398.

See Notes to Financial Statements

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments (Continued)
December 31, 2019

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,384,005	$ 1,384,005	$ —	$ —
Real Estate Investment Trusts*	207,471	207,471	—	—
Total Investments	$ 1,591,476	$ 1,591,476	$—	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Australia	99.1%
Papua New Guinea	0.8
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
December 31, 2019
Shares	Description	Value
COMMON STOCKS – 93.1%
	Airlines – 2.3%
12,021	easyJet PLC	$226,823
22,891	International Consolidated Airlines Group S.A.	189,509
		416,332
	Banks – 3.5%
76,502	Barclays PLC	182,037
202,505	Lloyds Banking Group PLC	167,649
32,091	Standard Chartered PLC	302,825
		652,511
	Beverages – 1.1%
5,784	Coca-Cola HBC AG	196,517
	Biotechnology – 0.8%
7,774	Abcam PLC	139,221
	Capital Markets – 7.1%
25,729	3i Group PLC	374,205
33,738	Ashmore Group PLC	231,491
3,697	Burford Capital Ltd.	34,867
8,297	Intermediate Capital Group PLC	176,942
3,132	London Stock Exchange Group PLC	321,520
3,758	Schroders PLC	165,962
		1,304,987
	Commercial Services & Supplies – 2.2%
19,308	HomeServe PLC	323,273
14,414	Rentokil Initial PLC	86,490
		409,763
	Containers & Packaging – 0.4%
15,807	DS Smith PLC	80,444
	Diversified Telecommunication Services – 1.2%
87,497	BT Group PLC	223,035
	Electric Utilities – 1.1%
10,213	SSE PLC	194,602
	Electrical Equipment – 0.5%
31,684	Melrose Industries PLC	100,767
	Electronic Equipment, Instruments & Components – 5.1%
27,166	Electrocomponents PLC	243,828
14,181	Halma PLC	397,473
7,963	Spectris PLC	306,519
		947,820
	Entertainment – 1.1%
67,835	Cineworld Group PLC	196,871
Shares	Description	Value

	Food & Staples Retailing – 3.2%
116,967	J Sainsbury PLC	$356,195
85,386	Wm Morrison Supermarkets PLC	225,978
		582,173
	Health Care Equipment & Supplies – 0.4%
3,359	Smith & Nephew PLC	81,534
	Hotels, Restaurants & Leisure – 5.3%
6,587	Carnival PLC	317,944
9,108	Compass Group PLC	228,018
965	Flutter Entertainment PLC	117,905
4,430	InterContinental Hotels Group PLC	305,604
		969,471
	Household Durables – 13.0%
51,492	Barratt Developments PLC	509,228
10,289	Bellway PLC	518,849
7,680	Berkeley Group Holdings PLC	494,303
14,347	Persimmon PLC	512,159
145,290	Taylor Wimpey PLC	372,200
		2,406,739
	Industrial Conglomerates – 0.4%
817	DCC PLC	70,819
	Insurance – 0.8%
17,267	Direct Line Insurance Group PLC	71,475
3,810	Prudential PLC	73,127
		144,602
	Interactive Media & Services – 0.9%
20,919	Auto Trader Group PLC (a) (b)	164,760
	Internet & Direct Marketing Retail – 2.3%
108,263	boohoo Group PLC (c)	427,204
	Machinery – 2.9%
36,195	Rotork PLC	160,612
3,120	Spirax-Sarco Engineering PLC	367,402
		528,014
	Media – 3.8%
106,110	ITV PLC	212,236
27,971	Pearson PLC	236,011
17,361	WPP PLC	245,256
		693,503
	Metals & Mining – 8.6%
10,211	Anglo American PLC	293,909
2,843	BHP Group PLC	66,911

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
43,071	Evraz PLC	$230,489
83,846	Glencore PLC	261,385
28,467	KAZ Minerals PLC	200,377
11,497	Polymetal International PLC	181,986
5,940	Rio Tinto PLC	354,302
		1,589,359
	Multiline Retail – 0.5%
1,036	Next PLC	96,307
	Multi-Utilities – 0.4%
65,276	Centrica PLC	77,213
	Oil, Gas & Consumable Fuels – 2.7%
31,334	BP PLC	195,737
8,880	Royal Dutch Shell PLC, Class B	263,420
54,699	Tullow Oil PLC	46,371
		505,528
	Paper & Forest Products – 1.2%
9,602	Mondi PLC	225,441
	Professional Services – 2.6%
7,209	Experian PLC	243,691
9,003	RELX PLC	227,238
		470,929
	Real Estate Management & Development – 2.6%
84,140	IWG PLC	485,373
	Software – 5.1%
38,199	Avast PLC (a) (b)	229,109
7,088	AVEVA Group PLC	437,141
28,564	Sage Group (The) PLC	283,391
		949,641
	Specialty Retail – 3.8%
48,857	JD Sports Fashion PLC	541,932
53,327	Kingfisher PLC	153,282
		695,214
	Tobacco – 1.0%
4,168	British American Tobacco PLC	178,409
	Trading Companies & Distributors – 4.2%
12,711	Ashtead Group PLC	406,445
4,093	Ferguson PLC	371,379
		777,824
	Water Utilities – 0.5%
7,321	United Utilities Group PLC	91,485
Shares	Description	Value

	Wireless Telecommunication Services – 0.5%
44,307	Vodafone Group PLC	$86,132
	Total Common Stocks	17,160,544
	(Cost $15,701,307)
REAL ESTATE INVESTMENT TRUSTS – 6.2%
	Equity Real Estate Investment Trusts – 6.2%
1,838	Derwent London PLC	97,628
39,234	Segro PLC	466,269
148,538	Tritax Big Box REIT PLC	292,769
17,640	Unite Group (The) PLC	294,411
	Total Real Estate Investment Trusts	1,151,077
	(Cost $959,212)
	Total Investments – 99.3%	18,311,621
	(Cost $16,660,519) (d)
	Net Other Assets and Liabilities – 0.7%	132,020
	Net Assets – 100.0%	$18,443,641

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(b)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	Aggregate cost for federal income tax purposes was $16,780,385. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,897,719 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $366,483. The net unrealized appreciation was $1,531,236.

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
December 31, 2019

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,160,544	$ 17,160,544	$ —	$ —
Real Estate Investment Trusts*	1,151,077	1,151,077	—	—
Total Investments	$ 18,311,621	$ 18,311,621	$—	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
United Kingdom	84.0%
Jersey	12.0
Switzerland	1.1
Spain	1.0
Ireland	1.0
Guernsey	0.2
Total Investments	99.3
Net Other Assets and Liabilities	0.7
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
December 31, 2019
Shares	Description	Value
COMMON STOCKS – 100.3%
	Automobiles – 12.1%
1,559	Bajaj Auto Ltd.	$69,565
224	Eicher Motors Ltd.	70,658
2,123	Hero MotoCorp Ltd.	72,663
9,373	Mahindra & Mahindra Ltd.	69,800
693	Maruti Suzuki India Ltd.	71,541
28,010	Tata Motors Ltd. (a)	72,656
		426,883
	Banks – 13.9%
6,758	Axis Bank Ltd.	71,397
3,894	HDFC Bank Ltd.	69,399
9,289	ICICI Bank Ltd.	70,131
3,368	IndusInd Bank Ltd.	71,250
2,901	Kotak Mahindra Bank Ltd.	68,457
15,292	State Bank of India (a)	71,502
100,562	Yes Bank Ltd.	66,146
		488,282
	Chemicals – 4.0%
2,783	Asian Paints Ltd.	69,594
8,917	UPL Ltd.	73,020
		142,614
	Construction & Engineering – 2.0%
3,825	Larsen & Toubro Ltd.	69,568
	Construction Materials – 4.0%
6,754	Grasim Industries Ltd.	70,366
1,243	UltraTech Cement Ltd.	70,459
		140,825
	Consumer Finance – 2.1%
1,226	Bajaj Finance Ltd.	72,737
	Diversified Telecommunication Services – 2.0%
19,929	Bharti Infratel Ltd.	70,499
	Electric Utilities – 2.0%
26,921	Power Grid Corp. of India Ltd.	71,755
	Food Products – 4.0%
1,612	Britannia Industries Ltd.	68,380
351	Nestle India Ltd.	72,706
		141,086
	Gas Utilities – 2.1%
42,634	GAIL India Ltd.	72,303
	Household Products – 2.0%
2,572	Hindustan Unilever Ltd.	69,292
	Independent Power & Renewable Electricity Producers – 2.1%
43,999	NTPC Ltd.	73,385
Shares	Description	Value

	Insurance – 2.0%
541	Bajaj Finserv Ltd.	$71,196
	IT Services – 9.8%
8,811	HCL Technologies Ltd.	70,127
6,866	Infosys Ltd.	70,331
2,251	Tata Consultancy Services Ltd.	68,172
6,411	Tech Mahindra Ltd.	68,468
20,137	Wipro Ltd.	69,344
		346,442
	Media – 2.1%
17,938	Zee Entertainment Enterprises Ltd.	73,433
	Metals & Mining – 8.2%
23,200	Hindalco Industries Ltd.	70,255
18,947	JSW Steel Ltd	71,684
11,232	Tata Steel Ltd.	74,281
33,599	Vedanta Ltd.	71,761
		287,981
	Oil, Gas & Consumable Fuels – 10.0%
10,242	Bharat Petroleum Corp., Ltd.	70,532
25,485	Coal India Ltd.	75,461
39,388	Indian Oil Corp., Ltd.	69,281
39,921	Oil & Natural Gas Corp., Ltd.	72,036
3,117	Reliance Industries Ltd.	66,117
		353,427
	Pharmaceuticals – 6.0%
10,732	Cipla Ltd.	71,899
1,749	Dr Reddy’s Laboratories Ltd.	70,436
11,573	Sun Pharmaceutical Industries Ltd.	70,132
		212,467
	Textiles, Apparel & Luxury Goods – 2.0%
4,329	Titan Co., Ltd.	72,048
	Thrifts & Mortgage Finance – 2.0%
2,081	Housing Development Finance Corp., Ltd.	70,337
	Tobacco – 1.9%
20,536	ITC Ltd.	68,388
	Transportation Infrastructure – 2.0%
13,575	Adani Ports & Special Economic Zone Ltd.	69,607

See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 2.0%
11,165	Bharti Airtel Ltd. (a)	$71,296
	Total Investments – 100.3%	3,535,851
	(Cost $3,733,605) (b)
	Net Other Assets and Liabilities – (0.3)%	(9,961)
	Net Assets – 100.0%	$3,525,890

(a)	Non-income producing security.
(b)	Aggregate cost for federal income tax purposes was $3,736,657. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $340,908 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $541,714. The net unrealized depreciation was $200,806.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,535,851	$ 3,535,851	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
India	100.3%
Total Investments	100.3
Net Other Assets and Liabilities	(0.3)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments
December 31, 2019
Shares	Description	Value
COMMON STOCKS – 95.0%
	Air Freight & Logistics – 4.1%
84,500	Kerry Logistics Network Ltd.	$145,093
	Auto Components – 3.2%
84,201	Xinyi Glass Holdings Ltd.	111,515
	Banks – 1.4%
2,400	Hang Seng Bank Ltd.	49,587
	Capital Markets – 1.6%
16,000	China Ding Yi Feng Holdings Ltd. (a) (b) (c)	1,027
1,700	Hong Kong Exchanges & Clearing Ltd.	55,195
		56,222
	Diversified Consumer Services – 2.1%
57,000	China Education Group Holdings Ltd. (d)	74,612
	Electric Utilities – 0.7%
3,500	CK Infrastructure Holdings Ltd.	24,906
	Electronic Equipment, Instruments & Components – 8.3%
53,367	Kingboard Holdings Ltd.	169,163
97,000	Kingboard Laminates Holdings Ltd.	120,249
		289,412
	Food Products – 5.9%
24,000	Vitasoy International Holdings Ltd.	87,009
117,228	WH Group Ltd. (d) (e)	121,105
		208,114
	Gas Utilities – 4.7%
16,067	China Gas Holdings Ltd.	60,207
53,500	Hong Kong & China Gas Co., Ltd.	104,497
		164,704
	Hotels, Restaurants & Leisure – 4.4%
72,000	NagaCorp Ltd.	125,662
26,000	SJM Holdings Ltd.	29,596
		155,258
	Industrial Conglomerates – 2.8%
6,005	CK Hutchison Holdings Ltd.	57,258
29,381	NWS Holdings Ltd.	41,174
		98,432
	Insurance – 4.1%
13,800	AIA Group Ltd.	144,866
Shares	Description	Value

	Machinery – 4.5%
19,167	Techtronic Industries Co., Ltd.	$156,316
	Paper & Forest Products – 9.5%
212,301	Lee & Man Paper Manufacturing Ltd.	160,746
167,501	Nine Dragons Paper Holdings Ltd.	174,115
		334,861
	Pharmaceuticals – 3.5%
87,000	Sino Biopharmaceutical Ltd.	121,697
	Real Estate Management & Development – 29.9%
15,383	CK Asset Holdings Ltd.	111,045
32,500	Hang Lung Group Ltd.	80,329
12,300	Hang Lung Properties Ltd.	26,992
21,844	Henderson Land Development Co., Ltd.	107,226
23,000	Hysan Development Co., Ltd.	90,172
21,442	Kerry Properties Ltd.	68,104
76,000	New World Development Co., Ltd.	104,164
48,934	Shimao Property Holdings Ltd.	189,650
18,478	Sino Land Co., Ltd.	26,843
1,601	Sun Hung Kai Properties Ltd.	24,511
9,817	Swire Pacific Ltd., Class A	91,212
10,899	Wharf Holdings (The) Ltd.	27,722
8,000	Wharf Real Estate Investment Co., Ltd.	48,818
8,027	Wheelock & Co., Ltd.	53,515
		1,050,303
	Road & Rail – 2.2%
13,000	MTR Corp., Ltd.	76,826
	Semiconductors & Semiconductor Equipment – 1.2%
2,900	ASM Pacific Technology Ltd.	40,231
	Textiles, Apparel & Luxury Goods – 0.9%
10,635	Yue Yuen Industrial Holdings Ltd.	31,391
	Total Common Stocks	3,334,346
	(Cost $3,125,122)
REAL ESTATE INVESTMENT TRUSTS – 4.8%
	Equity Real Estate Investment Trusts – 4.8%
178,040	Champion REIT	117,668

See Notes to Financial Statements

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
4,894	Link REIT	$51,815
	Total Real Estate Investment Trusts	169,483
	(Cost $139,503)
	Total Investments – 99.8%	3,503,829
	(Cost $3,264,625) (f)
	Net Other Assets and Liabilities – 0.2%	8,122
	Net Assets – 100.0%	$3,511,951

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2019, securities noted as such are valued at $1,027 or 0.0% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(c)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Aggregate cost for federal income tax purposes was $3,283,515. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $466,147 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $245,833. The net unrealized appreciation was $220,314.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Capital Markets	$ 56,222	$ 55,195	$ —	$ 1,027
Other industry categories*	3,278,124	3,278,124	—	—
Real Estate Investment Trusts*	169,483	169,483	—	—
Total Investments	$ 3,503,829	$ 3,502,802	$—	$ 1,027

*	See Portfolio of Investments for industry breakout.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
Country Allocation†	% of Net Assets
Hong Kong	42.9%
Cayman Islands	41.4
Bermuda	15.5
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
December 31, 2019
Shares	Description	Value
COMMON STOCKS – 98.3%
	Building Products – 4.7%
926	Belimo Holding AG	$6,975,139
	Capital Markets – 10.5%
284,849	Credit Suisse Group AG	3,857,146
51,145	Julius Baer Group Ltd.	2,638,634
1,449	Partners Group Holding AG	1,328,624
383,237	UBS Group AG	4,840,951
40,935	Vontobel Holding AG	2,924,835
		15,590,190
	Chemicals – 10.8%
168,011	Clariant AG	3,749,780
3,518	EMS-Chemie Holding AG	2,313,708
1,210	Givaudan S.A.	3,789,533
33,355	Sika AG	6,267,418
		16,120,439
	Construction Materials – 4.3%
116,571	LafargeHolcim Ltd.	6,468,137
	Diversified Telecommunication Services – 5.6%
61,024	Sunrise Communications Group AG (a) (b)	4,795,284
6,803	Swisscom AG	3,603,242
		8,398,526
	Electric Utilities – 4.2%
85,230	BKW AG	6,287,892
	Food Products – 5.6%
1,703	Barry Callebaut AG	3,762,155
2,434	Emmi AG	2,118,873
21,995	Nestle S.A.	2,381,315
		8,262,343
	Health Care Equipment & Supplies – 4.9%
15,032	Sonova Holding AG	3,440,368
3,870	Straumann Holding AG	3,800,421
		7,240,789
	Household Durables – 3.0%
2,579	Forbo Holding AG	4,391,602
	Insurance – 6.4%
6,432	Baloise Holding AG	1,163,050
9,073	Helvetia Holding AG	1,282,482
11,486	Swiss Life Holding AG	5,765,550
3,269	Zurich Insurance Group AG	1,341,310
		9,552,392
	Life Sciences Tools & Services – 5.0%
13,495	Lonza Group AG	4,925,020
8,779	Tecan Group AG	2,467,336
		7,392,356
Shares	Description	Value

	Machinery – 14.4%
3,304	Bucher Industries AG	$1,160,053
4,765	Georg Fischer AG	4,839,838
372,949	OC Oerlikon Corp. AG	4,377,661
66,871	SFS Group AG	6,432,827
41,664	Sulzer AG	4,649,424
		21,459,803
	Pharmaceuticals – 3.4%
24,919	Novartis AG	2,366,249
4,047	Roche Holding AG	1,313,038
7,879	Vifor Pharma AG	1,438,133
		5,117,420
	Real Estate Management & Development – 2.8%
19,481	PSP Swiss Property AG	2,689,255
13,037	Swiss Prime Site AG	1,507,378
		4,196,633
	Software – 3.4%
31,817	Temenos AG	5,036,541
	Specialty Retail – 2.7%
40,326	Dufry AG	4,000,933
	Textiles, Apparel & Luxury Goods – 6.6%
53,665	Cie Financiere Richemont S.A.	4,217,566
19,881	Swatch Group (The) AG	5,546,466
		9,764,032
	Total Investments – 98.3%	146,255,167
	(Cost $131,000,403) (c)
	Net Other Assets and Liabilities – 1.7%	2,555,926
	Net Assets – 100.0%	$148,811,093

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(b)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for federal income tax purposes was $132,080,488. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $18,714,595 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,539,916. The net unrealized appreciation was $14,174,679.

See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
December 31, 2019

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 146,255,167	$ 146,255,167	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Switzerland	98.3%
Total Investments	98.3
Net Other Assets and Liabilities	1.7
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) – 97.2%
	Australia – 6.5%
12,429	Austal Ltd.	$33,318
32,446	Bubs Australia Ltd. (b)	22,314
4,363	Castile Resources Pty Ltd. (b) (c) (d) (e)	0
5,389	Collins Foods Ltd.	33,695
8,461	FlexiGroup Ltd.	10,925
16,040	Genworth Mortgage Insurance Australia Ltd.	41,085
1,694	Independence Group NL	7,418
2,477	IPH Ltd.	14,253
1,587	JB Hi-Fi Ltd.	41,952
1,784	Jumbo Interactive Ltd.	18,666
1,684	Lovisa Holdings Ltd.	14,618
27,312	Mount Gibson Iron Ltd.	18,304
5,129	Nanosonics Ltd. (b)	22,855
19,615	New Hope Corp., Ltd.	28,355
12,448	Orocobre Ltd. (b)	23,149
19,351	Perenti Global Ltd.	21,999
77,060	Perseus Mining Ltd. (b)	62,729
25,207	PolyNovo Ltd. (b)	34,847
1,163	Pro Medicus Ltd.	18,241
4,934	Sandfire Resources NL	20,705
3,263	Super Retail Group Ltd.	23,173
11,065	Viva Energy Group Ltd. (f) (g)	14,909
6,960	Western Areas Ltd.	14,799
17,261	Westgold Resources Ltd. (b)	27,739
17,345	Whitehaven Coal Ltd.	32,134
11,600	Zip Co., Ltd. (b)	28,817
		630,999
	Austria – 0.4%
423	AT&S Austria Technologie & Systemtechnik AG	9,518
1,265	S IMMO AG	31,643
		41,161
	Belgium – 0.8%
1,268	Bekaert S.A.	37,692
537	D’ieteren S.A./N.V.	37,707
		75,399
	Bermuda – 3.3%
250,000	Agritrade Resources Ltd.	18,608
6,208	BW LPG Ltd. (f) (g)	52,221
4,211	BW Offshore Ltd. (b)	31,657
3,995	Frontline Ltd.	50,465
10,314	Gulf Keystone Petroleum Ltd.	29,031
68,733	K Wah International Holdings Ltd.	38,370
22,500	Kerry Logistics Network Ltd.	38,634
6,000	Luk Fook Holdings International Ltd.	17,286
11,600	Man Wah Holdings Ltd.	8,262
17,000	Road King Infrastructure Ltd.	32,943
		317,477
Shares	Description	Value

	Canada – 10.7%
1,056	Aecon Group, Inc.	$14,247
7,203	Alacer Gold Corp. (b)	38,274
482	Altus Group Ltd.	14,090
6,107	ARC Resources Ltd.	38,470
18,007	Birchcliff Energy Ltd.	35,915
165	Boyd Group Services, Inc.	25,667
1,156	Canadian Solar, Inc. (b)	25,548
290	Canadian Western Bank	7,122
317	Capital Power Corp.	8,395
103	Cargojet, Inc.	8,196
3,328	Cascades, Inc.	28,730
4,278	Centerra Gold, Inc. (b)	34,032
98	Colliers International Group, Inc.	7,630
7,284	Corus Entertainment, Inc., Class B	29,842
991	Detour Gold Corp. (b)	19,186
2,131	ECN Capital Corp.	7,861
3,316	Enerflex Ltd.	31,231
4,880	Enerplus Corp.	34,762
464	Equitable Group, Inc.	39,073
698	Exchange Income Corp.	24,022
3,198	First Majestic Silver Corp. (b)	39,232
647	goeasy Ltd.	34,653
1,869	Home Capital Group, Inc. (b)	47,439
1,118	Linamar Corp.	42,299
3,374	Martinrea International, Inc.	37,181
1,679	MEG Energy Corp. (b)	9,555
19,423	NuVista Energy Ltd. (b)	47,714
1,424	Parex Resources, Inc. (b)	26,483
14,422	Peyto Exploration & Development Corp.	42,204
207	Premium Brands Holdings Corp.	14,500
460	Russel Metals, Inc.	7,853
5,721	Seven Generations Energy Ltd., Class A (b)	37,316
507	SSR Mining, Inc. (b)	9,757
4,161	Stelco Holdings, Inc.	34,959
1,760	Torex Gold Resources, Inc. (b)	27,812
3,674	Tourmaline Oil Corp.	43,062
629	Transcontinental, Inc., Class A	7,687
873	Vermilion Energy, Inc.	14,273
4,841	Wesdome Gold Mines Ltd. (b)	37,914
2,117	Whitecap Resources, Inc.	9,048
		1,043,234
	Cayman Islands – 1.5%
23,000	IGG, Inc.	16,972
67,000	Lee & Man Paper Manufacturing Ltd.	50,730
310,000	Tongda Group Holdings Ltd.	38,589
56,000	United Laboratories International Holdings (The) Ltd.	40,820
		147,111
	Denmark – 0.1%
539	D/S Norden A/S	8,633

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Finland – 0.3%
2,039	Cramo Oyj	$30,282
	France – 1.5%
648	Coface S.A.	7,974
510	IPSOS	16,561
788	Nexans S.A.	38,441
306	Nexity S.A.	15,370
355	Quadient	8,593
1,090	SPIE S.A.	22,203
1,657	Television Francaise	13,754
95	Virbac S.A. (b)	25,202
		148,098
	Germany – 3.0%
2,887	ADLER Real Estate AG (b)	44,041
721	AIXTRON SE (b)	6,897
539	CANCOM SE	31,802
5,018	Deutz AG	31,352
214	Eckert & Ziegler Strahlen- und Medizintechnik AG	45,752
794	Encavis AG	8,363
253	JOST Werke AG (f) (g)	10,585
1,213	Kloeckner & Co., SE	8,545
941	RIB Software SE	23,855
1,734	Salzgitter AG	38,434
97	Siltronic AG	9,762
1,070	TLG Immobilien AG	34,146
		293,534
	Greece – 0.8%
3,231	FF Group (b) (c) (d) (e)	8,698
7,169	National Bank of Greece S.A. (b)	24,285
10,628	Public Power Corp., S.A. (b)	49,236
		82,219
	Guernsey – 0.2%
2,150	Burford Capital Ltd.	20,277
	Hong Kong – 0.5%
2,000	Dah Sing Financial Holdings Ltd.	7,880
92,000	Shun Tak Holdings Ltd.	43,920
		51,800
	Israel – 2.3%
33,596	Enlight Renewable Energy Ltd. (b)	42,222
3,349	Harel Insurance Investments & Financial Services Ltd.	26,136
713	Hilan Ltd.	28,699
1,708	Matrix IT Ltd.	34,380
3,441	Phoenix Holdings (The) Ltd.	20,806
386	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	22,199
9,551	Shikun & Binui Ltd.	43,948
Shares	Description	Value

	Israel (Continued)
1,009	Shufersal Ltd.	$6,422
		224,812
	Italy – 0.7%
682	ASTM S.p.A.	20,625
1,737	Falck Renewables S.p.A.	9,274
3,919	OVS S.p.A. (b) (f) (g)	8,818
9,837	Piaggio & C S.p.A	30,322
		69,039
	Japan – 39.9%
1,800	ADEKA Corp.	27,434
400	Akatsuki, Inc.	21,536
500	Alpen Co., Ltd.	8,177
500	Amano Corp.	15,347
400	Asahi Holdings, Inc.	9,962
700	BayCurrent Consulting, Inc.	35,949
2,300	Belluna Co., Ltd.	15,072
4,300	Bunka Shutter Co., Ltd.	38,150
300	Central Security Patrols Co., Ltd.	17,339
1,100	Cosmo Energy Holdings Co., Ltd.	25,461
1,300	Create Restaurants Holdings, Inc.	22,421
2,600	Daicel Corp.	25,101
700	Daido Steel Co., Ltd.	30,956
1,200	Dai-ichi Seiko Co., Ltd.	29,190
5,000	Daikyonishikawa Corp.	39,345
300	Daishi Hokuetsu Financial Group, Inc.	8,421
500	Daiwabo Holdings Co., Ltd.	30,970
300	Dip Corp.	8,932
3,200	Eagle Industry Co., Ltd.	33,486
3,100	eRex Co., Ltd.	51,954
400	ESPEC Corp.	8,283
1,500	Exedy Corp.	34,306
1,500	FCC Co., Ltd.	32,815
700	Financial Products Group Co., Ltd.	6,784
1,500	Fuji Corp.	27,762
1,100	Fuji Media Holdings, Inc.	15,753
900	Furukawa Electric Co., Ltd.	23,358
5,200	Futaba Industrial Co., Ltd.	36,851
3,100	Geo Holdings Corp.	38,459
1,700	GNI Group Ltd. (b)	41,055
1,500	Goldcrest Co., Ltd.	28,756
400	GS Yuasa Corp.	8,706
2,300	G-Tekt Corp.	36,938
2,900	Hokuetsu Corp.	15,080
1,100	Honeys Holdings Co., Ltd.	18,162
1,400	Hosiden Corp.	17,858
5,400	Ichigo, Inc.	22,911
8,300	IDOM, Inc.	47,972
1,200	Inabata & Co., Ltd.	18,101
600	Infocom Corp.	14,827
900	Insource Co., Ltd.	29,281
1,300	Internet Initiative Japan, Inc.	35,235

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
1,000	IR Japan Holdings Ltd.	$44,683
1,000	Itochu Enex Co., Ltd.	8,495
700	Jaccs Co., Ltd.	18,039
1,000	Japan Aviation Electronics Industry Ltd.	20,413
1,400	Japan Petroleum Exploration Co., Ltd.	38,075
1,600	Japan Wool Textile (The) Co., Ltd.	16,625
200	JCR Pharmaceuticals Co., Ltd.	16,308
7,400	JDC Corp.	45,835
400	JSP Corp.	7,215
800	Justsystems Corp.	45,060
2,500	JVC Kenwood Corp.	6,304
1,000	Kadokawa Corp.	19,244
1,200	Kaga Electronics Co., Ltd.	27,853
900	Kanamoto Co., Ltd.	23,367
500	Kaneka Corp.	16,198
3,900	Kanto Denka Kogyo Co., Ltd.	36,791
500	Katitas Co., Ltd.	22,157
2,000	Keihin Corp.	47,214
2,200	Kitanotatsujin Corp.	14,760
2,700	Kobe Steel Ltd.	14,636
1,000	Kohnan Shoji Co., Ltd.	23,598
700	Komeri Co., Ltd.	15,120
300	Kotobuki Spirits Co., Ltd.	22,226
400	Krosaki Harima Corp.	23,634
700	K’s Holdings Corp.	9,219
1,700	Kumiai Chemical Industry Co., Ltd.	15,693
500	Kureha Corp.	30,279
1,600	Kyoei Steel Ltd.	31,498
900	Kyowa Exeo Corp.	22,919
2,200	LIFULL Co., Ltd.	11,237
1,500	LIXIL VIVA Corp.	27,031
1,700	Maeda Corp.	16,725
500	Makino Milling Machine Co., Ltd.	23,101
1,200	Maruwa Unyu Kikan Co., Ltd.	26,484
1,000	Media Do Holdings Co., Ltd.	38,240
800	Meidensha Corp.	17,833
600	METAWATER Co., Ltd.	24,131
1,400	Mimasu Semiconductor Industry Co., Ltd.	28,334
1,900	Mirait Holdings Corp.	28,870
2,200	Mitsubishi Gas Chemical Co., Inc.	33,894
1,900	Mitsui High-Tec, Inc.	30,007
300	Mitsui OSK Lines Ltd.	8,352
700	Mitsui Sugar Co., Ltd.	14,676
700	Mixi, Inc.	13,336
600	Musashi Seimitsu Industry Co., Ltd.	8,322
300	NEC Networks & System Integration Corp.	10,685
Shares	Description	Value

	Japan (Continued)
2,700	Nextage Co., Ltd.	$31,931
400	Nichias Corp.	10,253
2,200	NichiiGakkan Co., Ltd.	33,469
300	Nikkon Holdings Co., Ltd.	7,582
800	Nippo Corp.	17,332
1,000	Nippon Carbon Co., Ltd.	37,780
16,200	Nippon Light Metal Holdings Co., Ltd.	35,187
300	Nippon Shokubai Co., Ltd.	18,747
1,200	Nishimatsu Construction Co., Ltd.	27,279
1,100	Nishio Rent All Co., Ltd.	31,536
2,400	Nissin Electric Co., Ltd.	29,952
500	Nissin Kogyo Co., Ltd.	10,216
300	Nitta Corp.	8,973
200	Nitto Boseki Co., Ltd.	8,559
900	Nojima Corp.	18,919
1,000	Noritake Co., Ltd.	43,072
1,600	Oki Electric Industry Co., Ltd.	22,368
1,500	Open House Co., Ltd.	43,210
1,000	Optorun Co., Ltd.	27,748
800	Organo Corp.	49,551
1,000	Pacific Industrial Co., Ltd.	13,759
2,600	Penta-Ocean Construction Co., Ltd.	16,200
1,300	Piolax, Inc.	25,365
8,700	Press Kogyo Co., Ltd.	34,991
900	Prestige International, Inc.	8,200
1,900	Rakus Co., Ltd.	34,991
600	Relia, Inc.	7,665
500	Round One Corp.	4,869
1,300	Ryobi Ltd.	23,379
1,300	Ryoyo Electro Corp.	24,276
800	Saizeriya Co., Ltd.	19,607
800	SAMTY Co., Ltd.	16,537
200	SanBio Co., Ltd. (b)	4,847
1,800	Sanki Engineering Co., Ltd.	25,562
500	Sanyo Special Steel Co., Ltd.	7,271
300	Sapporo Holdings Ltd.	7,121
200	SCREEN Holdings Co., Ltd.	13,787
600	Seiren Co., Ltd.	8,714
800	Shikoku Electric Power Co., Inc.	7,937
3,100	Shin-Etsu Polymer Co., Ltd.	31,783
2,600	Shizuoka Gas Co., Ltd.	22,756
2,500	Showa Corp.	52,276
3,600	SKY Perfect JSAT Holdings, Inc.	16,069
600	Starts Corp, Inc.	15,379
500	Sumitomo Forestry Co., Ltd.	7,432
4,200	Sumitomo Mitsui Construction Co., Ltd.	24,546
3,100	Sun Frontier Fudousan Co., Ltd.	37,347
9,400	Takara Leben Co., Ltd.	43,862
1,400	Takeuchi Manufacturing Co., Ltd.	21,208
2,700	Tamura Corp.	17,767
300	TKP Corp. (b)	12,300

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
2,500	Toda Corp.	$16,704
1,000	Toho Titanium Co., Ltd.	8,633
3,600	Tokai Carbon Co., Ltd.	36,280
1,700	Tokai Rika Co., Ltd.	33,592
1,300	Tokuyama Corp.	34,254
500	Tokyo Seimitsu Co., Ltd.	19,603
2,800	Tokyo Steel Manufacturing Co., Ltd.	20,358
500	Tokyo Tatemono Co., Ltd.	7,864
3,800	Tokyu Construction Co., Ltd.	27,314
2,300	Topre Corp.	37,488
1,200	Topy Industries Ltd.	22,287
1,300	Toridoll Holdings Corp.	33,716
1,400	Torii Pharmaceutical Co., Ltd.	39,428
600	Tosei Corp.	8,239
300	Towa Pharmaceutical Co., Ltd.	7,858
3,400	Toyo Construction Co., Ltd.	16,366
700	Toyo Tanso Co., Ltd.	14,650
1,800	TPR Co., Ltd.	35,816
600	Transcosmos, Inc.	16,389
1,000	TS Tech Co., Ltd.	31,522
500	Tsubakimoto Chain Co.	17,786
1,400	Ube Industries Ltd.	30,653
2,300	Unipres Corp.	32,641
100	UUUM, Inc. (b)	4,381
300	V Technology Co., Ltd.	15,379
1,300	World Co., Ltd.	32,196
900	Yamato Kogyo Co., Ltd.	22,712
500	Yellow Hat Ltd.	9,010
300	Yondoshi Holdings, Inc.	7,043
1,300	Yoshinoya Holdings Co., Ltd.	34,721
		3,895,522
	Luxembourg – 0.6%
883	ADO Properties S.A. (f) (g)	31,794
598	APERAM S.A.	19,124
197	Corestate Capital Holding S.A.	8,286
		59,204
	Netherlands – 0.6%
779	Arcadis N.V.	18,157
21,591	Pharming Group N.V. (b)	37,963
1,590	SRH N.V. (b) (c) (d) (e)	0
		56,120
	Norway – 1.0%
25,195	DNO ASA	33,204
11,944	Elkem ASA (f) (g)	33,685
2,262	Scatec Solar ASA (f) (g)	31,975
		98,864
	Portugal – 0.1%
7,892	Sonae SGPS S.A.	8,056
Shares	Description	Value

	Singapore – 0.6%
52,400	Yangzijiang Shipbuilding Holdings Ltd.	$43,636
17,200	Yanlord Land Group Ltd.	15,474
		59,110
	South Korea – 10.9%
271	AfreecaTV Co., Ltd.	16,146
3,387	Asiana Airlines, Inc. (b)	15,816
97	Chongkundang Holdings Corp.	8,472
4,011	Daeduck Electronics Co.	36,245
251	Daelim Industrial Co., Ltd.	19,642
2,176	DB HiTek Co., Ltd.	51,933
1,181	DGB Financial Group, Inc.	7,271
2,606	Dongjin Semichem Co., Ltd.	37,745
2,763	Doosan Infracore Co., Ltd. (b)	13,260
154	E-MART, Inc.	16,979
180	F&F Co., Ltd.	17,433
791	GS Engineering & Construction Corp.	21,238
56	GS Home Shopping, Inc.	7,196
894	Handsome Co., Ltd.	24,390
1,032	Hanwha Aerospace Co., Ltd. (b)	31,278
3,373	HDC Holdings Co., Ltd.	32,229
1,325	HDC Hyundai Development Co-Engineering & Construction	29,388
1,280	Hite Jinro Co., Ltd.	32,098
519	Hyosung Corp.	35,499
334	Hyundai Department Store Co., Ltd.	24,001
476	Hyundai Home Shopping Network Corp.	33,134
512	Hyundai Wia Corp.	22,225
293	IS Dongseo Co., Ltd.	8,348
1,566	JB Financial Group Co., Ltd.	7,434
597	KMW Co., Ltd. (b)	26,380
440	Korea Gas Corp.	14,401
1,181	Korea Line Corp. (b)	23,488
341	Korea Petrochemical Ind. Co., Ltd.	34,647
9,057	Kuk-il Paper Manufacturing Co., Ltd. (b)	46,834
608	Kumho Petrochemical Co., Ltd.	40,745
1,723	LF Corp.	27,563
2,030	LG International Corp.	26,418
954	LOTTE Fine Chemical Co., Ltd.	37,246
734	LS Corp.	30,339
962	Mando Corp.	29,281
461	Posco International Corp.	7,435
1,069	RFHIC Corp.	34,063
801	S&T Motiv Co., Ltd.	29,610
166	Shinsegae, Inc.	41,484
596	Soulbrain Co., Ltd.	43,446
1,963	Taeyoung Engineering & Construction Co., Ltd.	20,284
		1,063,064

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Spain – 0.8%
850	Acerinox S.A.	$9,577
162	Construcciones y Auxiliar de Ferrocarriles S.A.	7,450
3,825	Ence Energia y Celulosa S.A.	15,746
2,849	Faes Farma S.A.	15,979
533	Let’s GOWEX S.A. (b) (c) (d) (e) (h)	0
8,520	Sacyr S.A.	24,848
		73,600
	Sweden – 2.8%
639	Beijer Ref AB	18,748
4,504	Betsson AB	21,004
2,484	Bure Equity AB	56,223
563	Cellavision AB	19,205
1,515	Clas Ohlson AB	18,245
287	JM AB	8,500
15,578	Klovern AB, B Shares	38,220
209	Loomis AB	8,653
874	Mekonomen AB (b)	8,683
441	NCC AB, Class B	7,213
1,175	Nobina AB (f) (g)	8,085
827	Peab AB	8,278
10,448	SSAB AB, Class A	36,644
894	Wihlborgs Fastigheter AB	16,465
		274,166
	Switzerland – 0.4%
153	ALSO Holding AG	25,832
162	Landis+Gyr Group AG	16,856
		42,688
	United Kingdom – 6.9%
913	Computacenter PLC	21,442
1,575	Crest Nicholson Holdings PLC	9,008
2,894	CVS Group PLC	43,892
2,079	Daily Mail & General Trust PLC, Class A	22,829
3,227	Dart Group PLC	72,410
92,597	EnQuest PLC (b)	26,420
18,320	Ferrexpo PLC	38,572
21,471	Firstgroup PLC (b)	35,664
2,408	Future PLC	46,250
880	Go-Ahead Group (The) PLC	25,738
13,877	Halfords Group PLC	31,120
3,864	Hunting PLC	21,364
36,508	Indivior PLC (b)	18,860
762	J D Wetherspoon PLC	16,785
4,088	KAZ Minerals PLC	28,775
14,343	Marston’s PLC	24,166
6,167	Mitchells & Butlers PLC (b)	37,536
11,344	Pets at Home Group PLC	42,013
15,152	Premier Oil PLC (b)	19,709
1,911	Redrow PLC	18,858
5,578	Royal Mail PLC	16,720
Shares	Description	Value

	United Kingdom (Continued)
3,320	Sole Realisation Co., PLC (b) (c) (d) (e)	$0
8,919	Spirent Communications PLC	29,713
876	Ultra Electronics Holdings PLC	24,530
		672,374
	Total Common Stocks	9,486,843
	(Cost $8,877,448)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.5%
	Canada – 0.2%
300	Granite Real Estate Investment Trust	15,243
338	Northview Apartment Real Estate Investment Trust	7,715
		22,958
	Germany – 0.4%
2,120	alstria Office REIT-AG	39,832
	Ireland – 0.2%
13,621	Hibernia REIT PLC	21,543
	Japan – 1.1%
5	LaSalle Logiport REIT	7,423
27	MCUBS MidCity Investment Corp.	29,322
9	Mitsubishi Estate Logistics REIT Investment Corp.	29,529
19	Samty Residential Investment Corp.	20,179
8	Tokyu REIT, Inc.	15,160
		101,613
	Singapore – 0.5%
15,800	Keppel DC REIT	24,435
22,900	Mapletree North Asia Commercial Trust (f)	19,751
		44,186
	United Kingdom – 0.1%
8,373	Assura PLC	8,629
	Total Real Estate Investment Trusts	238,761
	(Cost $225,060)
RIGHTS (a) – 0.0%
	Australia – 0.0%
4,363	Castile Resources Pty Ltd., expiring 1/23/20 (b) (c) (d) (e)	0

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
RIGHTS (a) (Continued)
	Spain – 0.0%
2,849	Faes Farma S.A., expiring 1/03/20 (b) (c) (d)	$471
	Total Rights	471
	(Cost $0)
	Total Investments – 99.7%	9,726,075
	(Cost $9,102,508) (i)
	Net Other Assets and Liabilities – 0.3%	31,538
	Net Assets – 100.0%	$9,757,613

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2019, securities noted as such are valued at $9,169 or 0.1% of net assets.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(g)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(h)	This issuer has filed for protection in bankruptcy court.
(i)	Aggregate cost for federal income tax purposes was $9,190,206. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,182,374 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $646,505. The net unrealized appreciation was $535,869.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$ 630,999	$ 630,999	$ —	$ —**
Greece	82,219	73,521	—	8,698
Netherlands	56,120	56,120	—	—**
Spain	73,600	73,600	—	—**
United Kingdom	672,374	672,374	—	—**
Other Country Categories*	7,971,531	7,971,531	—	—
Real Estate Investment Trusts*	238,761	238,761	—	—
Rights:
Australia	—**	—	—	—**
Spain	471	—	471	—
Total Investments	$ 9,726,075	$ 9,716,906	$ 471	$ 8,698

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 investments values are based on unobservable and non-quantitative inputs.
Currency Exposure Diversification	% of Total Investments
Japanese Yen	41.1%
Canadian Dollar	11.0
South Korean Won	10.9
Euro	10.3
British Pound Sterling	7.5
Australian Dollar	6.5
Hong Kong Dollar	3.6
Swedish Krona	2.8
Norwegian Krone	2.4
Israeli Shekel	2.3
Singapore Dollar	1.1
Swiss Franc	0.4
Danish Krone	0.1
Total	100.0%

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) – 99.2%
	Bermuda – 1.7%
3,381,157	China Oriental Group Co., Ltd.	$1,401,530
6,319,542	Gemdale Properties & Investment Corp., Ltd.	835,328
541,231	Yuexiu Transport Infrastructure Ltd.	481,338
		2,718,196
	Brazil – 18.8%
38,508	Alupar Investimento S.A.	264,206
67,580	BR Malls Participacoes S.A.	303,402
123,429	Bradespar S.A. (Preference Shares)	1,174,550
434,758	Camil Alimentos S.A.	973,766
230,498	Cia de Locacao das Americas	1,301,268
118,407	Cia de Saneamento do Parana (Preference Shares)	620,484
158,097	Construtora Tenda S.A.	1,186,504
139,590	Cosan Logistica S.A. (b)	805,053
161,968	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,195,423
394,272	Direcional Engenharia S.A.	1,470,177
76,990	Duratex S.A.	320,002
207,200	EcoRodovias Infraestrutura e Logistica S.A. (b)	839,575
99,371	EDP - Energias do Brasil S.A.	545,927
175,628	Enauta Participacoes S.A.	698,548
31,757	Eneva S.A. (b)	344,908
463,740	Even Construtora e Incorporadora S.A. (b)	1,793,769
36,860	Fleury S.A.	279,746
90,454	Gol Linhas Aereas Inteligentes S.A. (Preference Shares) (b)	827,481
95,524	Guararapes Confeccoes S.A.	574,659
101,545	Iochpe-Maxion S.A.	590,181
283,926	JSL S.A.	1,889,452
441,864	Marfrig Global Foods S.A. (b)	1,094,033
410,043	Marisa Lojas S.A. (b)	1,353,661
311,639	Metalurgica Gerdau S.A. (Preference Shares)	718,923
142,170	Mills Estruturas e Servicos de Engenharia S.A. (b)	369,323
298,420	Minerva S.A. (b)	952,523
252,954	Movida Participacoes S.A.	1,202,297
31,812	Qualicorp Consultoria e Corretora de Seguros S.A.	293,391
304,644	Randon SA Implementos e Participacoes (Preference Shares)	1,014,798
458,648	Santos Brasil Participacoes S.A.	932,642
54,437	SLC Agricola S.A.	335,605
62,230	Tegma Gestao Logistica S.A.	582,435
33,810	Transmissora Alianca de Energia Eletrica S.A.	262,062
162,762	Tupy S.A.	1,023,660
Shares	Description	Value

	Brazil (Continued)
491,849	Via Varejo S.A. (b)	$1,365,738
245,925	Vulcabras Azaleia S.A. (b)	562,436
53,979	YDUQS Part	637,383
		30,699,991
	Cayman Islands – 13.1%
970,744	Asia Cement China Holdings Corp.	1,450,080
988,610	China Lesso Group Holdings Ltd.	1,267,432
11,550	China Metal Recycling Holdings Ltd. (b) (c) (d) (e)	0
1,015,694	China SCE Group Holdings Ltd.	591,770
2,433,118	China ZhengTong Auto Services Holdings Ltd.	868,045
2,298,334	China Zhongwang Holdings Ltd.	917,293
2,496,954	Dongyue Group Ltd.	1,384,295
3,818,300	FIH Mobile Ltd. (f)	739,914
163,545	Fulgent Sun International Holding Co., Ltd.	731,062
5,818,444	GCL-Poly Energy Holdings Ltd. (b) (f)	220,274
138,826	General Interface Solution Holding Ltd.	523,312
477,048	Greentown Service Group Co., Ltd. (g)	520,986
907,836	Kasen International Holdings Ltd. (b)	425,241
264,870	Kingboard Holdings Ltd.	839,584
518,490	Kingboard Laminates Holdings Ltd.	642,764
1,067,102	KWG Group Holdings Ltd.	1,495,419
4,536,629	Lonking Holdings Ltd.	1,362,334
1,132,792	Nexteer Automotive Group Ltd.	1,026,335
1,657,204	Powerlong Real Estate Holdings Ltd.	1,105,894
1,084,340	Q Technology Group Co., Ltd. (g)	1,795,104
543,758	Sany Heavy Equipment International Holdings Co., Ltd.	297,269
1,327,705	Tianneng Power International Ltd.	1,010,394
389,272	TPK Holding Co., Ltd. (b)	737,587
725,344	Wisdom Marine Lines Co., Ltd.	715,012
1,174,748	Yuzhou Properties Co., Ltd.	646,750
		21,314,150
	Chile – 0.1%
131,978	Engie Energia Chile S.A.	200,964
	China – 2.4%
3,409,912	China Suntien Green Energy Corp., Ltd., Class H	984,600
1,019,764	Inner Mongolia Yitai Coal Co., Ltd., Class B	826,009

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
2,485,250	Maanshan Iron & Steel Co., Ltd., Class H (f)	$1,007,840
717,190	Shenzhen Expressway Co., Ltd., Class H	1,028,988
		3,847,437
	Egypt – 0.7%
284,019	ElSewedy Electric Co.	198,371
1,585,904	Telecom Egypt Co.	1,007,864
		1,206,235
	Hong Kong – 4.3%
400,634	China Everbright Ltd.	748,589
1,544,082	China Overseas Grand Oceans Group Ltd.	1,068,055
3,373,642	China Power International Development Ltd.	723,019
7,882,351	China South City Holdings Ltd.	1,001,441
4,507,458	China Travel International Investment Hong Kong Ltd.	798,261
642,589	CITIC Telecom International Holdings Ltd.	234,200
3,356,492	Poly Property Group Co., Ltd.	1,391,305
376,918	Shanghai Industrial Holdings Ltd.	725,559
689,158	Sino-Ocean Group Holding Ltd.	276,820
		6,967,249
	India – 0.4%
397,175	SpiceJet Ltd. (b)	626,827
	Indonesia – 4.2%
12,862,901	Adaro Energy Tbk PT	1,440,793
10,211,162	Aneka Tambang Tbk	617,855
5,873,675	Bukit Asam Tbk PT	1,125,444
2,387,501	Bumi Serpong Damai Tbk PT (b)	215,834
2,050,115	Indah Kiat Pulp & Paper Corp. Tbk PT	1,137,107
1,338,153	Indo Tambangraya Megah Tbk PT	1,106,091
8,061,445	Media Nusantara Citra Tbk PT	946,527
964,716	XL Axiata Tbk PT (b)	218,898
		6,808,549
	Jersey – 0.7%
7,159,445	West China Cement Ltd.	1,176,044
	Malaysia – 1.6%
1,112,400	AirAsia Group Bhd	462,310
1,238,800	DRB-Hicom Bhd	720,778
1,102,600	Pentamaster Corp., Bhd (h)	1,223,763
483,390	Serba Dinamik Holdings Bhd (d)	259,983
		2,666,834
	Mexico – 1.6%
152,297	Corp Inmobiliaria Vesta S.A.B. de CV	274,831
Shares	Description	Value

	Mexico (Continued)
290,428	Megacable Holdings S.A.B. de C.V.	$1,189,514
260,464	Qualitas Controladora S.A.B. de C.V.	1,097,097
		2,561,442
	Philippines – 1.0%
1,955,500	Alliance Global Group, Inc. (b)	450,215
1,282,500	DMCI Holdings, Inc.	167,387
1,299,700	First Gen Corp.	619,760
108,470	Security Bank Corp.	417,646
		1,655,008
	Poland – 1.4%
215,186	Jastrzebska Spolka Weglowa S.A.	1,212,651
169,652	Orange Polska S.A. (b)	318,386
1,817,702	Tauron Polska Energia S.A. (b)	785,743
		2,316,780
	Russia – 1.2%
294,041	Aeroflot PJSC	490,335
5,981,600	Sistema PJSFC	1,468,361
		1,958,696
	South Africa – 5.0%
75,560	African Rainbow Minerals Ltd.	882,918
96,459	Astral Foods Ltd.	1,495,507
30,661	Barloworld Ltd.	246,781
318,500	DataTec Ltd.	754,976
409,349	Harmony Gold Mining Co., Ltd. (b)	1,496,407
51,514	Motus Holdings Ltd.	300,492
170,591	Northam Platinum Ltd. (b)	1,505,673
377,628	Sappi Ltd.	1,177,425
100,437	Telkom S.A. SOC Ltd.	249,694
		8,109,873
	Taiwan – 23.1%
177,454	Accton Technology Corp.	994,505
308,660	Alpha Networks, Inc.	242,484
240,711	Arcadyan Technology Corp.	755,609
381,765	Asia Vital Components Co., Ltd.	530,424
1,845,662	AU Optronics Corp.	618,771
396,905	Career Technology MFG. Co., Ltd.	473,341
122,938	Chaun-Choung Technology Corp.	1,164,706
416,860	Cheng Uei Precision Industry Co., Ltd.	636,895
317,442	Chicony Electronics Co., Ltd.	942,467
346,222	Chilisin Electronics Corp.	1,478,347
1,452,144	China Petrochemical Development Corp.	474,731
689,712	ChipMOS Technologies, Inc.	788,025
2,234,120	Chung Hung Steel Corp.	793,721
626,201	Compeq Manufacturing Co., Ltd.	942,111

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
57,793	Elite Material Co., Ltd.	$264,124
1,123,896	Evergreen Marine Corp. Taiwan Ltd. (b)	464,900
303,496	Far Eastern Department Stores Ltd.	263,738
643,801	Formosa Taffeta Co., Ltd.	734,496
2,003,713	Grand Pacific Petrochemical (b)	1,243,255
889,995	Hannstar Board Corp.	1,303,359
238,603	Holy Stone Enterprise Co., Ltd.	923,306
2,198,013	Innolux Corp.	610,783
96,067	ITEQ Corp.	408,598
448,853	Johnson Health Tech Co., Ltd.	1,272,726
1,056,973	Kindom Development Co., Ltd.	1,124,777
416,264	King Yuan Electronics Co., Ltd.	521,423
26,761	Lotes Co., Ltd.	287,901
430,043	Nan Ya Printed Circuit Board Corp.	659,188
245,460	Primax Electronics Ltd.	519,137
685,906	Qisda Corp.	487,367
244,843	Radiant Opto-Electronics Corp.	980,123
163,000	Rexon Industrial Corp., Ltd.	388,238
873,909	Ruentex Development Co., Ltd.	1,317,700
542,106	Ruentex Industries Ltd.	1,329,179
91,814	Sercomm Corp.	237,981
221,015	Sigurd Microelectronics Corp.	273,532
120,384	Sinbon Electronics Co., Ltd.	497,969
174,252	Sitronix Technology Corp.	973,653
493,432	Taiwan Surface Mounting Technology Corp.	1,925,861
303,806	Topco Scientific Co., Ltd.	1,069,204
830,860	Unimicron Technology Corp.	1,164,096
1,025,949	Unitech Printed Circuit Board Corp.	1,151,656
220,467	United Integrated Services Co., Ltd.	1,441,489
1,500,714	Walsin Lihwa Corp.	770,958
124,697	Walsin Technology Corp.	994,182
397,454	Wan Hai Lines Ltd.	245,285
559,557	Wei Chuan Foods Corp.	467,589
65,056	Yulon Finance Corp.	248,488
369,128	Yulon Motor Co., Ltd.	240,733
		37,643,131
	Thailand – 3.8%
3,178,200	AP Thailand PCL	790,472
606,000	Banpu PCL	240,751
586,500	Com7 PCL, Class F	518,875
401,300	JMT Network Services PCL	267,947
916,300	Origin Property PCL, Class F	214,134
831,300	Plan B Media PCL	210,921
1,712,400	Pruksa Holding PCL	846,088
1,521,100	PTG Energy PCL	817,584
2,708,300	Quality Houses PCL	231,465
10	Siam Global House PCL	5
1,588,600	Supalai PCL	949,328
Shares	Description	Value

	Thailand (Continued)
1,355,300	Tipco Asphalt PCL	$959,224
1,495,700	TPI Polene Power PCL	219,708
		6,266,502
	Turkey – 14.1%
340,685	AG Anadolu Grubu Holding A.S.	1,007,337
2,122,404	Anadolu Cam Sanayii A.S.	1,555,502
241,344	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	936,329
208,004	Arcelik A.S. (b)	728,661
78,388	Coca-Cola Icecek AS	509,937
4,314,172	Dogan Sirketler Grubu Holding A.S.	1,334,355
1,061,207	Enerjisa Enerji A.S. (g) (i)	1,318,259
2,959,947	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	1,323,493
60,561	Koza Altin Isletmeleri A.S. (b)	753,831
715,133	Koza Anadolu Metal Madencilik Isletmeleri A.S. (b)	1,205,713
317,954	Migros Ticaret A.S. (b)	1,294,477
108,741	Pegasus Hava Tasimaciligi A.S. (b)	1,579,294
1,116,865	Soda Sanayii A.S.	1,160,233
120,013	Sok Marketler Ticaret A.S. (b)	217,068
167,815	TAV Havalimanlari Holding A.S.	823,137
344,863	Tekfen Holding A.S.	1,119,979
2,222,457	Trakya Cam Sanayii A.S.	1,307,547
426,538	Turk Hava Yollari AO (b)	1,036,769
603,724	Turkiye Halk Bankasi A.S. (b)	599,766
5,558,465	Turkiye Sinai Kalkinma Bankasi A.S.	1,130,567
1,413,421	Turkiye Sise ve Cam Fabrikalari A.S.	1,252,098
509,705	Turkiye Vakiflar Bankasi TAO, Class D (b)	472,092
67,178	Ulker Biskuvi Sanayi A.S.	252,496
		22,918,940
	Total Common Stocks	161,662,848
	(Cost $145,626,256)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.7%
	South Africa – 0.7%
218,820	Resilient REIT Ltd.	1,063,010
	(Cost $982,627)
WARRANTS (a) – 0.0%
	Malaysia – 0.0%
40	Serba Dinamik Holdings Bhd, expiring 12/5/24 (b) (d)	4
	(Cost $0)

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
MONEY MARKET FUNDS – 0.1%
191,853	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.59% (j) (k)	$191,853
	(Cost $191,853)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.7%
$1,164,598	BNP Paribas S.A., 1.56% (j), dated 12/31/19, due 1/1/20, with a maturity value of $1,164,698. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 4/30/26. The value of the collateral including accrued interest is $1,192,242. (k)	1,164,598
	(Cost $1,164,598)
	Total Investments – 100.7%	164,082,313
	(Cost $147,965,334) (l)
	Net Other Assets and Liabilities – (0.7)%	(1,078,071)
	Net Assets – 100.0%	$163,004,242

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2019, securities noted as such are valued at $0 or 0.0% of net assets.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).
(f)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,275,024 and the total value of the collateral held by the Fund is $1,356,451.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(h)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year ended fiscal year ended December 31, 2019.
(i)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(j)	Rate shown reflects yield as of December 31, 2019.
(k)	This security serves as collateral for securities on loan.
(l)	Aggregate cost for federal income tax purposes was $150,027,738. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $22,378,765 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,324,190. The net unrealized appreciation was $14,054,575.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 21,314,150	$ 21,314,150	$ —	$ —**
Thailand	6,266,502	—	6,266,502	—
Other Country Categories*	134,082,196	134,082,196	—	—
Real Estate Investment Trusts*	1,063,010	1,063,010	—	—
Warrants*	4	4	—	—
Money Market Funds	191,853	191,853	—	—
Repurchase Agreements	1,164,598	—	1,164,598	—
Total Investments	$ 164,082,313	$ 156,651,213	$ 7,431,100	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 Common Stocks values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I –

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
December 31, 2019
Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$1,275,024
Non-cash Collateral (2)	(1,275,024)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At December 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$1,164,598
Non-cash Collateral (4)	(1,164,598)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
New Taiwan Dollar	24.6%
Hong Kong Dollar	19.8
Brazilian Real	18.7
Turkish Lira	14.0
South African Rand	5.6
Indonesian Rupiah	4.2
Thai Baht	3.8
Malaysian Ringgit	1.6
Mexican Peso	1.6
Polish Zloty	1.4
United States Dollar	1.3
Russian Ruble	1.2
Philippine Peso	1.0
Egyptian Pound	0.7
Indian Rupee	0.4
Chilean Peso	0.1
Total	100.0%

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) – 97.3%
	Austria – 3.1%
6,099	CA Immobilien Anlagen AG	$256,205
11,654	IMMOFINANZ AG	312,428
6,047	OMV AG	339,688
9,324	Raiffeisen Bank International AG	234,171
18,834	voestalpine AG	525,195
		1,667,687
	Belgium – 5.7%
5,852	Ageas	345,801
6,617	Elia System Operator S.A./N.V.	587,103
3,550	Galapagos N.V. (b)	742,650
4,868	KBC Ancora	244,409
3,642	Proximus S.A.D.P.	104,255
2,433	Sofina S.A.	525,624
4,179	Solvay S.A.	484,228
		3,034,070
	Finland – 4.1%
4,576	Fortum OYJ	112,924
5,427	Huhtamaki OYJ	251,899
5,137	Kesko OYJ, Class B	363,478
2,896	Metso OYJ	114,280
15,341	Nokian Renkaat OYJ	441,041
26,935	Stora Enso OYJ, Class R	391,711
14,639	UPM-Kymmene OYJ	507,560
		2,182,893
	France – 21.4%
20,674	Air France-KLM (b)	230,138
836	Air Liquide S.A.	118,343
947	Alten S.A.	119,503
4,642	Arkema S.A.	493,096
4,604	Atos SE	383,811
2,222	BNP Paribas S.A.	131,674
8,102	Bouygues S.A.	344,254
9,066	Casino Guichard Perrachon S.A. (c)	424,061
2,757	Cie de Saint-Gobain	112,877
2,908	Cie Generale des Etablissements Michelin SCA	355,874
19,725	Cie Plastic Omnium S.A.	550,926
3,130	Eiffage S.A.	358,114
6,119	Elis S.A.	126,978
19,877	Engie S.A.	321,063
1,501	EssilorLuxottica S.A.	228,643
2,909	Eurazeo SE	199,045
17,439	Eutelsat Communications S.A.	283,444
9,123	Faurecia S.A.	491,504
2,302	Iliad S.A. (c)	298,368
5,545	Ingenico Group S.A.	602,079
5,263	Korian S.A.	247,475
26,085	Natixis S.A.	115,809
13,790	Orange S.A.	202,943
21,690	Peugeot S.A.	518,222
7,539	Renault S.A.	356,695
3,724	Rubis SCA	228,702
Shares	Description	Value

	France (Continued)
2,748	Safran S.A.	$424,297
1,233	Schneider Electric SE	126,550
11,844	Societe Generale S.A.	412,047
2,189	SOITEC (b)	230,071
34,404	Suez	520,399
1,996	Teleperformance	486,740
6,218	TOTAL S.A.	343,157
21,336	Veolia Environnement S.A.	567,442
3,013	Vinci S.A.	334,588
784	Wendel S.A.	104,210
		11,393,142
	Germany – 30.8%
13,882	1&1 Drillisch AG	356,275
695	adidas AG	225,923
7,740	BASF SE	584,730
1,534	Bayer AG	125,283
6,147	Bayerische Motoren Werke AG	504,307
1,063	Bechtle AG	149,284
3,796	Carl Zeiss Meditec AG	484,132
37,300	Commerzbank AG	230,828
4,216	Continental AG	545,075
10,931	Covestro AG (d) (e)	508,231
9,599	CTS Eventim AG & Co., KGaA	603,501
6,527	Daimler AG	361,454
34,038	Deutsche Lufthansa AG	626,541
14,819	Deutsche Wohnen SE	605,390
8,764	Evonik Industries AG	267,490
1,469	Fielmann AG	118,640
1,275	Fraport AG Frankfurt Airport Services Worldwide	108,378
3,200	Hannover Rueck SE	618,460
4,490	HeidelbergCement AG	327,167
12,098	Hella GmbH & Co., KGaA	669,560
4,114	KION Group AG	284,079
3,781	LEG Immobilien AG	447,653
2,945	MorphoSys AG (b)	418,872
814	MTU Aero Engines AG	232,466
2,090	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	616,565
8,313	Porsche Automobil Holding SE (Preference Shares)	621,397
6,990	Puma SE	535,911
3,421	Rheinmetall AG	392,943
20,940	Rocket Internet SE (b) (d) (e)	519,094
6,919	RWE AG	212,264
56,363	Schaeffler AG (Preference Shares)	608,705
3,796	Scout24 AG (d) (e)	251,008
4,263	Stroeer SE & Co., KGaA	344,529
7,034	Suedzucker AG	129,476
23,700	TAG Immobilien AG	589,108
10,016	Talanx AG	496,360
16,493	Uniper SE	545,941

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
December 31, 2019
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
2,544	Volkswagen AG (Preference Shares)	$502,919
1,646	Wacker Chemie AG	124,885
9,480	Zalando SE (b) (d) (e)	480,431
		16,375,255
	Ireland – 1.8%
54,535	Bank of Ireland Group PLC	298,641
12,568	CRH PLC	502,859
9,404	Ryanair Holdings PLC (b)	154,324
		955,824
	Italy – 14.9%
176,819	A2A S.p.A.	331,621
21,671	ACEA S.p.A.	448,246
13,234	Amplifon S.p.A.	380,615
5,582	Assicurazioni Generali S.p.A.	115,177
7,014	Banca Generali S.p.A.	227,846
23,587	Buzzi Unicem S.p.A	593,972
57,950	Enel S.p.A.	459,698
21,217	Eni S.p.A.	329,522
22,205	Freni Brembo S.p.A.	275,475
131,777	Hera S.p.A.	576,476
10,426	Infrastrutture Wireless Italiane S.p.A. (d) (e)	102,096
185,453	Iren S.p.A	574,558
27,596	Leonardo S.p.A.	323,474
73,143	Pirelli & C S.p.A. (d) (e)	421,709
47,581	Poste Italiane S.p.A. (d) (e)	540,121
20,153	Prysmian S.p.A.	485,795
379,196	Telecom Italia S.p.A. (b)	236,661
27,520	UniCredit S.p.A.	401,917
77,061	Unione di Banche Italiane S.p.A.	251,711
81,256	Unipol Gruppo S.p.A.	465,932
122,034	UnipolSai Assicurazioni S.p.A.	354,534
		7,897,156
	Luxembourg – 4.4%
38,453	ArcelorMittal S.A.	674,682
66,134	Aroundtown S.A.	592,273
466	Eurofins Scientific SE	258,325
14,427	Grand City Properties S.A.	345,988
40,787	Tenaris S.A.	459,795
		2,331,063
	Netherlands – 6.7%
103,390	Altice Europe N.V. (b)	666,610
5,874	ASM International N.V.	659,875
1,310	ASML Holding N.V.	387,488
2,930	ASR Nederland N.V.	109,640
1,323	Euronext N.V. (d) (e)	107,813
1,614	EXOR N.V.	125,064
12,972	Koninklijke Ahold Delhaize N.V.	324,408
4,671	Koninklijke Philips N.V.	228,021
2,201	Randstad N.V.	134,405
6,508	SBM Offshore N.V.	121,108
Shares	Description	Value

	Netherlands (Continued)
7,868	Signify N.V. (d) (e)	$245,880
16,780	STMicroelectronics N.V.	451,166
		3,561,478
	Portugal – 0.8%
25,647	Jeronimo Martins SGPS S.A.	421,886
	Spain – 3.6%
20,762	Banco Bilbao Vizcaya Argentaria S.A.	116,048
226,362	Banco de Sabadell S.A.	264,067
2,619	Cellnex Telecom S.A. (d) (e)	112,721
8,631	CIE Automotive S.A.	204,084
4,669	Enagas S.A.	119,094
3,744	Ferrovial S.A.	113,264
41,634	Iberdrola S.A.	428,714
27,686	Repsol S.A.	432,601
14,177	Telefonica S.A.	99,024
		1,889,617
	Total Common Stocks	51,710,071
	(Cost $50,360,528)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.6%
	Belgium – 0.6%
1,768	Warehouses De Pauw CVA	321,670
	France – 0.9%
2,753	Gecina S.A.	492,851
	Spain – 1.1%
17,932	Inmobiliaria Colonial Socimi S.A.	228,499
23,245	Merlin Properties Socimi S.A.	333,485
		561,984
	Total Real Estate Investment Trusts	1,376,505
	(Cost $1,264,300)
MONEY MARKET FUNDS – 0.1%
56,583	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.59% (f) (g)	56,583
	(Cost $56,583)

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
December 31, 2019
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.6%
$343,476	BNP Paribas S.A., 1.56% (f), dated 12/31/19, due 1/2/20, with a maturity value of $343,506. Collateralized by U.S. Treasury Note, interest rate of 2.375%, due 4/30/26. The value of the collateral including accrued interest is $351,629. (g)	$343,476
	(Cost $343,476)
	Total Investments – 100.6%	53,486,635
	(Cost $52,024,887) (h)
	Net Other Assets and Liabilities – (0.6)%	(342,067)
	Net Assets – 100.0%	$53,144,568

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $377,634 and the total value of the collateral held by the Fund is $400,059.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Rate shown reflects yield as of December 31, 2019.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for federal income tax purposes was $52,309,396. As of December 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,278,698 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,101,459. The net unrealized appreciation was $1,177,239.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 12/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 51,710,071	$ 51,710,071	$ —	$ —
Real Estate Investment Trusts*	1,376,505	1,376,505	—	—
Money Market Funds	56,583	56,583	—	—
Repurchase Agreements	343,476	—	343,476	—
Total Investments	$ 53,486,635	$ 53,143,159	$ 343,476	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$377,634
Non-cash Collateral (2)	(377,634)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At December 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
December 31, 2019
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$343,476
Non-cash Collateral (4)	(343,476)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

See Notes to Financial Statements

This page intentionally left blank

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities
December 31, 2019
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)	First Trust Brazil AlphaDEX® Fund (FBZ)
ASSETS:
Investments, at value	$ 19,885,273	$ 514,921,522	$ 131,104,762	$ 115,614,824
Cash	—	—	—	—
Foreign currency	—	—	29,348	354,861
Due from authorized participant	—	—	—	—
Receivables:
Dividends	119,376	281,446	433,430	634,863
Dividend reclaims	—	1,649,554	—	—
Securities lending income	—	21,150	—	—
Investment securities sold	440,286	73,049	—	—
Miscellaneous	—	—	—	—
Total Assets	20,444,935	516,946,721	131,567,540	116,604,548
LIABILITIES:
Due to authorized participant	425,313	—	—	—
Due to custodian	3,237	71,279	19,557	153,044
Due to custodian foreign currency	1,695	—	—	—
Payables:
Collateral for securities on loan	—	4,644,008	—	—
Investment advisory fees	17,261	341,798	85,214	77,314
Investment securities purchased	—	—	—	—
Deferred foreign capital gains tax	—	—	—	—
Other liabilities	—	—	—	—
Total Liabilities	447,506	5,057,085	104,771	230,358
NET ASSETS	$19,997,429	$511,889,636	$131,462,769	$116,374,190
NET ASSETS consist of:
Paid-in capital	$ 32,446,367	$ 616,062,281	$ 124,584,773	$ 88,308,215
Par value	7,000	136,000	58,000	67,500
Accumulated distributable earnings (loss)	(12,455,938)	(104,308,645)	6,819,996	27,998,475
NET ASSETS	$19,997,429	$511,889,636	$131,462,769	$116,374,190
NET ASSET VALUE, per share	$28.57	$37.64	$22.67	$17.24
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	700,002	13,600,002	5,800,002	6,750,002
Investments, at cost	$18,673,039	$474,620,991	$115,300,029	$86,871,914
Foreign currency, at cost (proceeds)	$(1,698)	$—	$29,300	$354,876
Securities on loan, at value	$—	$4,351,143	$—	$—

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust South Korea AlphaDEX® Fund (FKO)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)

$ 9,866,956	$ 77,997,700	$ 3,115,861	$ 703,368,585	$ 649,132,133
37,726	—	3,341	—	5,195,499
—	—	—	32,919	237,281
—	—	—	—	1,095,641

6,424	148,579	55,676	1,467,163	940,935
—	—	—	539,122	22,405
2,083	705	—	24,814	15,848
—	69,376	—	155,742	—
—	—	—	—	205,537
9,913,189	78,216,360	3,174,878	705,588,345	656,845,279

—	—	—	—	808
—	70,822	—	219,393	—
—	—	—	—	—

504,081	1,446,351	—	13,017,926	7,616,368
6,131	52,138	2,082	465,167	417,056
—	—	—	—	4,190,198
—	—	—	—	5,984
—	—	—	—	—
510,212	1,569,311	2,082	13,702,486	12,230,414
$ 9,402,977	$ 76,647,049	$ 3,172,796	$ 691,885,859	$ 644,614,865

$ 15,398,167	$ 124,075,433	$ 5,413,574	$ 838,766,634	$ 721,537,652
3,500	15,000	1,500	124,020	244,500
(5,998,690)	(47,443,384)	(2,242,278)	(147,004,795)	(77,167,287)
$ 9,402,977	$ 76,647,049	$ 3,172,796	$ 691,885,859	$ 644,614,865
$26.87	$51.10	$21.15	$55.79	$26.36
350,002	1,500,002	150,002	12,402,000	24,450,002
$9,597,417	$78,756,151	$3,001,425	$662,734,868	$579,151,541
$—	$—	$—	$32,948	$237,281
$477,529	$974,916	$—	$9,504,611	$7,221,627
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities (Continued)
December 31, 2019
	First Trust Germany AlphaDEX® Fund (FGM)	First Trust Canada AlphaDEX® Fund (FCAN)	First Trust Australia AlphaDEX® Fund (FAUS)	First Trust United Kingdom AlphaDEX® Fund (FKU)
ASSETS:
Investments, at value	$ 149,083,817	$ 5,233,208	$ 1,591,476	$ 18,311,621
Cash	5,492	1,702	493	104,445
Foreign currency	—	3,789	—	2
Due from authorized participant	—	—	—	107,791
Receivables:
Dividends	—	7,897	2,738	27,658
Dividend reclaims	520,843	24	34	6,566
Securities lending income	3,722	69	—	—
Investment securities sold	—	—	—	—
Miscellaneous	—	—	—	1,712
Total Assets	149,613,874	5,246,689	1,594,741	18,559,795
LIABILITIES:
Due to authorized participant	—	—	—	—
Due to custodian	—	—	—	—
Due to custodian foreign currency	—	—	483	—
Payables:
Collateral for securities on loan	5,256,157	266,000	—	—
Investment advisory fees	96,519	3,311	1,090	8,363
Investment securities purchased	—	—	—	107,791
Deferred foreign capital gains tax	—	—	—	—
Other liabilities	—	—	—	—
Total Liabilities	5,352,676	269,311	1,573	116,154
NET ASSETS	$144,261,198	$4,977,378	$1,593,168	$18,443,641
NET ASSETS consist of:
Paid-in capital	$ 172,586,076	$ 20,925,923	$ 2,107,545	$ 54,608,519
Par value	32,500	2,000	500	4,500
Accumulated distributable earnings (loss)	(28,357,378)	(15,950,545)	(514,877)	(36,169,378)
NET ASSETS	$144,261,198	$4,977,378	$1,593,168	$18,443,641
NET ASSET VALUE, per share	$44.39	$24.89	$31.86	$40.99
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,250,002	200,002	50,002	450,002
Investments, at cost	$139,272,620	$5,074,879	$1,494,532	$16,660,519
Foreign currency, at cost (proceeds)	$—	$3,792	$(473)	$2
Securities on loan, at value	$5,011,037	$254,795	$—	$—

See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Hong Kong AlphaDEX® Fund (FHK)	First Trust Switzerland AlphaDEX® Fund (FSZ)	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)	First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$ 3,535,851	$ 3,503,829	$ 146,255,167	$ 9,726,075	$ 164,082,313	$ 53,486,635
3,857	6,174	—	1,589	8,507,616	23,548
167	—	—	993	4,939,551	—
—	—	—	—	19,615,850	—

—	4,278	—	27,551	55,565	2,902
—	—	2,692,413	7,877	4,420	63,959
—	—	—	—	8,226	2,815
—	—	—	—	6,412	—
—	—	—	—	—	530
3,539,875	3,514,281	148,947,580	9,764,085	197,219,953	53,580,389

—	—	—	—	—	—
—	—	38,102	—	—	—
—	—	—	—	—	—

—	—	—	—	1,356,451	400,059
2,381	2,330	98,385	6,472	93,578	35,762
—	—	—	—	19,398,873	—
11,604	—	—	—	—	—
—	—	—	—	13,366,809	—
13,985	2,330	136,487	6,472	34,215,711	435,821
$ 3,525,890	$ 3,511,951	$ 148,811,093	$ 9,757,613	$ 163,004,242	$ 53,144,568

$ 4,913,144	$ 52,959,226	$ 166,949,745	$ 12,862,582	$ 184,005,127	$ 63,839,409
1,000	1,000	27,500	2,500	41,500	13,000
(1,388,254)	(49,448,275)	(18,166,152)	(3,107,469)	(21,042,385)	(10,707,841)
$ 3,525,890	$ 3,511,951	$ 148,811,093	$ 9,757,613	$ 163,004,242	$ 53,144,568
$35.26	$35.12	$54.11	$39.03	$39.28	$40.88
100,002	100,002	2,750,002	250,002	4,150,002	1,300,002
$3,733,605	$3,264,625	$131,000,403	$9,102,508	$147,965,334	$52,024,887
$167	$—	$—	$992	$4,939,548	$—
$—	$—	$—	$—	$1,275,024	$377,634
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations
For the Year Ended December 31, 2019
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)	First Trust Brazil AlphaDEX® Fund (FBZ)
INVESTMENT INCOME:
Dividends	$ 1,129,398	$ 20,045,984	$ 1,547,667	$ 4,081,684
Securities lending income (net of fees)	1,843	271,105	—	—
Foreign withholding tax	(55,713)	(1,892,237)	(167,607)	(301,684)
Other	5	74,846	9	1
Total investment income	1,075,533	18,499,698	1,380,069	3,780,001
EXPENSES:
Investment advisory fees	250,264	4,503,713	391,962	1,026,557
Excise tax expense	—	—	—	—
Total expenses	250,264	4,503,713	391,962	1,026,557
NET INVESTMENT INCOME (LOSS)	825,269	13,995,985	988,107	2,753,444
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,972,471)	(15,882,858)	(2,816,110)	11,625,249
In-kind redemptions	937,157	6,217,905	54,449	—
Foreign currency transactions	(5,564)	(301,635)	44,017	(193,153)
Foreign capital gains tax	—	—	—	—
Net realized gain (loss)	(2,040,878)	(9,966,588)	(2,717,644)	11,432,096
Net change in unrealized appreciation (depreciation) on:
Investments	2,912,779	115,778,804	16,148,522	28,394,041
Foreign currency translation	169	(29,424)	4,534	331
Deferred foreign capital gains tax	—	—	—	—
Net change in unrealized appreciation (depreciation)	2,912,948	115,749,380	16,153,056	28,394,372
NET REALIZED AND UNREALIZED GAIN (LOSS)	872,070	105,782,792	13,435,412	39,826,468
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,697,339	$ 119,778,777	$ 14,423,519	$ 42,579,912

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust South Korea AlphaDEX® Fund (FKO)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)

$501,399	$3,420,748	$92,688	$28,237,261	$30,495,765
5,665	18,371	—	492,662	132,717
(31,219)	(342,075)	(15,585)	(2,575,798)	(2,894,317)
—	—	241	12,629	—
475,845	3,097,044	77,344	26,166,754	27,734,165

75,990	917,693	19,357	7,137,708	5,028,951
—	—	—	—	—
75,990	917,693	19,357	7,137,708	5,028,951
399,855	2,179,351	57,987	19,029,046	22,705,214

(1,030,644)	(17,886,184)	(170,954)	(75,534,850)	(22,472,175)
65,580	897,495	—	2,715,952	(189,307)
587	35,591	1,864	(722,107)	(533,724)
—	—	(3,333)	—	211,776
(964,477)	(16,953,098)	(172,423)	(73,541,005)	(22,983,430)

1,774,703	21,543,660	59,305	174,852,036	95,798,404
55	(418)	162	(11,189)	(793)
—	—	—	—	(217,856)
1,774,758	21,543,242	59,467	174,840,847	95,579,755
810,281	4,590,144	(112,956)	101,299,842	72,596,325
$1,210,136	$6,769,495	$(54,969)	$120,328,888	$95,301,539
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations (Continued)
For the Year Ended December 31, 2019
	First Trust Germany AlphaDEX® Fund (FGM)	First Trust Canada AlphaDEX® Fund (FCAN)	First Trust Australia AlphaDEX® Fund (FAUS)	First Trust United Kingdom AlphaDEX® Fund (FKU)
INVESTMENT INCOME:
Dividends	$ 5,358,501	$ 126,614	$ 66,490	$ 441,628
Securities lending income (net of fees)	9,374	585	—	—
Foreign withholding tax	(677,334)	(17,088)	(2,265)	(3,510)
Other	—	—	—	—
Total investment income	4,690,541	110,111	64,225	438,118
EXPENSES:
Investment advisory fees	1,144,965	50,588	12,426	79,969
Excise tax expense	—	—	—	—
Total expenses	1,144,965	50,588	12,426	79,969
NET INVESTMENT INCOME (LOSS)	3,545,576	59,523	51,799	358,149
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(19,855,182)	(880,017)	(112,044)	(933,108)
In-kind redemptions	5,437,039	(247,916)	—	316,460
Foreign currency transactions	2,335	299	37	(521)
Foreign capital gains tax	—	—	—	—
Net realized gain (loss)	(14,415,808)	(1,127,634)	(112,007)	(617,169)
Net change in unrealized appreciation (depreciation) on:
Investments	35,917,247	2,177,638	369,641	3,138,634
Foreign currency translation	(11,167)	182	(9)	588
Deferred foreign capital gains tax	—	—	—	—
Net change in unrealized appreciation (depreciation)	35,906,080	2,177,820	369,632	3,139,222
NET REALIZED AND UNREALIZED GAIN (LOSS)	21,490,272	1,050,186	257,625	2,522,053
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 25,035,848	$ 1,109,709	$ 309,424	$ 2,880,202

See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Hong Kong AlphaDEX® Fund (FHK)	First Trust Switzerland AlphaDEX® Fund (FSZ)	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)	First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$54,357	$125,776	$5,231,288	$255,052	$5,921,398	$1,612,308
—	110	—	—	52,051	25,139
—	—	(597,413)	(25,809)	(663,958)	(219,367)
—	—	46	20	7	—
54,357	125,886	4,633,921	229,263	5,309,498	1,418,080

28,118	27,994	1,221,146	74,525	1,154,035	411,317
139	—	—	—	—	—
28,257	27,994	1,221,146	74,525	1,154,035	411,317
26,100	97,892	3,412,775	154,738	4,155,463	1,006,763

(77,581)	(315,816)	(10,474,302)	(971,558)	471,882	(3,052,764)
—	—	10,898,589	(74,880)	(1,130,007)	1,598,286
1,603	(167)	(36,369)	1,367	(73,103)	(3,050)
(4,860)	—	—	—	—	—
(80,838)	(315,983)	387,918	(1,045,071)	(731,228)	(1,457,528)

93,611	414,537	29,320,698	2,635,372	29,806,681	10,473,421
(591)	(4)	90,940	(62)	(15,270)	706
(13,612)	—	—	—	—	—
79,408	414,533	29,411,638	2,635,310	29,791,411	10,474,127
(1,430)	98,550	29,799,556	1,590,239	29,060,183	9,016,599
$24,670	$196,442	$33,212,331	$1,744,977	$33,215,646	$10,023,362
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)		First Trust Europe AlphaDEX® Fund (FEP)
	Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2019	Year Ended 12/31/2018
OPERATIONS:
Net investment income (loss)	$ 825,269	$ 845,917	$ 13,995,985	$ 19,052,730
Net realized gain (loss)	(2,040,878)	(1,905,052)	(9,966,588)	(29,644,415)
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	2,912,948	(9,855,225)	115,749,380	(155,719,516)
Net increase (decrease) in net assets resulting from operations	1,697,339	(10,914,360)	119,778,777	(166,311,201)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,128,110)	(1,047,602)	(15,515,712)	(18,614,887)
Return of capital	(18,537)	(101,870)	—	—
Total distributions to shareholders	(1,146,647)	(1,149,472)	(15,515,712)	(18,614,887)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	6,044,607	3,698,358	—	250,992,759
Cost of shares redeemed	(17,016,427)	(20,175,241)	(184,959,102)	(180,568,319)
Net increase (decrease) in net assets resulting from shareholder transactions	(10,971,820)	(16,476,883)	(184,959,102)	70,424,440
Total increase (decrease) in net assets	(10,421,128)	(28,540,715)	(80,696,037)	(114,501,648)
NET ASSETS:
Beginning of period	30,418,557	58,959,272	592,585,673	707,087,321
End of period	$ 19,997,429	$ 30,418,557	$ 511,889,636	$ 592,585,673
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,100,002	1,650,002	19,050,002	18,100,002
Shares sold	200,000	100,000	—	6,250,000
Shares redeemed	(600,000)	(650,000)	(5,450,000)	(5,300,000)
Shares outstanding, end of period	700,002	1,100,002	13,600,002	19,050,002

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)		First Trust Brazil AlphaDEX® Fund (FBZ)		First Trust China AlphaDEX® Fund (FCA)
Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2019	Year Ended 12/31/2018

$ 988,107	$ 468,034	$ 2,753,444	$ 1,953,869	$ 399,855	$ 278,373
(2,717,644)	(1,295,332)	11,432,096	(199,880)	(964,477)	(528,321)
—	—	—	—	—	—
16,153,056	(2,098,579)	28,394,372	(2,637,762)	1,774,758	(1,756,843)
14,423,519	(2,925,877)	42,579,912	(883,773)	1,210,136	(2,006,791)

(699,246)	(464,297)	(11,024,538)	(3,378,863)	(389,907)	(251,046)
—	(46,029)	—	—	—	—
(699,246)	(510,326)	(11,024,538)	(3,378,863)	(389,907)	(251,046)

138,774,761	19,605,504	15,493,019	153,263,136	2,705,325	3,241,582
(38,454,542)	(16,114,287)	(59,755,379)	(29,226,860)	(1,264,308)	(1,285,459)
100,320,219	3,491,217	(44,262,360)	124,036,276	1,441,017	1,956,123
114,044,492	55,014	(12,706,986)	119,773,640	2,261,246	(301,714)

17,418,277	17,363,263	129,081,176	9,307,536	7,141,731	7,443,445
$131,462,769	$ 17,418,277	$ 116,374,190	$ 129,081,176	$ 9,402,977	$ 7,141,731

950,002	850,002	9,650,002	600,002	300,002	250,002
6,750,000	950,000	1,000,000	11,250,000	100,000	100,000
(1,900,000)	(850,000)	(3,900,000)	(2,200,000)	(50,000)	(50,000)
5,800,002	950,002	6,750,002	9,650,002	350,002	300,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)
	First Trust Japan AlphaDEX® Fund (FJP)		First Trust South Korea AlphaDEX® Fund (FKO)
	Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2019	Year Ended 12/31/2018
OPERATIONS:
Net investment income (loss)	$ 2,179,351	$ 2,113,244	$ 57,987	$ 9,624
Net realized gain (loss)	(16,953,098)	(505,568)	(172,423)	70,623
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	21,543,242	(33,849,874)	59,467	(695,819)
Net increase (decrease) in net assets resulting from operations	6,769,495	(32,242,198)	(54,969)	(615,572)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,590,873)	(2,237,007)	(52,936)	(42,814)
Return of capital	—	—	—	(26,947)
Total distributions to shareholders	(2,590,873)	(2,237,007)	(52,936)	(69,761)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	36,874,313	203,059,711	1,013,875	—
Cost of shares redeemed	(117,339,589)	(99,364,520)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(80,465,276)	103,695,191	1,013,875	—
Total increase (decrease) in net assets	(76,286,654)	69,215,986	905,970	(685,333)
NET ASSETS:
Beginning of period	152,933,703	83,717,717	2,266,826	2,952,159
End of period	$ 76,647,049	$ 152,933,703	$ 3,172,796	$ 2,266,826
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,150,002	1,400,002	100,002	100,002
Shares sold	750,000	3,400,000	50,000	—
Shares redeemed	(2,400,000)	(1,650,000)	—	—
Shares outstanding, end of period	1,500,002	3,150,002	150,002	100,002

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)		First Trust Emerging Markets AlphaDEX® Fund (FEM)		First Trust Germany AlphaDEX® Fund (FGM)
Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2019	Year Ended 12/31/2018

$ 19,029,046	$ 20,332,394	$ 22,705,214	$ 19,189,499	$ 3,545,576	$ 3,903,101
(73,541,005)	(66,815,769)	(22,983,430)	(55,862,756)	(14,415,808)	6,200,147
—	—	—	—	—	—
174,840,847	(213,957,583)	95,579,755	(69,653,693)	35,906,080	(69,848,150)
120,328,888	(260,440,958)	95,301,539	(106,326,950)	25,035,848	(59,744,902)

(23,239,205)	(20,849,188)	(22,774,192)	(17,760,227)	(3,544,982)	(4,271,617)
—	(817,374)	—	—	—	—
(23,239,205)	(21,666,562)	(22,774,192)	(17,760,227)	(3,544,982)	(4,271,617)

29,705,989	553,607,021	231,901,285	274,597,856	68,510,807	24,647,440
(375,542,435)	(141,060,958)	(112,420,763)	(147,566,982)	(84,762,482)	(80,454,260)
(345,836,446)	412,546,063	119,480,522	127,030,874	(16,251,675)	(55,806,820)
(248,746,763)	130,438,543	192,007,869	2,943,697	5,239,191	(119,823,339)

940,632,622	810,194,079	452,606,996	449,663,299	139,022,007	258,845,346
$691,885,859	$ 940,632,622	$ 644,614,865	$ 452,606,996	$ 144,261,198	$ 139,022,007

19,102,000	13,002,000	19,850,002	16,150,002	3,700,002	5,050,002
550,000	8,750,000	9,300,000	9,600,000	1,650,000	500,000
(7,250,000)	(2,650,000)	(4,700,000)	(5,900,000)	(2,100,000)	(1,850,000)
12,402,000	19,102,000	24,450,002	19,850,002	3,250,002	3,700,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)
	First Trust Canada AlphaDEX® Fund (FCAN)		First Trust Australia AlphaDEX® Fund (FAUS)
	Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2019	Year Ended 12/31/2018
OPERATIONS:
Net investment income (loss)	$ 59,523	$ 124,861	$ 51,799	$ 46,694
Net realized gain (loss)	(1,127,634)	(1,033,892)	(112,007)	278,534
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	2,177,820	(2,583,748)	369,632	(565,639)
Net increase (decrease) in net assets resulting from operations	1,109,709	(3,492,779)	309,424	(240,411)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(58,160)	(147,686)	(94,569)	(49,972)
Return of capital	—	—	—	—
Total distributions to shareholders	(58,160)	(147,686)	(94,569)	(49,972)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,615,115	12,981,135	—	1,629,940
Cost of shares redeemed	(7,821,208)	(8,829,979)	—	(1,644,878)
Net increase (decrease) in net assets resulting from shareholder transactions	(3,206,093)	4,151,156	—	(14,938)
Total increase (decrease) in net assets	(2,154,544)	510,691	214,855	(305,321)
NET ASSETS:
Beginning of period	7,131,922	6,621,231	1,378,313	1,683,634
End of period	$ 4,977,378	$ 7,131,922	$ 1,593,168	$ 1,378,313
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	350,002	250,002	50,002	50,002
Shares sold	200,000	500,000	—	50,000
Shares redeemed	(350,000)	(400,000)	—	(50,000)
Shares outstanding, end of period	200,002	350,002	50,002	50,002

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)		First Trust India NIFTY 50 Equal Weight ETF (NFTY)		First Trust Hong Kong AlphaDEX® Fund (FHK)
Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2019	Year Ended 12/31/2018

$ 358,149	$ 380,498	$ 26,100	$ 22,793	$ 97,892	$ 116,553
(617,169)	1,866,444	(80,838)	780,172	(315,983)	606,358
—	—	—	14,188	—	—
3,139,222	(3,344,443)	79,408	(916,442)	414,533	(1,390,652)
2,880,202	(1,097,501)	24,670	(99,289)	196,442	(667,741)

(391,393)	(557,843)	(26,709)	—	(100,512)	(98,852)
—	—	(7,362)	—	—	—
(391,393)	(557,843)	(34,071)	—	(100,512)	(98,852)

9,761,838	1,557,444	—	1,856,385	—	—
(3,439,306)	(8,256,139)	—	(1,855,093)	—	(2,223,210)
6,322,532	(6,698,695)	—	1,292	—	(2,223,210)
8,811,341	(8,354,039)	(9,401)	(97,997)	95,930	(2,989,803)

9,632,300	17,986,339	3,535,291	3,633,288	3,416,021	6,405,824
$18,443,641	$ 9,632,300	$ 3,525,890	$ 3,535,291	$ 3,511,951	$ 3,416,021

300,002	450,002	100,002	100,002	100,002	150,002
250,000	50,000	—	50,000	—	—
(100,000)	(200,000)	—	(50,000)	—	(50,000)
450,002	300,002	100,002	100,002	100,002	100,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)
	First Trust Switzerland AlphaDEX® Fund (FSZ)		First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
	Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2019	Year Ended 12/31/2018
OPERATIONS:
Net investment income (loss)	$ 3,412,775	$ 4,120,041	$ 154,738	$ 178,806
Net realized gain (loss)	387,918	14,463,344	(1,045,071)	(1,178,438)
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	29,411,638	(52,111,908)	2,635,310	(3,103,997)
Net increase (decrease) in net assets resulting from operations	33,212,331	(33,528,523)	1,744,977	(4,103,629)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,478,372)	(4,115,398)	(221,727)	(207,752)
Return of capital	—	(795,384)	—	(10,134)
Total distributions to shareholders	(3,478,372)	(4,910,782)	(221,727)	(217,886)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	59,143,233	53,962,639	—	9,208,562
Cost of shares redeemed	(91,475,392)	(101,401,838)	(1,828,817)	(3,801,204)
Net increase (decrease) in net assets resulting from shareholder transactions	(32,332,159)	(47,439,199)	(1,828,817)	5,407,358
Total increase (decrease) in net assets	(2,598,200)	(85,878,504)	(305,567)	1,085,843
NET ASSETS:
Beginning of period	151,409,293	237,287,797	10,063,180	8,977,337
End of period	$ 148,811,093	$ 151,409,293	$ 9,757,613	$ 10,063,180
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,450,002	4,500,002	300,002	200,002
Shares sold	1,200,000	1,050,000	—	200,000
Shares redeemed	(1,900,000)	(2,100,000)	(50,000)	(100,000)
Shares outstanding, end of period	2,750,002	3,450,002	250,002	300,002

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)		First Trust Eurozone AlphaDEX® ETF (FEUZ)
Year Ended 12/31/2019	Year Ended 12/31/2018	Year Ended 12/31/2019	Year Ended 12/31/2018

$ 4,155,463	$ 8,055,497	$ 1,006,763	$ 1,557,299
(731,228)	(30,428,937)	(1,457,528)	(8,078,760)
—	—	—	—
29,791,411	(42,492,550)	10,474,127	(11,889,042)
33,215,646	(64,865,990)	10,023,362	(18,410,503)

(6,600,293)	(9,593,043)	(1,084,326)	(1,614,237)
—	—	—	—
(6,600,293)	(9,593,043)	(1,084,326)	(1,614,237)

19,631,749	112,432,427	15,243,212	79,310,329
(40,568,496)	(151,703,188)	(20,963,101)	(48,785,143)
(20,936,747)	(39,270,761)	(5,719,889)	30,525,186
5,678,606	(113,729,794)	3,219,147	10,500,446

157,325,636	271,055,430	49,925,421	39,424,975
$163,004,242	$ 157,325,636	$ 53,144,568	$ 49,925,421

4,850,002	6,300,002	1,450,002	900,002
500,000	2,500,000	400,000	1,850,000
(1,200,000)	(3,950,000)	(550,000)	(1,300,000)
4,150,002	4,850,002	1,300,002	1,450,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 27.65	$ 35.73	$ 27.16	$ 27.72	$ 27.93
Income from investment operations:
Net investment income (loss)	0.63	0.40	0.93	0.48	0.55
Net realized and unrealized gain (loss)	1.40	(7.72)	8.76	(0.38)	(0.28)
Total from investment operations	2.03	(7.32)	9.69	0.10	0.27
Distributions paid to shareholders from:
Net investment income	(1.09)	(0.69)	(1.12)	(0.66)	(0.22)
Return of capital	(0.02)	(0.07)	—	—	(0.26)
Total distributions	(1.11)	(0.76)	(1.12)	(0.66)	(0.48)
Net asset value, end of period	$28.57	$27.65	$35.73	$27.16	$27.72
Total return (a)	7.35%	(20.71)%	35.93%	0.29%	0.97%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 19,997	$ 30,419	$ 58,959	$ 32,593	$ 36,036
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.64%	1.68%	2.95%	1.68%	1.55%
Portfolio turnover rate (b)	101%	88%	94%	96%	127%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Europe AlphaDEX® Fund (FEP)
	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 31.11	$ 39.07	$ 29.32	$ 29.61	$ 29.50
Income from investment operations:
Net investment income (loss)	0.87	0.84	0.49	0.53	0.62
Net realized and unrealized gain (loss)	6.65	(7.99)	9.90	(0.20)	0.14
Total from investment operations	7.52	(7.15)	10.39	0.33	0.76
Distributions paid to shareholders from:
Net investment income	(0.99)	(0.81)	(0.64)	(0.62)	(0.65)
Net asset value, end of period	$37.64	$31.11	$39.07	$29.32	$29.61
Total return (a)	24.38%	(18.67)%	35.67%	1.24%	2.53%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 511,890	$ 592,586	$ 707,087	$ 249,188	$ 408,613
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.49%	2.30%	1.39%	2.03%	2.12%
Portfolio turnover rate (b)	102%	99%	100%	103%	118%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Latin America AlphaDEX® Fund (FLN)
	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 18.33	$ 20.43	$ 18.74	$ 13.28	$ 19.09
Income from investment operations:
Net investment income (loss)	0.48	0.52	1.56	0.31	0.40
Net realized and unrealized gain (loss)	4.29	(2.06)	2.23	5.35	(5.90)
Total from investment operations	4.77	(1.54)	3.79	5.66	(5.50)
Distributions paid to shareholders from:
Net investment income	(0.43)	(0.51)	(2.10)	(0.20)	(0.26)
Return of capital	—	(0.05)	—	—	(0.05)
Total distributions	(0.43)	(0.56)	(2.10)	(0.20)	(0.31)
Net asset value, end of period	$22.67	$18.33	$20.43	$18.74	$13.28
Total return (a)	26.26%	(7.50)%	20.50%	42.81%	(29.08)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 131,463	$ 17,418	$ 17,363	$ 106,805	$ 3,985
Ratio of total expenses to average net assets	0.80%	0.80%	0.82% (b)	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.02%	2.46%	3.02%	1.62%	2.36%
Portfolio turnover rate (c)	165%	158%	187%	186%	129%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Brazil AlphaDEX® Fund (FBZ)
	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 13.38	$ 15.51	$ 13.93	$ 8.87	$ 15.65
Income from investment operations:
Net investment income (loss)	0.35	0.55	2.46	0.34	0.36
Net realized and unrealized gain (loss)	5.08	(0.97)	1.06	4.95	(6.80)
Total from investment operations	5.43	(0.42)	3.52	5.29	(6.44)
Distributions paid to shareholders from:
Net investment income	(1.57)	(0.54)	(1.77)	(0.23)	(0.33)
Net realized gain	—	(1.17)	(0.17)	—	—
Return of capital	—	—	—	—	(0.01)
Total distributions	(1.57)	(1.71)	(1.94)	(0.23)	(0.34)
Net asset value, end of period	$17.24	$13.38	$15.51	$13.93	$8.87
Total return (a)	41.06%	(1.17)%	25.91%	59.89% (b)	(41.80)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 116,374	$ 129,081	$ 9,308	$ 100,299	$ 2,218
Ratio of total expenses to average net assets	0.80%	0.80%	0.84% (c)	0.80%	0.81% (c)
Ratio of net investment income (loss) to average net assets	2.15%	6.84%	3.19%	2.34%	2.90%
Portfolio turnover rate (d)	90%	128%	159%	111%	106%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $69,112, which represents $0.02 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust China AlphaDEX® Fund (FCA)
	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 23.81	$ 29.77	$ 19.28	$ 20.78	$ 22.58
Income from investment operations:
Net investment income (loss)	1.03	0.84	0.47	0.42	0.85
Net realized and unrealized gain (loss)	3.03	(6.07)	10.70	(1.44)	(1.80)
Total from investment operations	4.06	(5.23)	11.17	(1.02)	(0.95)
Distributions paid to shareholders from:
Net investment income	(1.00)	(0.73)	(0.68)	(0.48)	(0.85)
Net asset value, end of period	$26.87	$23.81	$29.77	$19.28	$20.78
Total return (a)	17.34%	(17.87)%	58.35%	(4.96)% (b)	(4.37)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 9,403	$ 7,142	$ 7,443	$ 3,856	$ 9,351
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.21%	2.90%	1.69%	2.07%	3.85%
Portfolio turnover rate (c)	111%	97%	69%	197%	177%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $9,330, which represents less than $0.03 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Japan AlphaDEX® Fund (FJP)
	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 48.55	$ 59.80	$ 47.85	$ 47.18	$ 44.99
Income from investment operations:
Net investment income (loss)	1.12	0.79	0.64	0.48	0.46
Net realized and unrealized gain (loss)	2.84	(11.30)	12.08	0.88	2.13
Total from investment operations	3.96	(10.51)	12.72	1.36	2.59
Distributions paid to shareholders from:
Net investment income	(1.41)	(0.74)	(0.77)	(0.69)	(0.40)
Net asset value, end of period	$51.10	$48.55	$59.80	$47.85	$47.18
Total return (a)	8.27%	(17.66)%	26.70%	2.91%	5.73%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 76,647	$ 152,934	$ 83,718	$ 47,852	$ 96,714
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.90%	1.34%	1.22%	0.86%	0.99%
Portfolio turnover rate (b)	127%	90%	101%	122%	105%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust South Korea AlphaDEX® Fund (FKO)
	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 22.67	$ 29.52	$ 21.90	$ 22.89	$ 23.85
Income from investment operations:
Net investment income (loss)	0.46	0.10	0.35	(0.01)	0.09
Net realized and unrealized gain (loss)	(1.59)	(6.25)	7.38	(0.57)	(0.81)
Total from investment operations	(1.13)	(6.15)	7.73	(0.58)	(0.72)
Distributions paid to shareholders from:
Net investment income	(0.39)	(0.43)	(0.11)	—	(0.07)
Return of capital	—	(0.27)	—	(0.41)	(0.17)
Total distributions	(0.39)	(0.70)	(0.11)	(0.41)	(0.24)
Net asset value, end of period	$21.15	$22.67	$29.52	$21.90	$22.89
Total return (a)	(5.02)%	(20.98)%	35.39%	(2.74)%	(3.11)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,173	$ 2,267	$ 2,952	$ 4,379	$ 3,434
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.40%	0.36%	1.38%	(0.08)%	0.32%
Portfolio turnover rate (b)	73%	73%	77%	268%	138%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 49.24	$ 62.31	$ 47.43	$ 46.63	$ 47.14
Income from investment operations:
Net investment income (loss)	1.19	1.04	0.88	0.73	0.65
Net realized and unrealized gain (loss)	6.91	(13.06)	14.98	0.90	(0.31)
Total from investment operations	8.10	(12.02)	15.86	1.63	0.34
Distributions paid to shareholders from:
Net investment income	(1.55)	(1.01)	(0.98)	(0.83)	(0.66)
Return of capital	—	(0.04)	—	—	(0.19)
Total distributions	(1.55)	(1.05)	(0.98)	(0.83)	(0.85)
Net asset value, end of period	$55.79	$49.24	$62.31	$47.43	$46.63
Total return (a)	16.56%	(19.52)%	33.57%	3.55%	0.67%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 691,886	$ 940,633	$ 810,194	$ 158,997	$ 167,953
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.13%	1.76%	1.85%	1.46%	1.36%
Portfolio turnover rate (b)	107%	109%	104%	124%	115%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets AlphaDEX® Fund (FEM)
	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 22.80	$ 27.84	$ 20.50	$ 18.10	$ 21.53
Income from investment operations:
Net investment income (loss)	0.88	0.88	0.59	0.49	0.68
Net realized and unrealized gain (loss)	3.56	(5.12)	7.43	2.37	(3.46)
Total from investment operations	4.44	(4.24)	8.02	2.86	(2.78)
Distributions paid to shareholders from:
Net investment income	(0.88)	(0.80)	(0.68)	(0.46)	(0.64)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.88)	(0.80)	(0.68)	(0.46)	(0.65)
Net asset value, end of period	$26.36	$22.80	$27.84	$20.50	$18.10
Total return (a)	19.81%	(15.48)%	39.43%	15.86%	(13.11)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 644,615	$ 452,607	$ 449,663	$ 148,603	$ 114,925
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.81% (b)	0.80%
Ratio of net investment income (loss) to average net assets	3.61%	3.37%	2.69%	2.49%	2.29%
Portfolio turnover rate (c)	122%	103%	101%	119%	112%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Includes foreign capital gains tax. If this tax expense was not included, the expense ratio would have been 0.80%.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Germany AlphaDEX® Fund (FGM)
	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 37.57	$ 51.26	$ 36.47	$ 36.37	$ 36.07
Income from investment operations:
Net investment income (loss)	1.02	0.72	1.00	0.47	0.35
Net realized and unrealized gain (loss)	6.82	(13.59)	14.87	0.11	0.36
Total from investment operations	7.84	(12.87)	15.87	0.58	0.71
Distributions paid to shareholders from:
Net investment income	(1.02)	(0.82)	(1.08)	(0.46)	(0.34)
Return of capital	—	—	—	(0.02)	(0.07)
Total distributions	(1.02)	(0.82)	(1.08)	(0.48)	(0.41)
Net asset value, end of period	$44.39	$37.57	$51.26	$36.47	$36.37
Total return (a)	21.06%	(25.40)%	43.96%	1.67%	1.94%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 144,261	$ 139,022	$ 258,845	$ 98,478	$ 189,111
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.48%	1.66%	2.38%	1.32%	1.34%
Portfolio turnover rate (b)	99%	81%	82%	114%	90%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Canada AlphaDEX® Fund (FCAN)
	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 20.38	$ 26.48	$ 23.29	$ 21.51	$ 31.44
Income from investment operations:
Net investment income (loss)	0.27	0.24	0.28	0.22	0.27
Net realized and unrealized gain (loss)	4.50	(6.01)	3.18	1.70	(10.00)
Total from investment operations	4.77	(5.77)	3.46	1.92	(9.73)
Distributions paid to shareholders from:
Net investment income	(0.26)	(0.33)	(0.27)	(0.14)	(0.20)
Net asset value, end of period	$24.89	$20.38	$26.48	$23.29	$21.51
Total return (a)	23.45%	(21.94)%	15.03%	8.94%	(30.98)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 4,977	$ 7,132	$ 6,621	$ 6,987	$ 6,452
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	0.94%	1.17%	1.12%	0.98%	1.32%
Portfolio turnover rate (b)	68%	88%	85%	114%	166%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Australia AlphaDEX® Fund (FAUS)
	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 27.57	$ 33.67	$ 28.55	$ 27.10	$ 28.97
Income from investment operations:
Net investment income (loss)	1.03	0.93	1.06	0.70	0.98
Net realized and unrealized gain (loss)	5.15	(6.03)	5.67	2.77	(2.05)
Total from investment operations	6.18	(5.10)	6.73	3.47	(1.07)
Distributions paid to shareholders from:
Net investment income	(1.89)	(1.00)	(1.61)	(2.02)	(0.80)
Net asset value, end of period	$31.86	$27.57	$33.67	$28.55	$27.10
Total return (a)	22.63%	(15.48)%	23.87%	12.80%	(3.68)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,593	$ 1,378	$ 1,684	$ 1,427	$ 2,710
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.81% (b)	0.80%
Ratio of net investment income (loss) to average net assets	3.33%	2.89%	3.33%	2.50%	3.64%
Portfolio turnover rate (c)	99%	80%	75%	92%	101%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust United Kingdom AlphaDEX® Fund (FKU)
	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 32.11	$ 39.97	$ 32.85	$ 40.12	$ 39.29
Income from investment operations:
Net investment income (loss)	1.34	1.13	1.15	1.01	1.04
Net realized and unrealized gain (loss)	8.91	(7.35)	7.14	(7.43)	0.85
Total from investment operations	10.25	(6.22)	8.29	(6.42)	1.89
Distributions paid to shareholders from:
Net investment income	(1.37)	(1.64)	(1.17)	(0.85)	(1.06)
Net asset value, end of period	$40.99	$32.11	$39.97	$32.85	$40.12
Total return (a)	32.36%	(16.16)%	25.53%	(16.08)%	4.75%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 18,444	$ 9,632	$ 17,986	$ 27,926	$ 210,651
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.58%	2.81%	2.87%	2.47%	2.97%
Portfolio turnover rate (b)	73%	107%	98%	109%	91%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 35.35	$ 36.33	$ 30.87	$ 28.85	$ 36.44
Income from investment operations:
Net investment income (loss)	0.26	0.23	0.87	0.93	1.13
Net realized and unrealized gain (loss)	(0.01)	(1.21)	6.06	2.10	(7.47)
Total from investment operations	0.25	(0.98)	6.93	3.03	(6.34)
Distributions paid to shareholders from:
Net investment income	(0.27)	—	(1.47)	(0.76)	(1.15)
Return of capital	(0.07)	—	—	(0.25)	(0.10)
Total distributions	(0.34)	—	(1.47)	(1.01)	(1.25)
Net asset value, end of period	$35.26	$35.35	$36.33	$30.87	$28.85
Total return (a)	0.71%	(2.67)% (b)	22.54%	10.31%	(17.56)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,526	$ 3,535	$ 3,633	$ 3,087	$ 5,771
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	0.74%	0.77%	2.45%	2.17%	1.59%
Portfolio turnover rate (c)	24%	156% (d)	64%	76%	133%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $14,188, which represents less than $0.14 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(d)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective April 17, 2018 which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Hong Kong AlphaDEX® Fund (FHK)
	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 34.16	$ 42.70	$ 32.53	$ 33.72	$ 38.29
Income from investment operations:
Net investment income (loss)	0.98	1.03	2.41	1.33	0.78
Net realized and unrealized gain (loss)	0.99	(8.58)	10.59	(1.17)	(4.35)
Total from investment operations	1.97	(7.55)	13.00	0.16	(3.57)
Distributions paid to shareholders from:
Net investment income	(1.01)	(0.99)	(2.83)	(1.35)	(1.00)
Net asset value, end of period	$35.12	$34.16	$42.70	$32.53	$33.72
Total return (a)	5.86%	(17.84)%	40.31%	0.54%	(9.51)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,512	$ 3,416	$ 6,406	$ 8,133	$ 141,620
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.81% (b)	0.81% (b)
Ratio of net investment income (loss) to average net assets	2.80%	2.92%	4.83%	0.98%	2.82%
Portfolio turnover rate (c)	65%	66%	76%	257%	106%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Switzerland AlphaDEX® Fund (FSZ)
	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 43.89	$ 52.73	$ 40.82	$ 39.97	$ 38.09
Income from investment operations:
Net investment income (loss)	1.07	0.82	0.66	0.75	0.44
Net realized and unrealized gain (loss)	10.24	(8.66)	12.03	0.89	1.87
Total from investment operations	11.31	(7.84)	12.69	1.64	2.31
Distributions paid to shareholders from:
Net investment income	(1.09)	(0.84)	(0.78)	(0.74)	(0.43)
Return of capital	—	(0.16)	—	(0.05)	—
Total distributions	(1.09)	(1.00)	(0.78)	(0.79)	(0.43)
Net asset value, end of period	$54.11	$43.89	$52.73	$40.82	$39.97
Total return (a)	25.91%	(15.11)%	31.26%	4.21%	6.06%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 148,811	$ 151,409	$ 237,288	$ 104,080	$ 191,851
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.24%	1.79%	1.43%	1.91%	1.82%
Portfolio turnover rate (b)	77%	65%	50%	92%	82%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 33.54	$ 44.89	$ 33.70	$ 33.32	$ 32.07
Income from investment operations:
Net investment income (loss)	0.61	0.58	0.71	0.50	0.45
Net realized and unrealized gain (loss)	5.77	(11.28)	11.41	0.47	1.37
Total from investment operations	6.38	(10.70)	12.12	0.97	1.82
Distributions paid to shareholders from:
Net investment income	(0.89)	(0.62)	(0.93)	(0.59)	(0.57)
Return of capital	—	(0.03)	—	—	—
Total distributions	(0.89)	(0.65)	(0.93)	(0.59)	(0.57)
Net asset value, end of period	$39.03	$33.54	$44.89	$33.70	$33.32
Total return (a)	19.13%	(24.03)%	36.23%	2.96%	5.65%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 9,758	$ 10,063	$ 8,977	$ 6,741	$ 6,665
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.66%	1.30%	1.80%	1.53%	1.31%
Portfolio turnover rate (b)	119%	142%	111%	127%	137%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 32.44	$ 43.02	$ 30.42	$ 27.43	$ 32.64
Income from investment operations:
Net investment income (loss)	1.11	1.19	1.11	0.64	0.71
Net realized and unrealized gain (loss)	7.46	(10.26)	12.96	3.08	(5.03)
Total from investment operations	8.57	(9.07)	14.07	3.72	(4.32)
Distributions paid to shareholders from:
Net investment income	(1.73)	(1.44)	(1.26)	(0.73)	(0.80)
Net realized gain	—	(0.07)	(0.21)	—	—
Return of capital	—	—	—	—	(0.09)
Total distributions	(1.73)	(1.51)	(1.47)	(0.73)	(0.89)
Net asset value, end of period	$39.28	$32.44	$43.02	$30.42	$27.43
Total return (a)	26.90%	(21.42)%	46.57%	13.53%	(13.39)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 163,004	$ 157,326	$ 271,055	$94,306 (b)	$ 24,684
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.93% (c)	0.80%
Ratio of net investment income (loss) to average net assets	2.88%	3.02%	3.26%	2.39%	2.53%
Portfolio turnover rate (d)	127%	126%	113%	121%	151%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $2,732, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Ratio reflects foreign capital gain tax expense of 0.14% which is not covered under the annual unitary management fee.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Eurozone AlphaDEX® ETF (FEUZ)
	Year Ended December 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$ 34.43	$ 43.81	$ 32.64	$ 31.66	$ 30.89
Income from investment operations:
Net investment income (loss)	0.73	0.80	0.47	0.50	0.34
Net realized and unrealized gain (loss)	6.51	(9.34)	11.26	1.17	0.77
Total from investment operations	7.24	(8.54)	11.73	1.67	1.11
Distributions paid to shareholders from:
Net investment income	(0.79)	(0.84)	(0.56)	(0.69)	(0.23)
Return of capital	—	—	—	—	(0.11)
Total distributions	(0.79)	(0.84)	(0.56)	(0.69)	(0.34)
Net asset value, end of period	$40.88	$34.43	$43.81	$32.64	$31.66
Total return (a)	21.15%	(19.82)%	36.19%	5.49%	3.54%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 53,145	$ 49,925	$ 39,425	$ 6,529	$ 11,080
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.96%	2.10%	0.96%	1.70%	0.30%
Portfolio turnover rate (b)	87%	90%	77%	98%	21%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019
1. Organization
First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of the following nineteen funds (each a “Fund” and collectively, the “Funds”), including the exchange on which they are listed and traded:
First Trust Asia Pacific ex-Japan AlphaDEX® Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FPA”)
First Trust Europe AlphaDEX® Fund – (Nasdaq ticker “FEP”)
First Trust Latin America AlphaDEX® Fund – (Nasdaq ticker “FLN”)
First Trust Brazil AlphaDEX® Fund – (Nasdaq ticker “FBZ”)
First Trust China AlphaDEX® Fund – (Nasdaq ticker “FCA”)
First Trust Japan AlphaDEX® Fund – (Nasdaq ticker “FJP”)
First Trust South Korea AlphaDEX® Fund – (Nasdaq ticker “FKO”)
First Trust Developed Markets ex-US AlphaDEX® Fund – (Nasdaq ticker “FDT”)
First Trust Emerging Markets AlphaDEX® Fund – (Nasdaq ticker “FEM”)
First Trust Germany AlphaDEX® Fund – (Nasdaq ticker “FGM”)
First Trust Canada AlphaDEX® Fund – (Nasdaq ticker “FCAN”)
First Trust Australia AlphaDEX® Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FAUS”)
First Trust United Kingdom AlphaDEX® Fund – (Nasdaq ticker “FKU”)
First Trust India NIFTY 50 Equal Weight ETF – (Nasdaq ticker “NFTY”)
First Trust Hong Kong AlphaDEX® Fund – (Nasdaq ticker “FHK”)
First Trust Switzerland AlphaDEX® Fund – (Nasdaq ticker “FSZ”)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund – (Nasdaq ticker “FDTS”)
First Trust Emerging Markets Small Cap AlphaDEX® Fund – (Nasdaq ticker “FEMS”)
First Trust Eurozone AlphaDEX® ETF – (Nasdaq ticker “FEUZ”)
Each Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed in-kind for securities in which a Fund invests and/or cash. Except when aggregated in Creation Units, each Fund’s shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index
First Trust Europe AlphaDEX® Fund	NASDAQ AlphaDEX® Europe Index
First Trust Latin America AlphaDEX® Fund	NASDAQ AlphaDEX® Latin America Index
First Trust Brazil AlphaDEX® Fund	NASDAQ AlphaDEX® Brazil Index
First Trust China AlphaDEX® Fund	NASDAQ AlphaDEX® China Index
First Trust Japan AlphaDEX® Fund	NASDAQ AlphaDEX® Japan Index
First Trust South Korea AlphaDEX® Fund	NASDAQ AlphaDEX® South Korea Index
First Trust Developed Markets ex-US AlphaDEX® Fund	NASDAQ AlphaDEX® Developed Markets Ex-US Index
First Trust Emerging Markets AlphaDEX® Fund	NASDAQ AlphaDEX® Emerging Markets Index
First Trust Germany AlphaDEX® Fund	NASDAQ AlphaDEX® Germany Index
First Trust Canada AlphaDEX® Fund	NASDAQ AlphaDEX® Canada Index
First Trust Australia AlphaDEX® Fund	NASDAQ AlphaDEX® Australia Index
First Trust United Kingdom AlphaDEX® Fund	NASDAQ AlphaDEX® United Kingdom Index
First Trust India NIFTY 50 Equal Weight ETF	NIFTY 50 Equal Weight Index
First Trust Hong Kong AlphaDEX® Fund	NASDAQ AlphaDEX® Hong Kong Index
First Trust Switzerland AlphaDEX® Fund	NASDAQ AlphaDEX® Switzerland Index
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index
First Trust Emerging Markets Small Cap AlphaDEX® Fund	NASDAQ AlphaDEX® Emerging Markets Small Cap Index
First Trust Eurozone AlphaDEX® ETF	NASDAQ AlphaDEX® Eurozone Index

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2019, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2019, FEP, FCA, FJP, FDT, FEM, FGM, FCAN, FEMS, and FEUZ had securities in the securities lending program. During the fiscal year ended December 31, 2019, FPA, FEP, FCA, FJP, FDT, FEM, FGM, FCAN, FHK, FEMS and FEUZ participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019
counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended December 31, 2019, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2019, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 1,128,110	$ —	$ 18,537
First Trust Europe AlphaDEX® Fund	15,515,712	—	—
First Trust Latin America AlphaDEX® Fund	699,246	—	—
First Trust Brazil AlphaDEX® Fund	11,024,538	—	—
First Trust China AlphaDEX® Fund	389,907	—	—
First Trust Japan AlphaDEX® Fund	2,590,873	—	—
First Trust South Korea AlphaDEX® Fund	52,936	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	23,239,205	—	—
First Trust Emerging Markets AlphaDEX® Fund	22,774,192	—	—
First Trust Germany AlphaDEX® Fund	3,544,982	—	—
First Trust Canada AlphaDEX® Fund	58,160	—	—
First Trust Australia AlphaDEX® Fund	94,569	—	—
First Trust United Kingdom AlphaDEX® Fund	391,393	—	—
First Trust India NIFTY 50 Equal Weight ETF	26,709	—	7,362
First Trust Hong Kong AlphaDEX® Fund	100,512	—	—
First Trust Switzerland AlphaDEX® Fund	3,478,372	—	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	221,727	—	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	6,600,293	—	—
First Trust Eurozone AlphaDEX® ETF	1,084,326	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2018, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 1,047,602	$ —	$ 101,870
First Trust Europe AlphaDEX® Fund	18,614,887	—	—
First Trust Latin America AlphaDEX® Fund	464,297	—	46,029
First Trust Brazil AlphaDEX® Fund	2,178,371	1,200,492	—
First Trust China AlphaDEX® Fund	251,046	—	—
First Trust Japan AlphaDEX® Fund	2,237,007	—	—
First Trust South Korea AlphaDEX® Fund	42,814	—	26,947
First Trust Developed Markets ex-US AlphaDEX® Fund	20,849,188	—	817,374
First Trust Emerging Markets AlphaDEX® Fund	17,760,227	—	—
First Trust Germany AlphaDEX® Fund	4,271,617	—	—
First Trust Canada AlphaDEX® Fund	147,686	—	—
First Trust Australia AlphaDEX® Fund	49,972	—	—
First Trust United Kingdom AlphaDEX® Fund	557,843	—	—
First Trust India NIFTY 50 Equal Weight ETF	—	—	—
First Trust Hong Kong AlphaDEX® Fund	98,852	—	—
First Trust Switzerland AlphaDEX® Fund	4,115,398	—	795,384
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	207,752	—	10,134
First Trust Emerging Markets Small Cap AlphaDEX® Fund	9,374,796	218,247	—
First Trust Eurozone AlphaDEX® ETF	1,614,237	—	—
As of December 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ —	$ (13,393,531)	$ 937,593
First Trust Europe AlphaDEX® Fund	813,630	(142,146,164)	37,023,889
First Trust Latin America AlphaDEX® Fund	332,878	(7,544,527)	14,031,645
First Trust Brazil AlphaDEX® Fund	948,844	—	27,049,631
First Trust China AlphaDEX® Fund	11,511	(6,264,026)	253,825
First Trust Japan AlphaDEX® Fund	42,333	(46,401,676)	(1,084,041)
First Trust South Korea AlphaDEX® Fund	13,566	(2,325,535)	69,691
First Trust Developed Markets ex-US AlphaDEX® Fund	44,014	(182,874,027)	35,825,218
First Trust Emerging Markets AlphaDEX® Fund	693,803	(145,515,264)	67,654,174
First Trust Germany AlphaDEX® Fund	2,929	(34,516,098)	6,155,791
First Trust Canada AlphaDEX® Fund	1,541	(16,097,635)	145,549
First Trust Australia AlphaDEX® Fund	460	(588,725)	73,388
First Trust United Kingdom AlphaDEX® Fund	36,200	(37,737,410)	1,531,832
First Trust India NIFTY 50 Equal Weight ETF	—	(1,175,844)	(212,410)
First Trust Hong Kong AlphaDEX® Fund	79	(49,668,664)	220,310
First Trust Switzerland AlphaDEX® Fund	—	(32,397,937)	14,231,785
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	31,282	(3,674,370)	535,619
First Trust Emerging Markets Small Cap AlphaDEX® Fund	865,963	(35,947,916)	14,039,568
First Trust Eurozone AlphaDEX® ETF	—	(11,883,083)	1,175,242

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019
G. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses and long-term losses can be netted against short-term gains and long-term gains, respectively.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2016, 2017, 2018, and 2019 remain open to federal and state audit. As of December 31, 2019, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At December 31, 2019, for federal income tax purposes, each Fund had capital loss carryforwards available that are shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019
Capital Loss Available
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 13,326,267
First Trust Europe AlphaDEX® Fund	142,146,164
First Trust Latin America AlphaDEX® Fund	7,544,527
First Trust Brazil AlphaDEX® Fund	—
First Trust China AlphaDEX® Fund	6,264,026
First Trust Japan AlphaDEX® Fund	46,401,676
First Trust South Korea AlphaDEX® Fund	2,325,535
First Trust Developed Markets ex-US AlphaDEX® Fund	182,874,027
First Trust Emerging Markets AlphaDEX® Fund	145,515,264
First Trust Germany AlphaDEX® Fund	34,516,098
First Trust Canada AlphaDEX® Fund	16,097,635
First Trust Australia AlphaDEX® Fund	588,725
First Trust United Kingdom AlphaDEX® Fund	37,737,410
First Trust India NIFTY 50 Equal Weight ETF	1,175,844
First Trust Hong Kong AlphaDEX® Fund	49,668,664
First Trust Switzerland AlphaDEX® Fund	32,397,937
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	3,674,370
First Trust Emerging Markets Small Cap AlphaDEX® Fund	35,947,916
First Trust Eurozone AlphaDEX® ETF	11,876,131
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2019, the Funds incurred and elected to defer net ordinary losses as follows:
Ordinary Losses
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 67,264
First Trust Europe AlphaDEX® Fund	—
First Trust Latin America AlphaDEX® Fund	—
First Trust Brazil AlphaDEX® Fund	—
First Trust China AlphaDEX® Fund	—
First Trust Japan AlphaDEX® Fund	—
First Trust South Korea AlphaDEX® Fund	—
First Trust Developed Markets ex-US AlphaDEX® Fund	—
First Trust Emerging Markets AlphaDEX® Fund	—
First Trust Germany AlphaDEX® Fund	—
First Trust Canada AlphaDEX® Fund	—
First Trust Australia AlphaDEX® Fund	—
First Trust United Kingdom AlphaDEX® Fund	—
First Trust India NIFTY 50 Equal Weight ETF	—
First Trust Hong Kong AlphaDEX® Fund	—
First Trust Switzerland AlphaDEX® Fund	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	—
First Trust Eurozone AlphaDEX® ETF	6,952

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2019, the adjustments for each Fund were as follows:
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 181,490	$ (1,073,712)	$ 892,222
First Trust Europe AlphaDEX® Fund	330,673	(5,215,234)	4,884,561
First Trust Latin America AlphaDEX® Fund	44,017	(50,982)	6,965
First Trust Brazil AlphaDEX® Fund	8,849,548	(10,744,568)	1,895,020
First Trust China AlphaDEX® Fund	701	(56,543)	55,842
First Trust Japan AlphaDEX® Fund	354,296	15,946	(370,242)
First Trust South Korea AlphaDEX® Fund	181	(183)	2
First Trust Developed Markets ex-US AlphaDEX® Fund	2,914,459	(4,277,780)	1,363,321
First Trust Emerging Markets AlphaDEX® Fund	672,068	1,030,693	(1,702,761)
First Trust Germany AlphaDEX® Fund	2,335	(2,660,708)	2,658,373
First Trust Canada AlphaDEX® Fund	299	493,179	(493,478)
First Trust Australia AlphaDEX® Fund	26,777	(26,778)	1
First Trust United Kingdom AlphaDEX® Fund	9,027	(105,430)	96,403
First Trust India NIFTY 50 Equal Weight ETF	(3,108)	3,247	(139)
First Trust Hong Kong AlphaDEX® Fund	4,084	(4,084)	—
First Trust Switzerland AlphaDEX® Fund	70,491	(10,154,016)	10,083,525
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	61,959	18,043	(80,002)
First Trust Emerging Markets Small Cap AlphaDEX® Fund	2,861,422	(1,342,213)	(1,519,209)
First Trust Eurozone AlphaDEX® ETF	9,125	(1,481,440)	1,472,315
H. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of the advisory fees, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund.
First Trust Portfolios L.P. (“FTP”) has entered into licensing agreements with Nasdaq (“Licensor”) for all the Funds except NFTY and with NSE Indices Limited (“NSE”) (formerly known as India Index Services & Products Ltd.) for NFTY (Nasdaq and NSE collectively, the “Licensors”). The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements.
I. Offsetting on the Statements of Assets and Liabilities
Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee of 0.80% of each Fund’s average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
During the fiscal year ended December 31, 2018, NFTY received a payment from the Advisor of $14,188 in connection with changing the Index.
The Trust has multiple service agreements with BBH. Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019
4. Purchases and Sales of Securities
For the fiscal year ended December 31, 2019, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 30,845,294	$ 33,701,773
First Trust Europe AlphaDEX® Fund	572,748,802	576,079,514
First Trust Latin America AlphaDEX® Fund	163,398,621	81,255,571
First Trust Brazil AlphaDEX® Fund	114,680,425	167,432,401
First Trust China AlphaDEX® Fund	11,568,178	10,314,519
First Trust Japan AlphaDEX® Fund	144,171,851	147,448,643
First Trust South Korea AlphaDEX® Fund	2,764,042	1,777,828
First Trust Developed Markets ex-US AlphaDEX® Fund	942,370,451	966,478,393
First Trust Emerging Markets AlphaDEX® Fund	852,673,694	758,108,860
First Trust Germany AlphaDEX® Fund	140,283,461	140,105,447
First Trust Canada AlphaDEX® Fund	4,286,749	4,295,404
First Trust Australia AlphaDEX® Fund	1,528,452	1,565,554
First Trust United Kingdom AlphaDEX® Fund	7,645,158	7,651,764
First Trust India NIFTY 50 Equal Weight ETF	835,932	829,894
First Trust Hong Kong AlphaDEX® Fund	2,258,804	2,259,755
First Trust Switzerland AlphaDEX® Fund	115,515,674	115,255,014
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	11,089,868	11,482,834
First Trust Emerging Markets Small Cap AlphaDEX® Fund	184,701,706	192,115,936
First Trust Eurozone AlphaDEX® ETF	44,145,365	44,214,024

For the fiscal year ended December 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 3,674,958	$ 12,087,497
First Trust Europe AlphaDEX® Fund	—	183,192,083
First Trust Latin America AlphaDEX® Fund	26,347,796	8,128,671
First Trust Brazil AlphaDEX® Fund	—	—
First Trust China AlphaDEX® Fund	1,322,696	1,164,023
First Trust Japan AlphaDEX® Fund	36,440,581	113,799,866
First Trust South Korea AlphaDEX® Fund	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	23,268,449	349,417,540
First Trust Emerging Markets AlphaDEX® Fund	93,922,591	72,409,538
First Trust Germany AlphaDEX® Fund	68,204,189	84,645,684
First Trust Canada AlphaDEX® Fund	4,608,022	7,799,874
First Trust Australia AlphaDEX® Fund	—	—
First Trust United Kingdom AlphaDEX® Fund	9,609,374	3,407,033
First Trust India NIFTY 50 Equal Weight ETF	—	—
First Trust Hong Kong AlphaDEX® Fund	—	—
First Trust Switzerland AlphaDEX® Fund	57,170,139	90,076,963
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	—	1,502,023
First Trust Emerging Markets Small Cap AlphaDEX® Fund	6,249,041	22,422,716
First Trust Eurozone AlphaDEX® ETF	15,199,317	20,909,496

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). Due to the nature of the investments of FBZ, FKO and NFTY, Creation Units are generally issued and redeemed for cash, although Creation Units may be issued in-kind for securities in which FBZ, FKO or NFTY invests, in limited circumstances. In order to purchase Creation Units of a Fund on an in-kind basis, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund’s portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund’s portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request. When shares are redeemed for cash, the Authorized Participant may also be assessed an amount to cover other costs, including operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to portfolio securities sold in connection with the redemption.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2021.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there was the following subsequent event:
First Trust announced on February 6, 2020 that the Boards of Trustees of FCAN, FAUS, FHK, and FKO, approved the reorganizations of FCAN, FAUS, FHK and FKO, respectively, into FDT. The reorganizations have also been approved by the Board of Trustees of FDT. FDT will be the surviving fund for each reorganization.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019
Under the terms of the proposed transactions, which are expected to be tax-free, the assets of each of FCAN, FAUS, FHK and FKO would be transferred to, and the liabilities of each of FCAN, FAUS, FHK and FKO would be assumed by, FDT, and shareholders of FCAN, FAUS, FHK and FKO would receive shares of FDT with a net asset value equal to the aggregate net asset value of the FCAN, FAUS, FHK and FKO shares held by them, as applicable. It is currently expected that the transaction will be consummated no later than the second quarter of 2020, subject to requisite approvals by the shareholders of each of FCAN, FAUS, FHK and FKO and satisfaction of applicable regulatory requirements and approvals and customary closing conditions. There is no assurance when or whether such approvals, or any other approvals required for the transactions, will be obtained. More information on the proposed transactions will be contained in a registration statement/proxy materials that will be filed with the SEC. Upon completion of the proposed transactions, the investment objective and strategies of FDT will remain unchanged.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Asia Pacific ex-Japan AlphaDEX® Fund, First Trust Europe AlphaDEX® Fund, First Trust Latin America AlphaDEX® Fund, First Trust Brazil AlphaDEX® Fund, First Trust China AlphaDEX® Fund, First Trust Japan AlphaDEX® Fund, First Trust South Korea AlphaDEX® Fund, First Trust Developed Markets ex-US AlphaDEX® Fund, First Trust Emerging Markets AlphaDEX® Fund, First Trust Germany AlphaDEX® Fund, First Trust Canada AlphaDEX® Fund, First Trust Australia AlphaDEX® Fund, First Trust United Kingdom AlphaDEX® Fund, First Trust India NIFTY 50 Equal Weight ETF, First Trust Hong Kong AlphaDEX® Fund, First Trust Switzerland AlphaDEX® Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund, First Trust Emerging Markets Small Cap AlphaDEX® Fund, and First Trust Eurozone AlphaDEX® ETF (the “Funds”), each a series of First Trust Exchange-Traded AlphaDEX® Fund II, including the portfolios of investments, as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Chicago, Illinois
February 24, 2020
We have served as the auditor of one or more First Trust investment companies since 2001.

Additional Information
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Federal Tax Information
For the taxable year ended December 31, 2019, none of the income dividend paid by the Funds qualify for the dividends received deduction available to corporations.
For the taxable year ended December 31, 2019, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:
Qualified Dividend Income
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	47.42%
First Trust Europe AlphaDEX® Fund	84.04%
First Trust Latin America AlphaDEX® Fund	22.46%
First Trust Brazil AlphaDEX® Fund	0.00%
First Trust China AlphaDEX® Fund	70.62%
First Trust Japan AlphaDEX® Fund	100.00%
First Trust South Korea AlphaDEX® Fund	100.00%
First Trust Developed Markets ex-US AlphaDEX® Fund	78.50%
First Trust Emerging Markets AlphaDEX® Fund	63.84%
First Trust Germany AlphaDEX® Fund	100.00%
First Trust Canada AlphaDEX® Fund	100.00%
First Trust Australia AlphaDEX® Fund	58.54%
First Trust United Kingdom AlphaDEX® Fund	88.27%
First Trust India NIFTY 50 Equal Weight ETF	100.00%
First Trust Hong Kong AlphaDEX® Fund	0.00%
First Trust Switzerland AlphaDEX® Fund	100.00%
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	78.01%
First Trust Emerging Markets Small Cap AlphaDEX® Fund	21.58%
First Trust Eurozone AlphaDEX® ETF	100.00%

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019 (Unaudited)
The following Funds met the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, and elect to pass through to their shareholders credit for foreign taxes paid. The total amount of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:
	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 1,126,555	$ 1.61	$ 52,524	$ 0.08
First Trust Europe AlphaDEX® Fund	17,383,554	1.28	1,282,301	0.09
First Trust Latin America AlphaDEX® Fund	1,547,667	0.27	167,541	0.03
First Trust Brazil AlphaDEX® Fund	4,081,684	0.60	301,864	0.04
First Trust China AlphaDEX® Fund	501,399	1.43	30,425	0.09
First Trust Japan AlphaDEX® Fund	3,348,007	2.23	334,979	0.22
First Trust South Korea AlphaDEX® Fund	92,688	0.62	18,424	0.12
First Trust Developed Markets ex-US AlphaDEX® Fund	26,282,638	2.12	2,175,751	0.18
First Trust Emerging Markets AlphaDEX® Fund	30,169,436	1.23	2,645,204	0.11
First Trust Germany AlphaDEX® Fund	5,358,501	1.65	676,986	0.21
First Trust Canada AlphaDEX® Fund	113,548	0.57	17,033	0.09
First Trust Australia AlphaDEX® Fund	66,490	1.33	2,028	0.04
First Trust United Kingdom AlphaDEX® Fund	441,628	0.98	1,187	0.00*
First Trust India NIFTY 50 Equal Weight ETF	54,357	0.54	—	—
First Trust Hong Kong AlphaDEX® Fund	125,776	1.26	—	—
First Trust Switzerland AlphaDEX® Fund	5,231,288	1.90	597,237	0.22
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	255,052	1.02	24,733	0.10
First Trust Emerging Markets Small Cap AlphaDEX® Fund	5,881,690	1.42	632,610	0.15
First Trust Eurozone AlphaDEX® ETF	1,387,017	1.07	185,502	0.14
* Amount is less than $0.01.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019 (Unaudited)
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Remuneration
First Trust Advisors L.P. (“First Trust”) is authorized and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of the First Trust Exchange-Traded AlphaDEX® Fund II funds it manages (the “Funds”), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2019, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $1,142,303. This figure is comprised of $70,922 paid (or to be paid) in fixed compensation and $1,071,381 paid (or to be paid) in variable compensation. There were a total of 15 beneficiaries of the remuneration described above. Those amounts include $667,081 paid (or to be paid) to senior management of First Trust Advisors L.P. and $475,222 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i. to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii. to promote sound and effective risk management consistent with the risk profiles of the Funds managed by First Trust; and
iii. to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the Funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.

Board of Trustees and Officers
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019 (Unaudited)
The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.
The Trust’s statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling (800) 988-5891.
Name, Year of Birth and Position with the Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the First Trust Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During Past 5 Years
INDEPENDENT TRUSTEES
Richard E. Erickson, Trustee (1951)	• Indefinite Term • Since Inception	Physician; Officer, Wheaton Orthopedics; Limited Partner, Gundersen Real Estate Limited Partnership (June 1992 to December 2016); Member, Sportsmed LLC (April 2007 to November 2015)	169	None
Thomas R. Kadlec, Trustee (1957)	• Indefinite Term • Since Inception	President, ADM Investor Services, Inc. (Futures Commission Merchant)	169	Director of ADM Investor Services, Inc., ADM Investor Services International, Futures Industry Association, and National Futures Association
Robert F. Keith, Trustee (1956)	• Indefinite Term • Since Inception	President, Hibs Enterprises (Financial and Management Consulting)	169	Director of Trust Company of Illinois
Niel B. Nielson, Trustee (1954)	• Indefinite Term • Since Inception	Senior Advisor (August 2018 to Present), Managing Director and Chief Operating Officer (January 2015 to August 2018), Pelita Harapan Educational Foundation (Educational Products and Services); President and Chief Executive Officer (June 2012 to September 2014), Servant Interactive LLC (Educational Products and Services); President and Chief Executive Officer (June 2012 to September 2014), Dew Learning LLC (Educational Products and Services)	169	None
INTERESTED TRUSTEE
James A. Bowen(1), Trustee and Chairman of the Board (1955)	• Indefinite Term • Since Inception	Chief Executive Officer, First Trust Advisors L.P. and First Trust Portfolios L.P.; Chairman of the Board of Directors, BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)	169	None

(1)	Mr. Bowen is deemed an “interested person” of the Trust due to his position as CEO of First Trust Advisors L.P., investment advisor of the Trust.

Board of Trustees and Officers (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019 (Unaudited)
Name and Year of Birth	Position and Offices with Trust	Term of Office and Length of Service	Principal Occupations During Past 5 Years
OFFICERS(2)
James M. Dykas (1966)	President and Chief Executive Officer	• Indefinite Term • Since January 2016	Managing Director and Chief Financial Officer (January 2016 to Present), Controller (January 2011 to January 2016), Senior Vice President (April 2007 to January 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.; Chief Financial Officer (January 2016 to Present), BondWave LLC (Software Development Company) and Stonebridge Advisors LLC (Investment Advisor)
Donald P. Swade (1972)	Treasurer, Chief Financial Officer and Chief Accounting Officer	• Indefinite Term • Since January 2016	Senior Vice President (July 2016 to Present), Vice President (April 2012 to July 2016), First Trust Advisors L.P. and First Trust Portfolios L.P.
W. Scott Jardine (1960)	Secretary and Chief Legal Officer	• Indefinite Term • Since Inception	General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.; Secretary and General Counsel, BondWave LLC; Secretary, Stonebridge Advisors LLC
Daniel J. Lindquist (1970)	Vice President	• Indefinite Term • Since Inception	Managing Director, First Trust Advisors L.P. and First Trust Portfolios L.P.
Kristi A. Maher (1966)	Chief Compliance Officer and Assistant Secretary	• Indefinite Term • Since Inception	Deputy General Counsel, First Trust Advisors L.P. and First Trust Portfolios L.P.

Roger F. Testin (1966)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P.
Stan Ueland (1970)	Vice President	• Indefinite Term • Since Inception	Senior Vice President, First Trust Advisors L.P. and First Trust Portfolios L.P
(2)	The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Privacy Policy
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2019 (Unaudited)
Privacy Policy
First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.
Sources of Information
We collect nonpublic personal information about you from the following sources:
•	Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;
•	Information about your transactions with us, our affiliates or others;
•	Information we receive from your inquiries by mail, e-mail or telephone; and
•	Information we collect on our website through the use of “cookies”. For example, we may identify the pages on our website that your browser requests or visits.
Information Collected
The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.
Disclosure of Information
We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:
•	In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.
•	We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).
In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.
Use of Website Analytics
We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust’s website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust’s website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.
Confidentiality and Security
With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.
Policy Updates and Inquiries
As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).
March 2019

This page intentionally left blank

This page intentionally left blank

This page intentionally left blank

First Trust Exchange-Traded AlphaDEX® Fund II
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees (Registrant) — The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $425,375 for the fiscal year ended December 31, 2018 and $424,688 for the fiscal year ended December 31, 2019.

(b) Audit-Related Fees (Registrant) — The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2018, and $0 for the fiscal year ended December 31, 2019.

Audit-Related Fees (Investment Adviser and Distributor) — The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2018 and $0 for the fiscal year ended December 31, 2019.

(c) Tax Fees (Registrant) — The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $124,200 for the fiscal year ended December 31, 2018, and $133,122 for the fiscal year ended December 31, 2019.

Tax Fees (Investment Adviser and Distributor) —The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant’s adviser and distributor were $0 for the fiscal year ended December 31, 2018 and $0 for the fiscal year ended December 31, 2019.

(d) All Other Fees (Registrant) — The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended December 31, 2018, and $0 for the fiscal year ended December 31, 2019.

All Other Fees (Investment Adviser and Distributor) — The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant’s investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended December 31, 2018, and $0 for the fiscal year ended December 31, 2019.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to the de minimis exception, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal year ended December 31, 2018 were $124,200 for the Registrant, $48,190 for the Registrant’s investment adviser, and $80,310 for the Registrant’s distributor; and for the fiscal year ended December 31, 2019 were $133,122 for the Registrant, $75,670 for the Registrant’s investment adviser, and $104,730 for the Registrant’s distributor.

(h) The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund II

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date	March 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date	March 4, 2020

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date	March 4, 2020

 * Print the name and title of each signing officer under his or her signature.